Document and Entity Information (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Mar. 22, 2013
Document and Entity Information [Abstract]
Entity Registrant Name	PARKE BANCORP, INC.
Entity Central Index Key	0001315399
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Smaller Reporting Company
Entity Public Float		$ 28.1
Entity Common Stock, Shares Outstanding		5,383,893
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec 31, 2012

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Assets
Cash and due from financial institutions	$ 2,601	$ 3,733
Federal funds sold and cash equivalents	74,265	106,495
Cash and cash equivalents	76,866	110,228
Investment securities available for sale, at fair value	19,340	22,517
Investment securities held to maturity (fair value of $2,239 at December 31, 2012 and $2,080 at December 31, 2011)	2,066	2,032
Total investment securities	21,406	24,549
Loans held for sale	495	225
Loans, net of unearned income	629,712	625,117
Less: Allowance for loan losses	(18,936)	(19,323)
Net loans	610,776	605,794
Accrued interest receivable	2,727	3,039
Premises and equipment, net	3,989	4,122
Other real estate owned (OREO)	26,057	19,410
Restricted stock, at cost	2,223	3,565
Bank owned life insurance (BOLI)	10,743	5,541
Other assets	15,195	14,265
Total Assets	770,477	790,738
Deposits
Noninterest-bearing deposits	30,342	31,146
Interest-bearing deposits	606,865	603,709
Total deposits	637,207	634,855
FHLB borrowings	20,448	50,607
Other borrowed funds	10,000	10,000
Subordinated debentures	13,403	13,403
Accrued interest payable	537	618
Other liabilities	5,339	3,982
Total liabilities	686,934	713,465
Equity
Preferred stock, cumulative perpetual, $1,000 liquidation value; authorized 1,000,000 shares; Issued: 16,288 shares at December 31, 2012 and December 31, 2011	16,065	15,868
Common stock, $.10 par value; authorized 10,000,000 shares; Issued: 5,383,893 shares at December 31, 2012 and 4,886,178 shares at December 31, 2011	560	510
Additional paid-in capital	48,869	45,844
Retained earnings	21,068	17,808
Accumulated other comprehensive loss	(745)	(626)
Treasury stock, 210,900 shares at December 31, 2012 and December 31, 2011, at cost	(2,180)	(2,180)
Total shareholders' equity	83,637	77,224
Noncontrolling interest in consolidated subsidiaries	(94)	49
Total equity	83,543	77,273
Total liabilities and equity	$ 770,477	$ 790,738

Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Assets
Investment securities held to maturity, fair value	$ 2,239	$ 2,080
Equity
Preferred stock, liquidation value per share (in dollars per share)	$ 1,000	$ 1,000
Preferred stock, authorized (in shares)	1,000,000	1,000,000
Preferred stock, issued (in shares)	16,288	16,288
Common stock, par value (in dollars per share)	$ 0.1	$ 0.1
Common stock, authorized (in shares)	10,000,000	10,000,000
Common stock, issued (in shares)	5,383,893	4,886,178
Treasury stock, shares (in shares)	210,900	210,900

Consolidated Statements of Income (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Interest income:
Interest and fees on loans	$ 36,474	$ 39,851
Interest and dividends on investments	1,026	1,329
Interest on federal funds sold and cash equivalents	246	129
Total interest income	37,746	41,309
Interest expense:
Interest on deposits	6,483	7,878
Interest on borrowings	941	1,353
Total interest expense	7,424	9,231
Net interest income	30,322	32,078
Provision for loan losses	7,300	10,450
Net interest income after provision for loan losses	23,022	21,628
Noninterest income (loss)
Gain on sale of SBA loans	3,582	4,439
Loan fees	394	220
Net income from BOLI	202	179
Service fees on deposit accounts	220	221
Other than temporary impairment losses	0	(132)
Portion of loss recognized in other comprehensive income (OCI) (before taxes)	0	3
Net impairment losses recognized in earnings	0	(129)
(Loss) gain on sale and write-down of real estate owned	(999)	(557)
Other	969	352
Total noninterest income (loss)	4,368	4,725
Noninterest expense
Compensation and benefits	5,866	5,638
Professional services	1,746	1,235
Occupancy and equipment	1,043	1,006
Data processing	410	405
FDIC insurance	1,094	985
OREO expense	1,529	642
Other operating expense	3,391	2,714
Total noninterest expense	15,079	12,625
Income before income tax expense	12,311	13,728
Income tax expense	4,242	5,524
Net income attributable to Company and noncontrolling interest	8,069	8,204
Net income attributable to noncontrolling interest	(756)	(932)
Net income attributable to Company	7,313	7,272
Preferred stock dividend and discount accretion	1,012	1,000
Net income available to common shareholders	$ 6,301	$ 6,272
Earnings per common share
Basic (in dollars per share)	$ 1.17	$ 1.17
Diluted (in dollars per share)	$ 1.17	$ 1.15
Weighted average shares outstanding
Basic (in shares)	5,379,558	5,374,561
Diluted (in shares)	5,382,596	5,466,458

Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Consolidated Statements of Comprehensive Income [Abstract]
Net income attributable to Company	$ 7,313	$ 7,272
Unrealized gains on securities:
Non-credit unrealized loss on securities with OTTI, net of taxes	15	14
Net unrealized (losses) gains on securities without OTTI	(148)	13
Total unrealized (losses) gains on securities	(133)	27
Pension liability adjustments	14	31
Total other comprehensive (loss) income	(119)	58
Total comprehensive income	$ 7,194	$ 6,065

Consolidated Statements of Equity (USD $) In Thousands, except Share data, unless otherwise specified	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Loss [Member]	Treasury Stock [Member]	Total Shareholders Equity [Member]	Non-Controlling Interest [Member]	Total
Balance at Dec. 31, 2010	$ 15,683	$ 465	$ 41,931	$ 15,494	$ (693)	$ (2,180)	$ 70,700	$ 32	$ 70,732
(Balance (in shares) at Dec. 31, 2010
Capital withdrawals by noncontrolling interest								(915)	(915)
10% common stock dividend		45	3,913	(3,958)			0		0
Comprehensive income (loss):
Net income				7,272			7,272	932	8,204
Total comprehensive income							67		67
Dividend on preferred stock				(815)			(815)		(815)
Accretion of discount on preferred stock	185			(185)			0		0
Balance at Dec. 31, 2011	15,868	510	45,844	17,808	(626)	(2,180)	77,224	49	77,273
Balance (in shares) at Dec. 31, 2011		5,097,078
Capital withdrawals by noncontrolling interest								(889)	(889)
Stock options exercised		1	34				35		35
Stock options exercised (in shares)		9,332							9,332
10% common stock dividend		49	2,991	(3,041)			(1)		(1)
10% common stock dividend (in shares)		488,383
Comprehensive income (loss):
Net income				7,313			7,313	756	8,069
Total comprehensive income							119		119
Dividend on preferred stock				(815)			(815)		(815)
Accretion of discount on preferred stock	197			(197)			0		0
Balance at Dec. 31, 2012	$ 16,065	$ 560	$ 48,869	$ 21,068	$ (745)	$ (2,180)	$ 83,637	$ (94)	$ 83,543
Balance (in shares) at Dec. 31, 2012		5,594,793

Consolidated Statements of Equity (Parenthetical)	1 Months Ended		12 Months Ended
	May 31, 2012	May 31, 2011	Dec. 31, 2012	Dec. 31, 2011
Consolidated Statements of Equity [Abstract]
Common stock, dividend rate (in hundredths)	10.00%	10.00%	10.00%	10.00%
Preferred stock, dividend rate (in hundredths)			5.00%	5.00%

Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Cash Flows from Operating Activities
Net income	$ 8,069	$ 8,204
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	358	366
Provision for loan losses	7,300	10,450
Bank owned life insurance	(202)	(179)
Supplemental executive retirement plan expense	135	477
Gain on sale of SBA loans	(3,582)	(4,439)
SBA loans originated for sale	(32,199)	(27,171)
Proceeds from sale of SBA loans originated for sale	35,595	30,230
Loss on sale of other real estate owned	999	557
Contribution of Other Real Estate Owned Property	139	0
Other than temporary decline in value of investments	0	129
Net accretion of purchase premiums and discounts on securities	3	(68)
Deferred income tax benefit	(1,343)	(1,801)
Changes in operating assets and liabilities:
(Increase) decrease in accrued interest receivable and other assets	(851)	1,180
Increase (decrease) in accrued interest payable and other accrued liabilities	1,162	(451)
Net cash provided by operating activities	17,284	17,484
Cash Flows from Investing Activities
Purchases of investment securities available for sale	(4,148)	(1,537)
Redemptions (purchases) of restricted stock	1,342	(525)
Purchase of additional bank owned life insurance	(5,000)
Proceeds from sale and call of securities available for sale	1,000	500
Proceeds from maturities and principal payments on mortgage backed securities	5,940	6,198
Proceeds from sale of other real estate owned	3,533	3,414
Advances on other real estate owned	(223)	(4,802)
Net increase in loans	(23,378)	(6,173)
Purchases of bank premises and equipment	(225)	(209)
Net cash used in investing activities	(21,159)	(3,134)
Cash Flows from Financing Activities
Payment of dividend on preferred stock	(815)	(815)
Cash payment of fractional shares on 10% stock dividend	(1)	(1)
Minority interest capital withdrawal, net	899	(915)
Proceeds from exercise of stock options and warrants	35	0
Net (decrease) increase in Federal Home Loan Bank and short term borrowings	(30,159)	9,848
Net (decrease) increase in noninterest-bearing deposits	(804)	7,978
Net increase in interest-bearing deposits	3,156	22,155
Net cash (used in) provided by financing activities	(29,487)	38,250
(Decrease) Increase in cash and cash equivalents	(33,362)	52,600
Cash and Cash Equivalents, January 1,	110,228	57,628
Cash and Cash Equivalents, December 31,	76,866	110,228
Cash paid during the year for:
Interest on deposits and borrowed funds	7,505	9,441
Income taxes	5,600	5,700
Supplemental Schedule of Noncash Activities:
Real estate acquired in settlement of loans	$ 11,095	$ 1,879

Description of Business and Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Description of Business and Summary of Significant Accounting Policies [Abstract]
Description of Business and Summary of Significant Accounting Policies
Note  1.   Description of Business and Summary of Significant Accounting Policies

Description of Business:  Parke Bancorp, Inc. (the "Company") is a bank holding company headquartered in Sewell, New Jersey.  Through subsidiaries, the Company provides individuals, corporations and other businesses, and institutions with commercial and retail banking services, principally loans and deposits.  The Company was incorporated in January 2005 under the laws of the State of New Jersey for the sole purpose of becoming the holding company of Parke Bank (the "Bank").

The Bank is a commercial bank, which was incorporated on August 25, 1998, and commenced operations on January 28, 1999.  The Bank is chartered by the New Jersey Department of Banking and Insurance and insured by the Federal Deposit Insurance Corporation.  The Bank maintains its principal office at 601 Delsea Drive, Sewell, New Jersey, and four additional branch office locations; 501 Tilton Road, Northfield, New Jersey, 567 Egg Harbor Road, Washington Township, New Jersey, 67 East Jimmie Leeds Road, Galloway Township, New Jersey and 1610 Spruce Street in Philadelphia, Pennsylvania.

The accounting and financial reporting policies of the Company and Subsidiaries conform to accounting principles generally accepted in the United States of America ("GAAP") and to general practices within the banking industry.  The policies that materially affect the determination of financial position, results of operations and cash flows are summarized below.

Principles of Consolidation:  The accompanying consolidated financial statements include the accounts of Parke Bancorp, Inc. and its wholly-owned subsidiaries, Parke Bank and Parke Capital Markets, an inactive corporation. Also included are the accounts of 44 Business Capital Partners LLC, a joint venture formed in 2009 to originate and service Small Business Administration ("SBA") loans. Parke Bank has a 51% ownership interest in the joint venture. Parke Capital Trust I, Parke Capital Trust II and Parke Capital Trust III are wholly-owned subsidiaries but are not consolidated because they do not meet the requirements for consolidation under applicable accounting guidance.  All significant inter-company balances and transactions have been eliminated.

Investment Securities:  At December 31, 2012 and 2011, the Company held investment securities that would be held for indefinite periods of time, including securities that would be used as part of the Company's asset/liability management strategy and possibly sold in response to changes in interest rates, prepayments and similar factors.  These securities are classified as "available for sale" and are carried at fair value, with any temporary unrealized gains or losses reported as other comprehensive income, net of the related income tax effect.

At December 31, 2012 and 2011, the Company also reported investments in securities that were carried at cost, adjusted for amortization of premium and accretion of discount.  The Company has the intent and ability to hold these investment securities to maturity considering all reasonably foreseeable events or conditions.  These securities are classified as "held to maturity."

Declines in the fair value of individual debt securities below their cost that are deemed to be other than temporary result in write-downs of the individual securities to their fair value. Debt securities that are deemed to be other than temporarily impaired are reflected in earnings as realized losses to the extent impairment is related to credit losses. The amount of the impairment for debt securities related to other factors is recognized in other comprehensive income (loss). In evaluating other than temporary impairment losses, management considers (1) the length of time and the extent to which the fair value has been less than cost, (2) the reasons for the decline in value, (3) the financial position and access to capital of the issuer, including the current and future impact of any specific events, and (4) for fixed maturity securities, whether the Company intends to sell the security, or it is more likely than not that the Company will be required to sell the security before recovery of the cost basis, which may be maturity.

The amortization of premiums and accretion of discounts over the contractual lives of the related securities are recognized in interest income using the interest method.  Gains and losses on the sale of such securities are accounted for using the specific identification method.

Restricted Stock:  Restricted stock includes investments in the common stock of the Federal Home Loan Bank of New York ("FHLBNY") and the Atlantic Central Bankers Bank for which no market exists and, accordingly, is carried at cost. The stocks have no quoted market value and are subject to redemption restrictions. Management reviews for impairment based on the ultimate recoverability of the cost basis in the stock. The stocks' value is determined by the ultimate recoverability of the par value rather than by recognizing temporary declines. Management considers such criteria as the significance of the decline in net assets, if any, the length of time this situation has persisted and the financial performance of the issuers. In addition, any commitments by the FHLBNY to make payments required by law or regulation, the impact of legislative and regulatory changes on the customer base of the FHLBNY and the liquidity position of the FHLBNY.

Loans:  The Company makes commercial, real estate and consumer loans to customers.  A substantial portion of the loan portfolio is represented by loans in the Southern New Jersey and Philadelphia, Pennsylvania markets.  The ability of the Company's debtors to honor their contracts is dependent upon the real estate and general economic conditions in this area.  Loans that management has the intent and ability to hold for the foreseeable future or until maturity or pay-off generally are reported at their outstanding unpaid principal amount, adjusted for charge-offs, the allowance for loan losses and any unamortized deferred fees or costs on originated loans.  Interest income on loans is recognized as earned based on contractual interest rates applied to daily principal amounts outstanding.

Loans-Nonaccrual:  Loans are placed on nonaccrual status when, in management's opinion, the borrower may be unable to meet contractual payment obligations as they become due, as well as when a loan is 90 days past due, unless the loan is well secured and in the process of collection, as required by regulatory provision. Loans may be placed on nonaccrual status regardless of whether or not such loans are considered past due. When interest accrual is discontinued, all unpaid accrued interest is reversed. Interest income is subsequently recognized only to the extent cash payments are received in excess of principal due.

Troubled Debt Restructurings:  Troubled debt restructurings ("TDRs") are loans for which the Company, for legal or economic reasons related to a debtor's financial difficulties, has granted a concession to the debtor that it otherwise would not have considered. Concessions that result in the categorization of a loan as a troubled debt restructuring include:

•	Reduction (absolute or contingent) of the stated interest rate;
•	Extension of the maturity date or dates at a stated interest rate lower than the current market rate for new debt with similar risk;

•	Reduction (absolute or contingent) of the face amount or maturity amount of the debt as stated in the instrument or other agreement; or
•	Reduction (absolute or contingent) of accrued interest.

TDRs are reported as impaired loans. Interest income on TDR loans is recognized consistent with the Bank's nonaccrual loan policy stated above.

Loans Held for Sale:  Loans held for sale are the guaranteed portion of SBA loans and are carried at the lower of aggregate cost or fair value. The net amount of loan origination fees on loans sold is included in the carrying value and in the gain or loss on the sale. The Company originates loans to customers under an SBA program that generally provides for SBA guarantees of up to 75 percent of each loan.  When the sale of the guaranteed portion of an SBA loan occurs, with retained servicing, the premium received on the sale and the present value of future cash flows of the servicing assets represent gain on the sale and are recognized in income over the estimated life of the loan. Income and fees collected for servicing are credited to noninterest income, net of amortization of the related servicing asset.

Concentration of Credit Risk:  The Company's loans are generally to diversified customers in Southern New Jersey and the Philadelphia area of Pennsylvania.  Loans to general building contractors, general merchandise stores, restaurants, motels, warehouse space, and real estate ventures (including construction loans) constitute a majority of commercial loans.  The concentrations of credit by type of loan are set forth in Note 4.  Generally, loans are collateralized by assets of the borrower and are expected to be repaid from the borrower's cash flow or proceeds from the sale of selected assets of the borrower.

Loan Fees:  Loan fees and direct costs associated with loan originations are netted and deferred.  The deferred amount is recognized as an adjustment to loan interest over the term of the related loans using the interest method.  Loan brokerage fees represent commissions earned for facilitating loans between borrowers and other companies and is recorded as loan fee income. Loan fee income also includes prepayment penalties on loans.

Allowance for Loan Losses:  The allowance for loan losses is maintained through charges to the provision for loan losses in the Consolidated Statements of Income as losses are estimated to have occurred.  Loans or portions thereof that are determined to be uncollectible are charged against the allowance, and subsequent recoveries, if any, are credited to the allowance.  The allowance is an amount that management believes will be adequate to absorb estimated losses relating to specifically identified loans, as well as probable credit losses in the balance of the loan portfolio, based on an evaluation of collectability of existing loans and prior loss experience.  When evaluating the adequacy of the allowance, an assessment of the loan portfolio will typically take into consideration changes in the composition and volume of the loan portfolio, overall portfolio quality and past loss experience, review of specific problem loans, current economic conditions which may affect borrowers' ability to repay, and other factors which may warrant current recognition.  Such periodic assessments may, in management's judgment, require the Company to recognize additions or reductions to the allowance.

Various regulatory agencies periodically review the adequacy of the Company's allowance for loan losses as an integral part of their examination process.  Such agencies may require the Company to recognize additions or reductions to the allowance based on their evaluation of information available to them at the time of their examination.  It is reasonably possible that the above factors may change significantly and, therefore, affect management's determination of the allowance for loan losses in the near term.

The allowance consists of specific and general components.  The specific component relates to loans that are classified as impaired, including TDRs.  For those loans that are classified as impaired, an allowance is established when the discounted cash flows (or collateral value for collateral dependent loans or observable market price) of the impaired loan is lower than the carrying value of that loan. The general component covers non-classified loans and is based on historical charge-off experience and expected losses given the Company's internal risk rating process. Other adjustments may be made to the allowance for pools of loans after an assessment of internal or external influences on credit quality that are not reflected in the historical loss or risk rating data.

A loan is considered impaired when, based on current information and events, it is probable that the Company will be unable to collect the scheduled payments of principal or interest when due according to the contractual terms of the loan agreement.  Loans that experience insignificant payment delays and payment shortfalls generally are not classified as impaired.  Management determines the significance of payment delays and payment shortfalls on a case-by-case basis, taking into consideration all of the circumstances surrounding the loan and the borrower, including the length of the delay, the reasons for the delay, the borrower's prior payment record, and the amount of the shortfall in relation to the principal and interest owed.  Factors considered by management when evaluating impaired loans include payment status, collateral value, and the probability of collecting scheduled principal and interest payments when due.  Impairment is measured on a loan by loan basis for commercial loans by either the present value of expected future cash flows discounted at the loans effective interest rate, the loan's obtainable market price, or the fair value of the collateral if the loan is collateral dependent.

Large groups of smaller balance homogeneous loans are collectively evaluated for impairment.  Accordingly, the Company does not separately evaluate individual consumer loans for impairment.

Other Real Estate Owned ("OREO"):  Real estate acquired through foreclosure or other proceedings is carried at fair value less estimated costs of disposal. Costs of improving OREO are capitalized to the extent that the carrying value does not exceed its fair value less estimated selling costs. Subsequent valuation adjustments, if any, are recognized as a charge against current earnings. Holding costs are charged to expense. Gains and losses on sales are recognized in noninterest income as they occur.

Interest Rate Risk:  The Company is principally engaged in the business of attracting deposits from the general public and using these deposits, together with other borrowed and brokered funds, to make commercial, commercial mortgage, residential mortgage, and consumer loans, and to invest in overnight and term investment securities.  Inherent in such activities is interest rate risk that results from differences in the maturities and repricing characteristics of these assets and liabilities.  For this reason, management regularly monitors the level of interest rate risk and the potential impact on net income.

Bank Premises and Equipment:  Bank premises and equipment are stated at cost less accumulated depreciation and amortization.  Depreciation is computed and charged to expense using the straight-line method over the estimated useful lives of the assets, generally three years for computers and software, five to ten years for equipment and forty years for buildings.  Leasehold improvements are amortized to expense over the shorter of the term of the respective lease or the estimated useful life of the improvements.

Income Taxes:  Deferred taxes are provided on a liability method whereby deferred tax assets are recognized for deductible temporary differences and operating loss carry forwards and deferred tax liabilities are recognized for taxable temporary differences.  Temporary differences are the difference between the reported amounts of assets and liabilities and their tax bases.  Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized.  Deferred tax assets and liabilities are adjusted for the effects of changes in tax laws and rates on the date of enactment.  Realization of deferred tax assets is dependent on generating sufficient taxable income in the future.

When tax returns are filed, it is highly certain that some positions taken would be sustained upon examination by the taxing authorities, while others are subject to uncertainty about the merits of the position taken or the amount of the position that ultimately would be sustained. The benefit of a tax position is recognized in the financial statements in the period during which, based on all available evidence, management believes it is more-likely-than not that the position will be sustained upon examination, including the resolution of appeals or litigation processes, if any. The evaluation of a tax position taken is considered by itself and not offset or aggregated with other positions. Tax positions that meet the more likely-than not recognition threshold are measured as the largest amount of tax benefit that is more than 50 percent likely of being realized upon settlement with the applicable taxing authority. The portion of benefits associated with tax positions taken that exceeds the amount measured as described above is reflected as a liability for unrecognized tax benefits in the accompanying balance sheet along with any associated interest and penalties that would be payable to the taxing authorities upon examination.

Interest and penalties associated with unrecognized tax benefits would be recognized in income tax expense on the income statement.

The Company did not recognize any interest or penalties related to income tax during the years ended December 31, 2012 or 2011.  The Company does not have an accrual for uncertain tax positions as of December 31, 2012 or 2011, as deductions taken and benefits accrued are based on widely understood administrative practices and procedures and are based on clear and unambiguous tax law.  Tax returns for all years 2009 and thereafter are subject to further examination by tax authorities, with the exception of the State of New Jersey for which tax returns for all years 2008 and thereafter are subject to further examination.

Use of Estimates:  The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.  Material estimates that are particularly susceptible to significant change in the near term include the allowance for loan losses, other than temporary impairment losses on investment securities, the valuation of deferred income taxes, servicing assets and carrying value of OREO.

Segment Reporting:  The Company operates one reportable segment of business, "community banking".  Through its community banking segment, the Company provides a broad range of retail and community banking services.

Reclassifications:  Certain items in the 2011 financial statements have been reclassified to conform to the 2012 presentation. Such reclassifications have no impact on prior year earnings and shareholders equity.

Comprehensive Income:  Comprehensive income consists of net income and other gains and losses affecting shareholders' equity that, under GAAP, are excluded from net income, including unrealized gains and losses on available for sale securities and gains or losses, prior service costs or credits, and transition assets or obligations associated with pension or other postretirement benefits that have not been recognized as components of net periodic benefit cost.

The Company recognizes the overfunded or underfunded status of a defined benefit postretirement plan as an asset or a liability in the consolidated balance sheet and changes in that funded status through comprehensive income in the year the changes occur. The accounting guidance related to compensation-retirement benefits also requires an employer to measure the funded status of a plan as of the date of the employer's year-end statement of financial position.  The Company has recorded an expense for the unfunded status of $198 thousand and $450 thousand for the years ended December 31, 2012 and 2011, respectively, relating to a Supplemental Executive Retirement Plan ("SERP") (Note 11).

Accumulated other comprehensive loss consisted of the following at December 31, 2012 and 2011:

	2012	2011
	(Amounts in thousands)
Securities
Non-credit unrealized losses on available for sale securities with OTTI	$(499)	$(524)
Unrealized losses on available for sale securities without OTTI	(499)	(252)
Minimum pension liability	(244)	(268)
Tax impact	497	418
	$(745)	$(626)

Earnings Per Common Share:  Basic earnings per common share is computed by dividing net income available to common shareholders by the weighted average number of common shares outstanding during the period.  Diluted earnings per common share considers common stock equivalents (when dilutive) outstanding during the period such as options and warrants outstanding.  To the extent that stock equivalents are anti-dilutive, they have been excluded from the earnings per share calculation. Both basic and diluted earnings per share computations give retroactive effect to a stock dividend declared and paid in 2012 and 2011 (Note 13).  Earnings per common share have been computed based on the following for 2012 and 2011:

	2012	2011
	(Amounts in thousands, except share data)
Basic earnings per common share
Net income available to common shareholders	$6,301	$6,272
Average common shares outstanding	5,379,558	5,374,561
Basic earnings per common share	$1.17	$1.17

Diluted earnings per common share
Net income available to common shareholders	$6,301	$6,272
Average common shares outstanding	5,379,558	5,374,561
Dilutive potential common shares	3,038	91,897
Total diluted average common shares outstanding	5,382,596	5,466,458
Diluted earnings per common share	$1.17	$1.15

For 2012 and 2011, options to purchase 301,553 shares and 335,214 shares, respectively, were outstanding but were not included in the computation of diluted EPS because the options' common stock equivalents were anti-dilutive.

Statement of Cash Flows:  Cash and cash equivalents include cash and due from financial institutions and federal funds sold.  For the purposes of the statement of cash flows, changes in loans and deposits are shown on a net basis.

Recently Issued Accounting Pronouncements:

In May 2011, FASB issued ASU 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. This ASU does not extend the use of fair value accounting, but provides guidance on how it should be applied where its use is already required or permitted. This guidance is to be applied prospectively and is effective during interim and annual periods beginning after December 15, 2011. Adoption of this guidance has not had a material impact on results of operations or financial condition.

In June 2011, the FASB issued guidance to improve the comparability, consistency and transparency of financial reporting and to increase the prominence of items reported in other comprehensive income. The amendments require that all non-owner changes in stockholders' equity be presented either in a single continuous statement of comprehensive income or in two separate but consecutive statements. The amendments do not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. The amendments are effective for interim and annual periods beginning after December 15, 2011 with retrospective application. The Company adopted the accounting standard on January 1, 2012, as required, with no material impact on its results of operations or financial position.

In April 2011, the FASB issued ASU No. 2011-03, Reconsideration of Effective Control for Repurchase Agreements. This ASU amends guidance clarifying when the Bank can recognize a sale upon the transfer of financial assets subject to a repurchase agreement. That determination is based, in part, on whether the Bank has maintained effective control over the transferred financial assets. Under the amended guidance, the FASB concluded that the assessment of effective control should focus on a transferor's contractual rights and obligations with respect to transferred financial assets, not on whether the transferor has the practical ability to perform in accordance with those rights or obligations. The amended guidance was effective for transactions that occur in interim and annual periods beginning on or after December 15, 2011. The Bank accounts for all of its existing repurchase agreements as secured borrowings and therefore, the adoption of this amended guidance on January 1, 2012 did not have a material impact on the Company's Consolidated Financial Statements.

In December 2011, the FASB issued ASU No. 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities. This ASU will require companies to disclose gross and net information about both instruments and transactions eligible for offset in the statement of financial position and instruments and transactions subject to an agreement similar to a master netting arrangement. The scope will include derivatives, sale and repurchase agreements and reverse sale and repurchase agreements, and securities borrowing and securities lending arrangements. The amendments are effective for interim and annual periods beginning on or after January 1, 2013. The amendment is not expected to impact the Company's financial condition, results of operations or cash flows.

Cash and Due from Banks	12 Months Ended
Dec. 31, 2012
Cash and Due from Banks [Abstract]
Cash and Due from Banks
Note  2.   Cash and Due from Banks

The Company maintains various deposit accounts with other banks to meet normal funds transaction requirements, to satisfy deposit reserve requirements, and to compensate other banks for certain correspondent services.  Management is responsible for assessing the credit risk of its correspondent banks.  The withdrawal or usage restrictions of these balances did not have a significant impact on the operations of the Company as of December 31, 2012 or 2011, because reserve requirements were covered by vault cash.

Investment Securities	12 Months Ended
Dec. 31, 2012
Investment Securities [Abstract]
Investment Securities
Note  3.   Investment Securities

The following is a summary of the Company's investment in available for sale and held to maturity securities as of December 31, 2012 and 2011:

As of December 31, 2012	Amortized cost	Gross unrealized gains	Gross unrealized losses	Other than temporary impairments in OCI	Fair value
Available for sale:	(Amounts in thousands)

U.S. Government sponsored entities	$7	$—	$—	$—	$7
Corporate debt obligations	1,500	24	—	—	1,524
Residential mortgage-backed securities	12,359	540	—	—	12,899
Collateralized mortgage obligations	916	58	—	—	974
Collateralized debt obligations	5,556	—	1,121	499	3,936
Total available for sale	$20,338	$622	$1,121	$499	$19,340

Held to maturity:
States and political subdivisions	$2,066	$173	$—	$—	$2,239

As of December 31, 2011	Amortized cost	Gross unrealized gains	Gross unrealized losses	Other than temporary impairments in OCI	Fair value
Available for sale:	(Amounts in thousands)

U.S. Government sponsored entities	$1,006	$5	$—	$—	$1,011
Corporate debt obligations	1,500	43	57	—	1,486
Residential mortgage-backed securities	13,697	764	—	—	14,461
Collateralized mortgage obligations	1,534	73	—	13	1,594
Collateralized debt obligations	5,556	—	1,080	511	3,965
Total available for sale	$23,293	$885	$1,137	$524	$22,517

Held to maturity:
States and political subdivisions	$2,032	$87	$39	$—	$2,080

The amortized cost and fair value of debt securities classified as available for sale and held to maturity, by contractual maturity, as of December 31, 2012, are as follows:

	Amortized Cost	Fair Value
	(Amounts in thousands)
Available for sale:
Due within one year	$—	$—
Due after one year through five years	—	—
Due after five years through ten years	2,958	3,001
Due after ten years	7,062	5,467
Residential mortgage-backed securities and collateralized mortgage obligations	10,318	10,872
Total available for sale	$20,338	$19,340

Held to maturity:
Due within one year	$—	$—
Due after one year through five years	—	—
Due after five years through ten years	—	—
Due after ten years	2,066	2,239
Total held to maturity	$2,066	$2,239

Expected maturities will differ from contractual maturities for mortgage related securities because the issuers of certain debt securities do have the right to call or prepay their obligations without any penalties.

There were no sales of investment securities during the year ending December 31, 2012. During the year ending December 31, 2011, the Company sold one investment security with a carrying value of $500 thousand, recognizing a gain of $1 thousand.

As of December 31, 2012 and 2011, approximately $10.3 million and $8.9 million, respectively, of investment securities are pledged as collateral for borrowed funds (Note 9).  In addition, securities with a carrying value of $4.2 million and $8.4 million, respectively, were pledged to secure public deposits at December 31, 2012 and 2011.

The following tables show the gross unrealized losses and fair value of the Company's investments with unrealized losses that are not deemed to be other than temporarily impaired ("OTTI"), aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, at December 31, 2012 and December 31, 2011:

As of December 31, 2012	Less Than 12 Months		12 Months or Greater		Total
Description of Securities	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
	(Amounts in thousands)
Available for sale:
Collateralized debt obligations	—	—	3,629	1,121	3,629	1,121
Total available for sale	$—	$—	$3,629	$1,121	$3,629	$1,121

Held to maturity:
States and political subdivisions	$—	$—	$—	$—	$—	$—

As of December 31, 2011	Less Than 12 Months		12 Months or Greater		Total
Description of Securities	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
	(Amounts in thousands)
Available for sale:
Corporate debt obligations	—	—	443	57	443	57
Collateralized debt obligations	—	—	3,670	1,080	3,670	1,080
Total available for sale	$—	$—	$4,113	$1,137	$4,113	$1,137

Held to maturity:
States and political subdivisions	$758	$39	$—	$—	$758	$39

Collateralized Debt Obligations:  The Company's unrealized loss on investments in collateralized debt obligations ("CDOs") relates to three securities issued by financial institutions, totaling $3.6 million with an unrealized loss of 30.0% at December 31, 2012. CDOs are pooled securities primarily secured by trust preferred securities ("TruPS"), subordinated debt and surplus notes issued by small and mid-sized banks and insurance companies. These securities are generally floating rate instruments with 30-year maturities, and are callable at par by the issuer after five years. The current economic downturn has had a significant adverse impact on the financial services industry; consequently, TruPS CDOs do not have an active trading market. With the assistance of competent third-party valuation specialists, the Company utilized the following methodology to determine the fair value:

Cash flows were developed based on the estimated speeds at which the TruPS are expected to prepay, the estimated rates at which the TruPS are expected to defer payments, the estimated rates at which the TruPS are expected to default, and the severity of the losses on securities which default. TruPS generally allow for prepayment by the issuer without a prepayment penalty any time after five years. Due to the lack of new TruPS issuances and the relatively poor conditions of the financial institution industry, a relatively modest rate of prepayment was assumed going forward. Estimates for conditional default rates ("CDR") are based on the payment characteristics of the TruPS themselves (e.g. current, deferred, or defaulted) as well as the financial condition of the TruPS issuers in the pool. Estimates for the near-term rates of deferral and CDR are based on key financial ratios relating to the financial institutions' capitalization, asset quality, profitability and liquidity. Finally, we consider whether or not the financial institution has received TARP funding, and if it has, the amount. Longer-term rates of deferral and defaults on based on historical averages. The fair value of each bond was assessed by discounting their projected cash flows by a discount rate.  The discount rates were based on the yields of publicly traded TruPS and preferred stock issued by comparably rated banks.  The fair value for previous reporting periods was based on indicative market bids and resulted in much lower values due to the inactive trading market.

The underlying issuers have been analyzed, and projections have been made regarding the future performance, considering factors including defaults and interest deferrals.  The analysis indicates that the Company should expect to receive all contractual cash flows.  Because the Company does not intend to sell the investment and it is not more likely than not that the Company will be required to sell the investment before recovery of its amortized cost basis, which may be maturity, it does not consider these investments to be other than temporarily impaired at December 31, 2012 or December 31, 2011.

Other Than Temporarily Impaired Debt Securities

We assess whether we intend to sell or it is more likely than not that we will be required to sell a security before recovery of its amortized cost basis less any current-period credit losses. For debt securities that are considered other than temporarily impaired and that we do not intend to sell and will not be required to sell prior to recovery of our amortized cost basis, we separate the amount of the impairment into the amount that is credit related (credit loss component) and the amount due to all other factors. The credit loss component is recognized in earnings and is the difference between the security's amortized cost basis and the present value of its expected future cash flows. The remaining difference between the security's fair value and the present value of future expected cash flows is due to factors that are not credit related and is recognized in other comprehensive income.

The present value of expected future cash flows is determined using the best estimate of cash flows discounted at the effective interest rate implicit to the security at the date of purchase or the current yield to accrete an asset-backed or floating rate security. The methodology and assumptions for establishing the best estimate of cash flows vary depending on the type of security. The asset-backed securities' cash flow estimates are based on bond-specific facts and circumstances that may include collateral characteristics, expectations of delinquency and default rates, loss severity and prepayment speeds and structural support, including subordination and guarantees. The corporate bond cash flow estimates are derived from scenario-based outcomes of expected corporate restructurings or the disposition of assets using bond specific facts and circumstances including timing, security interests and loss severity.

We have a process in place to identify debt securities that could potentially have a credit impairment that is other than temporary.  This process involves monitoring late payments, pricing levels, downgrades by rating agencies, key financial ratios, financial statements, revenue forecasts and cash flow projections as indicators of credit issues.  On a quarterly basis, we review all securities to determine whether an OTTI exists and whether losses should be recognized. We consider relevant facts and circumstances in evaluating whether a credit or interest rate-related impairment of a security is other than temporary. Relevant facts and circumstances considered include: (1) the extent and length of time the fair value has been below cost; (2) the reasons for the decline in value; (3) the financial position and access to capital of the issuer, including the current and future impact of any specific events and (4) for fixed maturity securities, our intent to sell a security or whether it is more likely than not we will be required to sell the security before the recovery of its amortized cost which, in some cases, may extend to maturity and for equity securities, our ability and intent to hold the security for a period of time that allows for the recovery in value.

The following table presents a roll-forward of the credit loss component of the amortized cost of debt securities that we have written down for OTTI and the credit component of the loss that is recognized in earnings. OTTI recognized in earnings for credit-impaired debt securities is presented as additions in two components based upon whether the current period is the first time the debt security was credit-impaired (initial credit impairment) or is not the first time the debt security was credit impaired (subsequent credit impairments). The credit loss component is reduced if we sell, intend to sell or believe we will be required to sell previously credit-impaired debt securities. Additionally, the credit loss component is reduced if we receive cash flows in excess of what we expected to receive over the remaining life of the credit-impaired debt security, the security matures or is fully written down. Changes in the credit loss component of credit-impaired debt securities were as follows for 2012 and 2011.

	2012	2011
	(Amounts in thousands)
Beginning balance	$1,950	$2,657
Initial credit impairment	—	—
Subsequent credit impairments	—	129
Reductions for amounts recognized in earnings due to intent or requirement to sell	—	—
Reductions for securities sold	—	—
Reductions for securities deemed worthless(1)	(731)	(836)
Reductions for increases in cash flows expected to be collected	—	—
Ending balance	$1,219	$1,950

(1) Reduction due to credit losses applied to private label CMO tranche.

A summary of investment gains and losses recognized in income during the years ended December 31, 2012 and 2011 are as follows:

	2012	2011
	(Amounts in thousands)
Available for sale securities:
Realized gains	$—	$1
Realized (losses)	—	—
Other than temporary impairment	—	(130)
Total available for sale securities	$—	$(129)

Held to maturity securities:
Realized gains	$—	$—
Realized (losses)	—	—
Other than temporary impairment	—	—
Total held to maturity securities	$—	$—

The Company did not recognize a loss in 2012, but recognized a $129 thousand loss during 2011, of OTTI losses on available for sale securities, attributable to impairment charges recognized on privately issued CMOs.

Loans	12 Months Ended
Dec. 31, 2012
Loans [Abstract]
Loans
Note  4.   Loans

The portfolio of loans outstanding consists of:

	December 31, 2012		December 31, 2011
	Amount	Percentage of Total Loans	Amount	Percentage of Total Loans
	(Amounts in thousands)
Commercial and Industrial	$21,925	3.5%	$24,136	3.9%
Real Estate Construction:
Residential	7,331	1.2	21,287	3.4
Commercial	41,875	6.6	50,361	8.1
Real Estate Mortgage:
Commercial – Owner Occupied	157,616	25.0	147,449	23.6
Commercial – Non-owner Occupied	221,731	35.2	204,216	32.6
Residential – 1 to 4 Family	140,164	22.3	138,768	22.2
Residential – Multifamily	21,181	3.4	20,126	3.2
Consumer	17,889	2.8	18,774	3.0
Total Loans	$629,712	100.0%	$625,117	100.0%

The Company maintains interest reserves for the purpose of making periodic and timely interest payments for borrowers that qualify for development and construction loans. Total development and construction loans with interest reserves were $864 thousand and $14.6 million at December 31, 2012 and December 31, 2011, respectively. Interest reserves provide borrowers temporary sources of cash flow which can be used to make interest payments during the development or construction phases of a project. It is our expectation that equity in the project increases as the project moves towards completion and that cash flows will be positive once sales begin or stabilization occurs. Loans with interest reserves are monitored throughout the life of the project. Interest accrual may be suspended on interest reserve dependent loans that are not delinquent but are risk rated substandard or worse.

At December 31, 2012 and 2011, approximately $133.6 million and $154.2 million, respectively, of loans were pledged to the FHLBNY on borrowings (Note 9). This pledge consists of a blanket lien on residential mortgages and certain qualifying commercial real estate loans.

Loan Origination/Risk Management:  In the normal course of business the Company is exposed to a variety of operational, reputational, legal, regulatory and credit risks that could adversely affect our financial performance. Most of our asset risk is primarily tied to credit (lending) risk. The Company has lending policies, guidelines and procedures in place that are designed to maximize loan income within an acceptable level of risk. The Board of Directors reviews and approves these policies, guidelines and procedures.  When we originate a loan we make certain subjective judgments about the borrower's ability to meet the loan's terms and conditions. We also make objective and subjective value assessments on the assets we finance. The borrower's ability to repay can be adversely affected by economic changes. Likewise, changes in market conditions and other external factors can affect asset valuations. The Company actively monitors the quality of its loan portfolio. A reporting system supplements the credit review process by providing management with frequent reports related to loan production, loan quality, concentrations of credit risk, loan delinquencies, troubled debt restructures, nonperforming and potential problem loans. Diversification in the loan portfolio is another means of managing risk associated with fluctuations in economic conditions.

With respect to construction loans to developers and builders that are secured by non-owner occupied properties, the Company generally requires the borrower to have had an existing relationship with the Company and have a proven record of success. Construction loans are underwritten utilizing feasibility studies, independent appraisal reviews, sensitivity analysis of absorption and lease rates and financial analysis of the developers and property owners. Construction loans are generally underwritten based upon estimates of costs and value associated with the complete project. These estimates may be inaccurate. Construction loans often involve the disbursement of substantial funds with repayment substantially dependent on the success of the ultimate project. Sources of repayment for these types of loans may be pre-committed permanent loans from approved long-term lenders, sales of developed property or an interim loan commitment from the Company until permanent financing is obtained. These loans are closely monitored by on-site inspections and are considered to have higher risks than other real estate loans due to their ultimate repayment being sensitive to interest rate changes, governmental regulation of real property, general economic conditions and the availability of long-term financing.

Commercial real estate loans are subject to underwriting standards and processes similar to commercial loans, in addition to those of real estate loans. Commercial real estate loans may be riskier than those for one-to-four family residences and are typically larger in dollar size. These loans are viewed primarily as cash flow loans and secondarily as loans secured by real estate. The repayment of these loans is generally largely dependent on the successful operation and management of the property securing the loan or the business conducted on the property securing the loan. Commercial real estate loans may be more adversely affected by conditions in the real estate markets or in the general economy. The properties securing the Company's commercial real estate portfolio are diverse in terms of type and geographic location within our market area. This diversity helps reduce the Company's exposure to adverse economic events that affect any single market or industry. Management monitors and evaluates commercial real estate loans based on collateral, geography and risk grade criteria. The Company also monitors economic conditions and trends affecting market areas it serves. In addition, management tracks the level of owner-occupied commercial real estate loans versus non-owner occupied loans. At December 31, 2012, approximately 41.0% of the outstanding principal balance of the Company's commercial real estate loans were secured by owner-occupied properties.

Consumer loans may carry a higher degree of repayment risk than residential mortgage loans. Repayment is typically dependent upon the borrower's financial stability which is more likely to be adversely affected by job loss, illness, or personal bankruptcy. To monitor and manage consumer loan risk, policies and procedures are developed and modified as needed. This activity, coupled with relatively small loan amounts that are spread across many individual borrowers, minimizes risk. Additionally, trend and outlook reports are reviewed by management on a regular basis. Underwriting standards for home equity loans are heavily influenced by statutory requirements, which include, but are not limited to, a maximum loan-to-value percentage of 80%, collection remedies, the number of such loans a borrower can have at one time and documentation requirements. Historically the Company's losses on consumer loans have been negligible.

The Company maintains an outsourced independent loan review program that reviews and validates the credit risk assessment program on a periodic basis. Results of these external independent reviews are presented to management. In 2011 the Company expanded its risk monitoring program by creating a standalone Credit Risk Management Department. The external independent loan review process complements and reinforces the risk identification and assessment decisions made by lenders and credit risk management personnel.

Concentrations of Credit:  Most of the Company's lending activity occurs within the areas of southern New Jersey and southeastern Pennsylvania, as well as other markets. Our expanded market area includes geographic areas that are actively solicited by our joint venture partner, 44 Business Capital LLC, for the origination of SBA guaranteed loans. The majority of the Company's loan portfolio consists of commercial real estate loans. As of December 31, 2012 and December 31, 2011, there was one industry sector concentration that exceeded 10% of total loans. Loans to lessors of retail buildings totaled $76.8 million, or 12.2% of total loans and $71.1 million or 11.4% of total loans at December 31, 2012 and December 31, 2011, respectively.

Loans to Related Parties: In the normal course of business, the Company has granted loans to officers, directors and their affiliates (related parties).  All loans to related persons were made in the ordinary course of business; were made on substantially the same terms, including interest rates and collateral, as those prevailing at the same time for comparable loans with persons not related to the Bank; and did not involve more than the normal risk of collectability or present other unfavorable features.

An analysis of the activity of such related party loans for 2012 and 2011 is as follows:

	2012	2011
	(Amounts in thousands)

Balance, beginning of year	$22,049	$24,023
Advances	1,970	248
Less: repayments	(388)	(2,222)
Less: adjustments	(7,027)	—
Balance, end of year	$16,606	$22,049

The adjustment of $7.0 million represents 4 loans by a former Board member.

An age analysis of past due loans by class follows:

December 31, 2012	30-59 Days Past Due	60-89 Days Past Due	Greater than 90 Days and Not Accruing	Total Past Due	Current	Total Loans	Loans > 90 Days and Accruing
	(Amounts in thousands)

Commercial and Industrial	$—	$—	$248	$248	$21,677	$21,925	$—
Real Estate Construction:
Residential	—	—	799	799	6,532	7,331	—
Commercial	—	—	12,958	12,958	28,917	41,875	—
Real Estate Mortgage:
Commercial – Owner Occupied	—	—	1,218	1,218	156,398	157,616	—
Commercial – Non-owner Occupied	6,439	—	19,228	25,667	196,064	221,731	—
Residential – 1 to 4 Family	1,703	169	10,072	11,944	128,220	140,164	—
Residential – Multifamily	—	—	2,838	2,838	18,343	21,181	—
Consumer	71	49	188	308	17,581	17,889	—
Total Loans	$8,213	$218	$47,549	$55,980	$573,732	$629,712	$—

December 31, 2011	30-59 Days Past Due	60-89 Days Past Due	Greater than 90 Days and Not Accruing	Total Past Due	Current	Total Loans	Loans > 90 Days and Accruing
	(Amounts in thousands)

Commercial and Industrial	$603	$—	$—	$603	$23,533	$24,136	$—
Real Estate Construction:
Residential	350	—	5,265	5,615	15,672	21,287	—
Commercial	—	—	7,703	7,703	42,658	50,361	—
Real Estate Mortgage:
Commercial – Owner Occupied	1,358	—	4,797	6,155	141,294	147,449	—
Commercial – Non-owner Occupied	1,574	—	18,132	19,706	184,510	204,216	—
Residential – 1 to 4 Family	2,587	—	7,691	10,278	128,490	138,768	—
Residential – Multifamily	—	—	597	597	19,529	20,126	—
Consumer	—	—	274	274	18,500	18,774	—
Total Loans	$6,472	$—	$44,459	$50,931	$574,186	$625,117	$—

Impaired Loans:  Loans are considered impaired when, based on current information and events, it is probable the Company will be unable to collect amounts due in accordance with the original contractual terms of the loan agreement, including scheduled principal and interest payments.

 All impaired loans have are assessed for recoverability based on an independent third-party full appraisal to determine the net realizable value ("NRV") based on the fair value of the underlying collateral, less cost to sell and other costs, such as unpaid real estate taxes, that have been identified, or the present value of discounted cash flows in the case of certain impaired loans that are not collateral dependent. The appraisal will be based on an "as-is" valuation and will follow a reasonable valuation method that addresses the direct sales comparison, income, and cost approaches to market value, reconciles those approaches, and explains the elimination of each approach not used. Appraisals are generally updated every 12 months or sooner if we have identified possible further deterioration in value. Prior to receiving the updated appraisal, we will establish a specific reserve for any estimated deterioration, based upon our assessment of market conditions, adjusted for estimated costs to sell and other identified costs. If the NRV is greater than the loan amount, then no impairment loss exists. If the NRV is less than the loan amount, the shortfall is recognized by a specific reserve. If the borrower fails to pledge additional collateral in the ninety day period, a charge-off equal to the difference between the loan carrying value and NRV will occur. In certain circumstances, however, a direct charge-off may be taken at the time that the NRV calculation reveals a shortfall. All impaired loans are evaluated based on the criteria stated above on a quarterly basis and any change in the reserve requirements are recorded in the period identified. All partially charged-off loans remain on nonaccrual status until they are brought current as to both principal and interest and have at least nine months of payment history and future collectability of principal and interest is assured.

Impaired loans are set forth in the following tables.

December 31, 2012	Recorded Investment	Unpaid Principal Balance	Related Allowance
	(Amounts in thousands)
With no related allowance recorded:
Commercial and Industrial	$248	$315	$—
Real Estate Construction:
Residential	800	2,126	—
Commercial	12,891	12,891	—
Real Estate Mortgage:
Commercial – Owner Occupied	876	1,031	—
Commercial – Non-owner Occupied	19,228	22,027	—
Residential – 1 to 4 Family	8,945	9,372	—
Residential – Multifamily	2,838	2,838	—
Consumer	188	188	—
	46,014	50,788	—

With an allowance recorded:
Commercial and Industrial	500	500	10
Real Estate Construction:
Residential	187	661	24
Commercial	1,988	2,045	96
Real Estate Mortgage:
Commercial – Owner Occupied	5,718	5,748	216
Commercial – Non-owner Occupied	29,187	29,187	1,053
Residential – 1 to 4 Family	3,605	4,290	301
Residential – Multifamily	377	377	6
Consumer	—	—	—
	41,562	42,808	1,706

Total:
Commercial and Industrial	748	815	10
Real Estate Construction:
Residential	987	2,787	24
Commercial	14,879	14,936	96
Real Estate Mortgage:
Commercial – Owner Occupied	6,594	6,779	216
Commercial – Non-owner Occupied	48,415	51,214	1,053
Residential – 1 to 4 Family	12,550	13,662	301
Residential – Multifamily	3,215	3,215	6
Consumer	188	188	—
	$87,576	$93,596	$1,706

December 31, 2011	Recorded Investment	Unpaid Principal Balance	Related Allowance
	(Amounts in thousands)
With no related allowance recorded:
Commercial and Industrial	$603	$603	$—
Real Estate Construction:
Residential	4,440	5,246	—
Commercial	12,898	13,118	—
Real Estate Mortgage:
Commercial – Owner Occupied	6,946	6,946	—
Commercial – Non-owner Occupied	30,424	30,852	—
Residential – 1 to 4 Family	8,477	10,737	—
Residential – Multifamily	597	667	—
Consumer	229	229	—
	64,614	68,398	—

With an allowance recorded:
Commercial and Industrial	—	—	—
Real Estate Construction:
Residential	4,170	5,151	1,297
Commercial	3,329	3,329	380
Real Estate Mortgage:
Commercial – Owner Occupied	590	590	23
Commercial – Non-owner Occupied	17,820	17,940	2,526
Residential – 1 to 4 Family	3,388	3,589	600
Residential – Multifamily	3,268	3,268	33
Consumer	—	—	—
	32,565	33,867	4,859

Total:
Commercial and Industrial	603	603	—
Real Estate Construction:
Residential	8,610	10,397	1,297
Commercial	16,227	16,447	380
Real Estate Mortgage:
Commercial – Owner Occupied	7,536	7,536	23
Commercial – Non-owner Occupied	48,244	48,792	2,526
Residential – 1 to 4 Family	11,865	14,326	600
Residential – Multifamily	3,865	3,935	33
Consumer	229	229	—
	$97,179	$102,265	$4,859

The following table presents by loan portfolio class, the average recorded investment and interest income recognized on impaired loans for the years ended December 31, 2012 and 2011:

	Year Ended December 31,
	2012		2011
	Average Recorded Investment	Interest Income Recognized	Average Recorded Investment	Interest Income Recognized
	(Amounts in thousands)
Commercial and Industrial	$776	$18	$599	$25
Real Estate Construction:
Residential	1,898	57	11,978	377
Commercial	14,933	202	16,164	475
Real Estate Mortgage:
Commercial – Owner Occupied	6,854	251	7,590	215
Commercial – Non-owner Occupied	51,883	2,007	50,907	2,649
Residential – 1 to 4 Family	13,174	389	14,921	334
Residential – Multifamily	3,526	216	4,688	288
Consumer	189	2	231	12
Total	$93,233	$3,142	$107,078	$4,375

Troubled debt restructurings:  Periodically management evaluates our loans in order to determine the appropriate risk rating, interest accrual status and potential classification as a TDR, some of which are performing and accruing interest. A TDR is a loan on which we have granted a concession due to a borrower's financial difficulty. These are concessions that would not otherwise be considered. The terms of these modified loans may include extension of maturity, renewals, changes in interest rate, additional collateral requirements or infusion of additional capital into the project by the borrower to reduce debt or to support future debt service. On construction and land development loans we may modify the loan as a result of delays or other project issues such as slower than anticipated sell-outs, insufficient leasing activity and/or a decline in the value of the underlying collateral securing the loan. Management believes that working with a borrower to restructure a loan provides us with a better likelihood of collecting our loan. It is our policy not to renegotiate the terms of a commercial loan simply because of a delinquency status. However, we will use our Troubled Debt Restructuring Program to work with delinquent borrowers when the delinquency is temporary. We consider all loans modified in a troubled debt restructuring to be impaired.

At the time a loan is modified in a TDR, we consider the following factors to determine whether the loan should accrue interest:

•	Whether there is a period of current payment history under the current terms, typically 6 months;
•	Whether the loan is current at the time of restructuring; and
•	Whether we expect the loan to continue to perform under the restructured terms with a debt coverage ratio that complies with the Bank's credit underwriting policy of 1.25 times debt service.

We also review the financial performance of the borrower over the past year to be reasonably assured of repayment and performance according to the modified terms. This review consists of an analysis of the borrower's historical results; the borrower's projected results over the next four quarters; current financial information of the borrower and any guarantors. The projected repayment source needs to be reliable, verifiable, quantifiable and sustainable. In addition, all TDRs are reviewed quarterly to determine the amount of any impairment.

At the time of restructuring, the amount of the loan principal for which we are not reasonably assured of repayment is charged-off, but not forgiven.

A borrower with a restructured loan must make a minimum of six consecutive monthly payments at the restructured level and be current as to both interest and principal to be on accrual status.

Performing TDRs (not reported as non-accrual loans) totaled $40.0 million and $41.1 million with related allowances of $1.4 million and $213,000 as of December 31, 2012 and December 31, 2011, respectively. Non-performing TDRs totaled $27.1 million and $25.8 million with related allowances of $8,000 and $3.8 million as of December 31, 2012 and December 31, 2011, respectively. All TDRs are classified as impaired loans and are included in the impaired loan disclosures above.

The following two tables detail loans modified during the years ended December 31, 2012 and 2011, including the number of modifications, the recorded investment both pre and post modification and the nature of the modifications made.

	2012			2011
	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment
	(Amounts in thousands)
Commercial and Industrial	2	$750	$750	1	$594	$594
Construction:
Residential	1	415	415	2	2,150	959
Commercial	11	9,938	9,938	—	—	—
Real Estate Mortgage:
Commercial – Owner Occupied	1	3,220	3,220	2	682	315
Commercial – Non-owner Occupied	3	4,067	4,067	3	5,543	5,543
Residential – 1-4 Family	3	4,168	4,168	4	6,250	6,250
Residential – Multifamily	1	380	380	2	506	506
Consumer	—	—	—	—	—	—
Total	22	$22,938	$22,938	14	$15,725	$14,167

	2012				2011
	Extension	Period of Interest Only	Interest Rate Reduction	Total	Extension	Period of Interest Only	Interest Rate Reduction	Total
	(Amounts in thousands)
Commercial and Industrial	$500	$—	$250	$750	$—	$—	$594	$594
Construction:
Residential	—	—	415	415	—	—	2,150	2,150
Commercial	8,008	—	1,930	9,938	—	—	—	—
Real Estate Mortgage:
Commercial – Owner Occupied	3,220	—	—	3,220	—	—	682	682
Commercial – Non-owner Occupied	1,156	—	2,911	4,067	—	1,505	4,038	5,543
Residential – 1-4 Family	924	—	3,244	4,168	—	—	6,250	6,250
Residential – Multifamily	—	380	—	380	—	—	506	506
Consumer	—	—	—	—	—	—	—	—
Total	$13,808	$380	$8,750	$22,938	$—	$1,505	$14,220	$15,725

The following table shows loans that were modified and deemed TDRs that subsequently defaulted during 2012 and 2011.

	2012		2011
	Number of Contracts	Recorded Investment	Number of Contracts	Recorded Investment
	(Amounts in thousands)

Commercial and Industrial	1	$603	—	$—
Real Estate Construction:
Residential	1	1,004	1	316
Commercial	10	8,508	—	—
Real Estate Mortgage:
Commercial – Owner Occupied	—	—	5	4,131
Commercial – Non-owner Occupied	3	4,779	2	5,451
Residential – 1-4 Family	5	4,020	1	929
Residential – Multifamily	1	3,267	—	—
Consumer	—	—	1	137
Total	21	$22,181	10	$10,964

Some loan modifications classified as TDRs may not ultimately result in the full collection of principal and interest, as modified, and result in potential incremental losses. These potential incremental losses have been factored into our overall allowance for loan losses estimate. The level of any re-defaults will likely be affected by future economic conditions. Once a loan becomes a TDR, it will continue to be reported as a TDR until it is repaid in full, foreclosed, sold or it meets the criteria to be removed from TDR status.

Credit Quality Indicators:  As part of the on-going monitoring of the credit quality of the Company's loan portfolio, management tracks certain credit quality indicators including trends related to the risk grades of loans, the level of classified loans, net charge-offs, nonperforming loans (see details above) and the general economic conditions in the region.

The Company utilizes a risk grading matrix to assign a risk grade to each of its loans. Loans are graded on a scale of 1 to 7. Grades 1 through 4 are considered "Pass". A description of the general characteristics of the seven risk grades is as follows:

1.	Good: Borrower exhibits the strongest overall financial condition and represents the most creditworthy profile.
2.	Satisfactory (A): Borrower reflects a well-balanced financial condition, demonstrates a high level of creditworthiness and typically will have a strong banking relationship with Parke Bank.
3.	Satisfactory (B): Borrower exhibits a balanced financial condition and does not expose the Bank to more than a normal or average overall amount of risk. Loans are considered fully collectable.
4.
Watch List:  Borrower reflects a fair financial condition, but there exists an overall greater than average risk. Risk is deemed acceptable by virtue of increased monitoring and control over borrowings.  Probability of timely repayment is present.

5.
Other Assets Especially Mentioned (OAEM):  Financial condition is such that assets in this category have a potential weakness or pose unwarranted financial risk to the Bank even though the asset value is not currently impaired.  The asset does not currently warrant adverse classification but if not corrected could weaken and could create future increased risk exposure. Includes loans which require an increased degree of monitoring or servicing as a result of internal or external changes.

6.
Substandard:  This classification represents more severe cases of #5 (OAEM) characteristics that require increased monitoring.  Assets are characterized by the distinct possibility that the Bank will sustain some loss if the deficiencies are not corrected. Assets are inadequately protected by the current net worth and paying capacity of the borrower or of the collateral. Asset has a well-defined weakness or weaknesses that impairs the ability to repay debt and jeopardizes the timely liquidation or realization of the collateral at the asset's net book value.

7.
Doubtful:  Assets which have all the weaknesses inherent in those assets classified #6 (Substandard) but the risks are more severe relative to financial deterioration in capital and/or asset value; accounting/evaluation techniques may be questionable and the overall possibility for collection in full is highly improbable. Borrowers in this category require constant monitoring, are considered work out loans and present the potential for future loss to the bank.

An analysis of the credit risk profile by internally assigned grades as of December 31, 2012 and 2011 is as follows:

At December 31, 2012	Pass	OAEM	Substandard	Doubtful	Total
	(Amounts in thousands)
Commercial and Industrial	$18,926	$2,183	$816	$—	$21,925
Real Estate Construction:
Residential	6,345	—	986	—	7,331
Commercial	20,097	—	21,778	—	41,875
Real Estate Mortgage:
Commercial – Owner Occupied	150,990	1,121	5,505	—	157,616
Commercial – Non-owner Occupied	173,606	11,399	36,726	—	221,731
Residential – 1 to 4 Family	126,167	2,263	11,734	—	140,164
Residential – Multifamily	16,863	1,103	3,215	—	21,181
Consumer	17,701	—	188	—	17,889
Total	$530,695	$18,069	$80,948	$—	$629,712

At December 31, 2011	Pass	OAEM	Substandard	Doubtful	Total
	(Amounts in thousands)
Commercial and Industrial	$16,033	$7,500	$603	$—	$24,136
Real Estate Construction:
Residential	12,327	350	8,610	—	21,287
Commercial	23,898	—	26,463	—	50,361
Real Estate Mortgage:
Commercial – Owner Occupied	137,200	3,840	6,409	—	147,449
Commercial – Non-owner Occupied	156,277	10,430	37,509	—	204,216
Residential – 1 to 4 Family	120,658	4,360	13,750	—	138,768
Residential – Multifamily	16,261	3,268	597	—	20,126
Consumer	18,500	—	274	—	18,774
Total	$501,154	$29,748	$94,215	$—	$625,117

Allowance for Loan Losses	12 Months Ended
Dec. 31, 2012
Allowance for Loan Losses [Abstract]
Allowance for Loan Losses
Note  5.   Allowance for Loan Losses

The allowance for loan losses is a reserve established through a provision for loan losses charged to expense, which represents management's best estimate of probable losses that have been incurred within the existing portfolio of loans. The allowance, in the judgment of management, is necessary to reserve for estimated loan losses and risks inherent in the loan portfolio. The Company's allowance for loan loss methodology includes allowance allocations calculated in accordance with ASC Topic 310, "Receivables" and allowance allocations calculated in accordance with ASC Topic 450, "Contingencies." Accordingly, the methodology is based on historical loss experience by type of credit and internal risk grade, specific homogeneous risk pools and specific loss allocations, with adjustments for current events and conditions. The Company's process for determining the appropriate level of the allowance for loan losses is designed to account for credit deterioration as it occurs. The provision for loan losses reflects loan quality trends, including the levels of and trends related to nonaccrual loans, past due loans, potential problem loans, criticized loans and net charge-offs or recoveries, among other factors. The provision for possible loan losses also reflects the totality of actions taken on all loans for a particular period. In other words, the amount of the provision reflects not only the necessary increases in the allowance for loan losses related to newly identified criticized loans, but it also reflects actions taken related to other loans including, among other things, any necessary increases or decreases in required allowances for specific loans or loan pools.

The level of the allowance reflects management's continuing evaluation of industry concentrations, specific credit risks, loan loss experience, current loan portfolio quality, present economic, political and regulatory conditions and unidentified losses inherent in the current loan portfolio. Portions of the allowance may be allocated for specific credits; however, the entire allowance is available for any credit that, in management's judgment, should be charged off. While management utilizes its best judgment and information available, the ultimate adequacy of the allowance is dependent upon a variety of factors beyond the Company's control, including, among other things, the performance of the Company's loan portfolio, the economy, changes in interest rates and the view of the regulatory authorities toward loan classifications.

The allowances established for probable losses on specific loans are based on a regular analysis and evaluation of problem loans. Loans are classified based on an internal credit risk grading process that evaluates, among other things: (i) the obligor's ability to repay; (ii) the underlying collateral, if any; and (iii) the economic environment and industry in which the borrower operates. This analysis is performed at the relationship manager level for all commercial loans. When a loan has a grade of 6 or higher, the loan is analyzed to determine whether the loan is impaired and, if impaired, the need to specifically allocate a portion of the allowance for loan losses to the loan. Specific valuation allowances are determined by analyzing the borrower's ability to repay amounts owed, collateral deficiencies, the relative risk grade of the loan and economic conditions affecting the borrower's industry, among other things.

Historical valuation allowances are calculated based on the historical loss experience of specific types of loans. The Company calculates historical loss ratios for pools of similar loans with similar characteristics based on the proportion of actual charge-offs experienced to the total population of loans in the pool. The historical loss ratios are periodically updated based on actual charge-off experience. A historical valuation allowance is established for each pool of similar loans based upon the product of the historical loss ratio and the total dollar amount of the loans in the pool. The Company's pools of similar loans include similarly risk-graded groups of commercial loans, commercial real estate loans, consumer real estate loans and consumer and other loans.

General valuation allowances are based on general economic conditions and other qualitative risk factors both internal and external to the Company. In general, such valuation allowances are determined by evaluating, among other things: (i) the experience, ability and effectiveness of the bank's lending management and staff; (ii) the effectiveness of the Bank's loan policies, procedures and internal controls; (iii) changes in asset quality; (iv) changes in loan portfolio volume; (v) the composition and concentrations of credit; (vi) the impact of competition on loan structuring and pricing; (vii) the effectiveness of the internal loan review function; (viii) the impact of environmental risks on portfolio risks; and (ix) the impact of rising interest rates on portfolio risk. Management evaluates the degree of risk that each one of these components has on the quality of the loan portfolio on a quarterly basis. Each component is determined to have either a high, high-moderate, moderate, low-moderate or low degree of risk. The results are then input into a "general allocation matrix" to determine an appropriate general valuation allowance.

An analysis of the allowance for loan losses as of and for the years ended December 31, 2012 and 2011 is as follows:

Allowance for Loan Losses:	For the year ended December 31, 2012
	Beginning Balance	Charge-offs	Recoveries	Provisions	Ending Balance
	(Amounts in thousands)
Commercial and Industrial	$451	$(66)	$—	$85	$470
Real Estate Construction:
Residential	2,613	(1,326)	490	(932)	845
Commercial	1,971	(310)	—	(546)	1,115
Real Estate Mortgage:
Commercial – Owner Occupied	2,714	(1,058)	—	2,439	4,095
Commercial – Non-owner Occupied	6,742	(3,848)	—	4,485	7,379
Residential – 1 to 4 Family	4,190	(1,531)	—	1,725	4,384
Residential – Multifamily	278	—	—	34	312
Consumer	148	(38)	—	226	336
Unallocated	216	—	—	(216)	—
Total	$19,323	$(8,177)	$490	$7,300	$18,936

Allowance for Loan Losses:	For the year ended December 31, 2011
	Beginning Balance	Charge-offs	Recoveries	Provisions	Ending Balance
	(Amounts in thousands)
Commercial and Industrial	$448	$(22)	$—	$25	$451
Real Estate Construction:
Residential	2,980	(2,390)	24	1,999	2,613
Commercial	1,576	(494)	—	889	1,971
Real Estate Mortgage:
Commercial – Owner Occupied	2,508	—	—	206	2,714
Commercial – Non-owner Occupied	3,792	(426)	—	3,376	6,742
Residential – 1 to 4 Family	2,848	(2,643)	34	3,951	4,190
Residential – Multifamily	372	—	—	(94)	278
Consumer	130	—	1	17	148
Unallocated	135	—	—	81	216
Total	$14,789	$(5,975)	$59	$10,450	$19,323

Allowance for Loan Losses, at December 31, 2012	Individually evaluated for impairment	Collectively evaluated for impairment	Total
	(Amounts in thousands)
Commercial and Industrial	$10	$460	$470
Real Estate Construction:
Residential	24	821	845
Commercial	96	1,019	1,115
Real Estate Mortgage:
Commercial – Owner Occupied	216	3,879	4,095
Commercial – Non-owner Occupied	1,053	6,326	7,379
Residential – 1 to 4 Family	301	4,083	4,384
Residential – Multifamily	6	306	312
Consumer	—	336	336
Unallocated	—	—	—
Total	$1,706	$17,230	$18,936

Allowance for Loan Losses, at December 31, 2011	Individually evaluated for impairment	Collectively evaluated for impairment	Total
	(Amounts in thousands)
Commercial and Industrial	$—	$451	$451
Real Estate Construction:
Residential	1,297	1,316	2,613
Commercial	380	1,591	1,971
Real Estate Mortgage:
Commercial – Owner Occupied	23	2,691	2,714
Commercial – Non-owner Occupied	2,526	4,216	6,742
Residential – 1 to 4 Family	600	3,590	4,190
Residential – Multifamily	33	245	278
Consumer	—	148	148
Unallocated	—	216	216
Total	$4,859	$14,464	$19,323

Loans, at December 31, 2012:	Individually evaluated for impairment	Collectively evaluated for impairment	Total
	(Amounts in thousands)
Commercial and Industrial	$748	$21,177	$21,925
Real Estate Construction:
Residential	987	6,344	7,331
Commercial	14,879	26,996	41,875
Real Estate Mortgage:
Commercial – Owner Occupied	6,594	151,022	157,616
Commercial – Non-owner Occupied	48,415	173,316	221,731
Residential – 1 to 4 Family	12,550	127,614	140,164
Residential – Multifamily	3,215	17,966	21,181
Consumer	188	17,701	17,889
Total	$87,576	$542,136	$629,712

Loans, at December 31, 2011:	Individually evaluated for impairment	Collectively evaluated for impairment	Total
	(Amounts in thousands)
Commercial and Industrial	$603	$23,533	$24,136
Real Estate Construction:
Residential	8,610	12,677	21,287
Commercial	16,227	34,134	50,361
Real Estate Mortgage:
Commercial – Owner Occupied	7,536	139,913	147,449
Commercial – Non-owner Occupied	48,244	155,972	204,216
Residential – 1 to 4 Family	11,865	126,903	138,768
Residential – Multifamily	3,865	16,261	20,126
Consumer	229	18,545	18,774
Total	$97,179	$527,938	$625,117

Bank Premises and Equipment	12 Months Ended
Dec. 31, 2012
Bank Premises and Equipment [Abstract]
Bank Premises and Equipment
Note  6.   Bank Premises and Equipment

A summary of the cost and accumulated depreciation and amortization of Company premises and equipment as of December 31, 2012 and 2011 is as follows:

	Estimated Useful lives	2012	2011
		(Amounts in thousands)

Land		$820	$820
Building and improvements	40 yrs-Life of lease	3,992	4,059
Furniture and equipment	5 - 10 years	1,800	1,508
Total premises and equipment		6,612	6,387
Less: accumulated depreciation and amortization		(2,623)	(2,265)
Premises and equipment, net		$3,989	$4,122

Depreciation and amortization expense was $358 thousand and $366 thousand in 2012 and 2011, respectively.

The Company has non-cancelable operating lease agreements related to its Northfield and Philadelphia branch offices. The term of the Northfield lease is for 5 years and runs through May 2017 with one 5-year renewal option. The term of the Philadelphia lease is for 10 years and runs through June 2016 with two 5-year renewal options. The Company is responsible for its pro-rata share of real estate taxes, and all insurance, utilities, maintenance and repair costs for the benefit of the branch offices.  At December 31, 2012, the required future minimum rental payments under these leases and other equipment operating leases are as follows:

Years Ending December 31,	(Amounts in thousands)

2013	140
2014	140
2015	140
2016	107
2017	31
Total minimum lease payments	$558

Rent expense was approximately $138 thousand in 2012 and $125 thousand in 2011.

OREO	12 Months Ended
Dec. 31, 2012
OREO [Abstract]
OREO
Note  7.   OREO

OREO at December 31, 2012 was $26.1 million, compared to $19.4 million at December 31, 2011, an increase of $6.7 million. The real estate owned consisted of 33 properties, the largest being a condominium development at $12.8 million. This property was sold in 2010 but does not qualify for a sales treatment under GAAP because of continuing involvement by the Company in the form of financing. During 2012, the Company disposed of $3.5 million of OREO, recognizing a loss of $388,000 compared to $3.5 million of OREO sold in 2011, recognizing a loss of $44,000. Also during 2012, the Company wrote down OREO property by $611,000 compared to $514,000 in 2011, based on a decline in appraised values. In addition, the Company contributed a house carried at $139,000 to Habitat for Humanity. There was no valuation allowance related to OREO as of December 31, 2012 and 2011. Operating expenses related to OREO, net of related income, for 2012 and 2011, were $1.5 million and $642,000, respectively.

An analysis of OREO activity for the years ended December 31, 2012 and 2011 is as follows:

	For the Year Ended December 31,
	2012	2011
	(Amounts in thousands)
Balance at beginning of period	$19,410	$16,701
Real estate acquired in settlement of loans	11,095	1,879
Sales of real estate	(3,533)	(3,414)
Loss on sale of real estate	(388)	(44)
Write-down of real estate carrying values	(611)	(514)
Contribution of OREO property	(139)	—
Capitalized improvements to real estate	223	4,802
Balance at end of period	$26,057	$19,410

Deposits	12 Months Ended
Dec. 31, 2012
Deposits [Abstract]
Deposits
Note  8.   Deposits

Deposits at December 31, 2012 and 2011 consisted of the following:

	2012	2011
	(Amounts in thousands)

Demand deposits, noninterest-bearing	$30,342	$31,146
Demand deposits, interest-bearing	21,249	19,307
Money market deposits	84,946	92,576
Savings deposits	230,621	213,411
Time deposits of $100,000 or more	109,941	108,598
Other time deposits	138,356	146,867
Brokered time deposits	21,752	22,950
Total deposits	$637,207	$634,855

Scheduled maturities of certificates of deposit at December 31, 2012 are as follows:

Years Ending December 31,	(Amounts in thousands)

2013	$195,898
2014	43,484
2015	10,350
2016	8,151
2017	12,166
Thereafter	—
Total	$270,049

Deposits from related parties totaled approximately $5,767,000 and $6,705,000 at December 31, 2012 and 2011, respectively.

Borrowings	12 Months Ended
Dec. 31, 2012
Borrowings [Abstract]
Borrowings
Note  9.   Borrowings

An analysis of borrowings as of December 31, 2012 and 2011 is as follows:

		2012		2011
	Maturity Date or Range	Amount	Weighted Average Rate	Amount	Weighted Average Rate
		(Amounts in thousands, except rates)
Borrowed funds:
Federal Home Loan Bank repurchase agreements	May 2013	$5,000	2.65%	$5,000	2.65%

Other repurchase agreements	July 2013	$5,000	4.91%	$5,000	4.91%

Federal Home Loan Bank advances	Less than one year	$—	—	$30,000	0.32%
	One to three years	20,448	1.29%	19,900	1.18%
	Three to five years	—	—	707	5.19%
	Five to ten years	—	—	—	—
	Total	$20,448		$50,607

Subordinated debentures, capital trusts	November 2035	$5,155	1.97%	$5,155	1.94%
	November 2035	5,155	1.97%	5,155	1.94%
	September 2037	3,093	1.81%	3,093	1.80%
	Total	$13,403		$13,403

At December 31, 2012, the Company had a $100.9 million line of credit from the FHLBNY, of which $25.4 million, as detailed above, was outstanding.

Certain investment securities (Note 3), loans (Note 4), and FHLBNY stock are pledged as collateral for borrowings.

Subordinated Debentures – Capital Trusts:  On August 23, 2005, Parke Capital Trust I, a Delaware statutory business trust and a wholly-owned subsidiary of the Company, issued $5,000,000 of variable rate capital trust pass-through securities to investors. The variable interest rate re-prices quarterly at the three-month LIBOR plus 1.66% and was 1.97% at December 31, 2012. Parke Capital Trust I purchased $5,155,000 of variable rate junior subordinated deferrable interest debentures from the Company. The debentures are the sole asset of the Trust. The terms of the junior subordinated debentures are the same as the terms of the capital securities. The Company has also fully and unconditionally guaranteed the obligations of the Trust under the capital securities. The capital securities are redeemable by the Company on or after November 23, 2010, at par, or earlier if the deduction of related interest for federal income taxes is prohibited, classification as Tier 1 Capital is no longer allowed, or certain other contingencies arise. The capital securities must be redeemed upon final maturity of the subordinated debentures on November 23, 2035. Proceeds of approximately $4.2 million were contributed to paid-in capital at the Bank. The remaining $955 thousand was retained at the Company for future use.

On August 23, 2005, Parke Capital Trust II, a Delaware statutory business trust and a wholly-owned subsidiary of the Company, issued $5,000,000 of fixed/variable rate capital trust pass-through securities to investors. Currently, the interest rate is variable at 1.97%. The variable interest rate re-prices quarterly at the three-month LIBOR plus 1.66% beginning November 23, 2010. Parke Capital Trust II purchased $5,155,000 of variable rate junior subordinated deferrable interest debentures from the Company. The debentures are the sole asset of the Trust. The terms of the junior subordinated debentures are the same as the terms of the capital securities. The Company has also fully and unconditionally guaranteed the obligations of the Trust under the capital securities. The capital securities are redeemable by the Company on or after November 23, 2010, at par, or earlier if the deduction of related interest for federal income taxes is prohibited, classification as Tier 1 Capital is no longer allowed, or certain other contingencies arise. The capital securities must be redeemed upon final maturity of the subordinated debentures on November 23, 2035. Proceeds of approximately $4.2 million were contributed to paid-in capital at the Bank. The remaining $955 thousand was retained at the Company for future use.

On June 21, 2007, Parke Capital Trust III, a Delaware statutory business trust and a wholly-owned subsidiary of the Company, issued $3,000,000 of variable rate capital trust pass-through securities to investors. The variable interest rate re-prices quarterly at the three-month LIBOR plus 1.50% and was 1.81% at December 31, 2012. Parke Capital Trust III purchased $3,093,000 of variable rate junior subordinated deferrable interest debentures from the Company. The debentures are the sole asset of the Trust. The terms of the junior subordinated debentures are the same as the terms of the capital securities. The Company has also fully and unconditionally guaranteed the obligations of the Trust under the capital securities. The capital securities are redeemable by the Company on or after December 15, 2012, at par, or earlier if the deduction of related interest for federal income taxes is prohibited, classification as Tier 1 Capital is no longer allowed, or certain other contingencies arise. The capital securities must be redeemed upon final maturity of the subordinated debentures on September 15, 2037.   The proceeds were contributed to paid-in capital at the Bank.

Income Taxes	12 Months Ended
Dec. 31, 2012
Income Taxes [Abstract]
Income Taxes
Note  10.   Income Taxes

Income tax expense for 2012 and 2011 consisted of the following:

	2012	2011
	(Amounts in thousands)

Current tax expense:
Federal	$4,405	$5,808
State	1,180	1,517
	5,585	7,325
Deferred tax benefit	(1,343)	(1,801)
Income tax expense	$4,242	$5,524

The components of the net deferred tax asset at December 31, 2012 and 2011 are as follows:

	2012	2011
	(Amounts in thousands)

Deferred tax assets
Allowance for loan losses	$7,735	$7,894
Minimum pension liability	2,262	2,175
Stock compensation	30	30
Depreciation	221	211
Capitalized OREO expense	1,551	518
OTTI write down on securities	1,217	1,353
	13,016	12,181
Deferred tax liabilities:
Discount accretion	16	(27)
Deferred loan costs	(735)	(674)
Investment securities available for sale	(399)	(310)
BOLI	—	(576)
	(1,118)	(1,587)
Net deferred tax asset	$11,898	$10,594

A reconciliation of the Company's effective income tax rate with the statutory federal rate for 2012 and 2011 is as follows:

	2012	2011
	(Amounts in thousands)

At Federal statutory rate	$4,309	$4,805
Adjustments resulting from:
State income taxes, net of Federal tax benefit	657	714
BOLI – Reversal of DTA	(647)	—
Other	(77)	5
	$4,242	$5,524

The decrease in income tax expense is due to the change to an alternative tax methodology for BOLI income whereby it is treated on a tax free basis.

Management has evaluated the Company's tax positions and concluded that the Company has taken no uncertain tax positions that require adjustments to the financial statements. With few exceptions, the Company is no longer subject to income tax examinations by the U.S. federal or local tax authorities for years before 2009, and by the State of New Jersey for years before 2008.

Retirement Plans	12 Months Ended
Dec. 31, 2012
Retirement Plans [Abstract]
Retirement Plans
Note  11.   Retirement Plans

The Company has a Supplemental Executive Retirement Plan ("SERP") covering certain members of management.  The net periodic SERP pension cost was approximately $135 thousand in 2012 and $353 thousand in 2011.  The unfunded benefit obligation, which was included in other liabilities, was approximately $3,137,000 at December 31, 2012 and $3,002,000 at December 31, 2011.

The benefit obligation at December 31, 2012 and December 31, 2011 was calculated as follows:

	2012	2011
	(Amounts in thousands)
Benefit obligation, January 1	$3,002	$2,649
Service cost	(6)	232
Interest cost	165	120
(Gain) loss	(24)	1
Benefit obligation, December 31	$3,137	$3,002

The net periodic pension cost for 2012 and 2011 was calculated as follows:

	2012	2011
	(Amounts in thousands)
Service cost	$(6)	$232
Interest cost	165	120
(Gain) loss	(24)	1
Prior service cost recognized	—	—
	$135	$353

The discount rate used in determining the actuarial present value of the projected benefit obligation was 5.5% for both 2012 and 2011.  Annual benefit payments are estimated at $0 for 2013 through 2015, $113 thousand for 2016, $227 thousand for 2017, $287 thousand for 2018, $318 thousand for 2019 through 2022 and $4.0 million thereafter.

The Company has a 401K Plan covering substantially all employees.  Under the Plan, the Company is required to contribute 3% of all qualifying employees' eligible salary to the Plan. The Plan expense in 2012 was $109 thousand and $98 thousand in 2011.

Regulatory Matters	12 Months Ended
Dec. 31, 2012
Regulatory Matters [Abstract]
Regulatory Matters
Note  12.   Regulatory Matters

On April 9, 2012, the Bank entered into Consent Orders with the FDIC and the New Jersey Department of Banking and Insurance (the "Department").  Under the Consent Orders, the terms of which are substantially identical, the Bank is required, among other things, subject to review and approval by the FDIC and the Department: (i) to adopt and implement a plan to reduce the Bank's position in delinquent or classified assets; (ii) to adopt and implement a program providing for a periodic independent review of the Bank's loan portfolio and the identification of problem credits; (iii) to review and revise the Bank's loan policies and procedures to address identified lending deficiencies; and (iv) to adopt and implement a plan to reduce and manage each of the concentrations of credit identified by the FDIC and the Department.

The Consent Orders also require the Bank to obtain the prior approval of the FDIC and the Department before declaring or paying any dividend or appointing or changing the title or responsibilities of any director or senior executive officer.  Additional regulatory provisions require FDIC prior approval before the Bank enters into any employment agreement or other agreement or plan providing for the payment of a "golden parachute payment" or the making of any golden parachute payment.

Capital Ratios:  The Company (on a consolidated basis) and the Bank are subject to various regulatory capital requirements administered by the federal banking agencies.  Failure to meet minimum capital requirements can initiate certain mandatory and possibly additional discretionary, actions by regulators that, if undertaken, could have a direct material effect on the Company's financial statements.  Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Bank must meet specific capital guidelines that involve quantitative measures of its assets, liabilities, and certain off-balance-sheet items as calculated under regulatory accounting practices.  The Company and the Bank's capital amounts and classification are also subject to qualitative judgments by the regulators about components, risk weightings, and other factors.

Quantitative measures established by regulation to ensure capital adequacy require the Bank to maintain minimum amounts and ratios (set forth in the following table) of total and Tier I capital (as defined in the regulations) to risk-weighted assets (as defined), and of Tier I capital (as defined) to average assets (as defined).  Management believes, as of December 31, 2012 and 2011, that the Company and the Bank met all capital adequacy requirements to which they are subject.

As of December 31, 2012 and 2011, the Bank was categorized as "well-capitalized" under the regulatory framework for prompt corrective action.  Prompt corrective action provisions are not applicable to bank holding companies. There are no conditions or events since December 31, 2012 that management believes have changed the Bank's capital category.

To be categorized as well capitalized, the Bank must maintain minimum total risk based, Tier 1 risk based, and Tier 1 leverage ratios as set forth in the following tables.

	Actual		For Capital Adequacy Purposes		To be Well- Capitalized Under Prompt Corrective Action Provisions
Parke Bancorp, Inc.	Amount	Ratio	Amount	Ratio	Amount		Ratio
As of December 31, 2012	(Amounts in thousands except ratios)

Total Risk Based Capital	$105,640	16.25%	$51,998	8%	$	N/A	N/A
(to Risk Weighted Assets)

Tier 1 Capital	$97,382	14.98%	$25,999	4%	$	N/A	N/A
(to Risk Weighted Assets)

Tier 1 Capital	$97,382	12.60%	$30,917	4%	$	N/A	N/A
(to Average Assets)

As of December 31, 2011

Total Risk Based Capital	$98,992	15.5%	$51,209	8%		N/A	N/A
(to Risk Weighted Assets)

Tier 1 Capital	$90,851	14.2%	$25,604	4%		N/A	N/A
(to Risk Weighted Assets)

Tier 1 Capital	$90,851	12.1%	$30,122	4%		N/A	N/A
(to Average Assets)

Parke Bank
As of December 31, 2012

Total Risk Based Capital	$105,714	16.26%	$51,998	8%		$64,998	10%
(to Risk Weighted Assets)

Tier 1 Capital	$97,456	14.99%	$25,999	4%		$38,999	6%
(to Risk Weighted Assets)

Tier 1 Capital	$97,456	12.61%	$30,917	4%		$38,646	5%
(to Average Assets)

As of December 31, 2011

Total Risk Based Capital	$98,817	15.4%	$51,208	8%		$64,010	10%
(to Risk Weighted Assets)

Tier 1 Capital	$90,676	14.2%	$25,604	4%		$38,406	6%
(to Risk Weighted Assets)

Tier 1 Capital	$90,676	12.0%	$30,122	4%		$37,652	5%
(to Average Assets)

Shareholders' Equity	12 Months Ended
Dec. 31, 2012
Shareholders' Equity [Abstract]
Shareholders' Equity
Note  13.   Shareholders' Equity

Common Stock Dividend:  In May 2012 and May 2011 the Company paid a 10% common stock dividend to shareholders (488,383 and 443,945 shares respectively). All share and per share information has been retroactively adjusted to give effect to this stock dividend for the periods presented.

Treasury Stock:  No transactions occurred in 2012 or 2011 for the repurchase of Company stock.

Stock Options:  In 1999, 2002 and 2003, the shareholders approved the Company's Employee Stock Option Plans and in 2005 the shareholders approved the Company's Directors and Employee Stock Option Plan (the "Plans"). The Plans are "non-qualified" stock option plans.  Reserved for issuance upon the exercise of options granted or to be granted by the Board of Directors is an aggregate of 148,181 shares of common stock as of December 31, 2012.  All options issued under the Plans were fully vested upon issuance.  All directors and certain officers and employees of the Company have been granted options under the Plans.  All stock option amounts and prices included in the following discussions have been adjusted for stock dividends.

There were no option awards, and hence no net compensation expenses for both 2012 and 2011.

Option awards are granted with an exercise price equal to the market price of the Company's stock at the date of the grant.  No options were awarded or exercised in 2012. All options issued have 10 year contractual terms and were fully vested as of December 31, 2012.

At December 31, 2012, there were 148,181 shares available for grant under the Plans.

The following table summarizes stock option activity for the year ended December 31, 2012.

Options	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value

Outstanding at January 1, 2012	415,708	$9.01
Granted	—	$—
Exercised	9,332	$3.75
Expired/terminated	49,534	$8.25
Outstanding at December 31, 2012	356,842	$9.36	2.4	$—

Exercisable at December 31, 2012	356,842	$9.36	2.4	$—

Stock options outstanding and exercisable at December 31, 2012 are as follows:

Range of Exercise Prices	Number Outstanding	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price

$5.25	55,287	0.4	$5.25
$7.42	11,010	1.3	$7.42
$8.91	44,424	2.2	$8.91
$10.39	229,285	3.0	$10.39
$11.28	16,836	3.8	$11.28
	356,842	2.4	$9.36

Preferred Stock: On October 3, 2008 Congress passed the Emergency Economic Stabilization Act of 2008 (EESA), which provides the U.S. Secretary of the Treasury with broad authority to implement certain actions to help restore stability and liquidity to the U.S. markets. One of the provisions resulting from EESA is the Treasury Capital Purchase Program (CPP) which provided for the direct equity investment of perpetual preferred stock by the U.S. Treasury in qualified financial institutions. This program was voluntary and requires an institution to comply with several restrictions and provisions, including limits on executive compensation, stock redemptions, and declaration of dividends. The CPP provided for a minimum investment of 1% of Risk-Weighted-Assets, with a maximum investment of the lesser of 3% of Risk-Weighted Assets or $25 billion.  The perpetual preferred stock has a dividend rate of 5% per year until the fifth anniversary of the Treasury investment and a dividend of 9%, thereafter. The CPP also requires the Treasury to receive warrants for common stock equal to 15% of the capital invested by the U.S. Treasury.

The Company received an investment in cumulative perpetual preferred stock of $16,288,000 on January 30, 2009.  These proceeds were allocated between the preferred stock and warrants based on relative fair value in accordance with FASB ASC Topic 470, Debt with Conversion and Other Options. The allocation of proceeds resulted in a discount on the preferred stock that will be accreted over five years. The Company issued 359,135 common stock warrants to the U.S. Treasury and $930 thousand of those proceeds were allocated to the warrants. The warrants are accounted for as equity securities. The warrants have a contractual life of 10 years and an exercise price of $6.79 per share of common stock.

In November of 2012, the U.S. Treasury held an auction and sold its investment in the preferred stock to institutional investors. Restrictions related to the CPP have been lifted. The warrants for 399,006 shares of common stock, with an exercise price of $6.12 per share, remain outstanding as of December 31, 2012.

The Company has recorded dividends in the approximate amount of $815 thousand for each of the years ended December 31, 2012 and 2011. All dividend amounts through December 31, 2012 have been paid. The preferred stock qualifies for and is accounted for as equity securities and is included in the Company's Tier I capital on the date of receipt.

Other Related Party Transactions	12 Months Ended
Dec. 31, 2012
Other Related Party Transactions [Abstract]
Other Related Party Transactions
Note  14.   Other Related Party Transactions

A member of the Board of Directors is a principal of a commercial insurance agency that provides all the insurance coverage for the Company.  The cost of the insurance was approximately $361 thousand in 2012 and $184 thousand in 2011.  An insurance agency owned by another Board Member provides employee benefits (medical insurance, life insurance, and disability insurance).  The cost of these employee benefits totaled $493 thousand in 2012 and $420 thousand in 2011.

Commitments and Contingencies	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies [Abstract]
Commitments and Contingencies
Note  15.   Commitments and Contingencies

The Company has entered into an employment contract with the President of the Company, which provides for continued payment of certain employment salaries and benefits in the event of a change in control, as defined.

The Company is a party to financial instruments with off-balance sheet risk in the normal course of business to meet the financing needs of its customers.  These financial instruments include commitments to extend credit and standby letters of credit.  These instruments involve, to varying degrees, elements of credit risk in excess of the amount recognized in the consolidated balance sheet.  The contract or notional amounts of these instruments reflect the extent of the Company's involvement in these particular classes of financial instruments.  The Company's exposure to credit loss in the event of nonperformance by the other party to the financial instruments for commitments to extend credit and standby letters of credit is represented by the contractual or notional amount of those instruments.  The Company uses the same credit policies in making commitments and conditional obligations as they do for on-balance sheet instruments.

Commitments to extend credit are agreements to lend to a customer as long as there is no violation of any condition established in the contract.  Commitments generally have fixed expiration dates or other termination clauses and may require payment of a fee.  Since many of the commitments are expected to expire without being drawn upon, the total commitment amounts do not necessarily represent future cash requirements.  The Company evaluates each customer's credit-worthiness on a case-by-case basis.  The amount of collateral obtained, if deemed necessary upon extension of credit, is based on management's credit evaluation.  Collateral held varies but may include accounts receivable; inventory; property, plant and equipment and income-producing commercial properties.  As of December 31, 2012 and 2011, commitments to extend credit amounted to approximately $50.8 million and $54.8 million, respectively.

Standby letters of credit are conditional commitments issued by the Company to guarantee the performance of a customer to a third party.  The credit risk involved in issuing letters of credit is essentially the same as that involved in extending loan facilities to customers.  As of December 31, 2012 and 2011, standby letters of credit with customers were $5.8 million and $6.9 million, respectively.

Loan commitments and standby letters of credit are issued in the ordinary course of business to meet customer needs.  Commitments to fund fixed-rate loans were immaterial at December 31, 2012.  Variable-rate commitments are generally issued for less than one year and carry market rates of interest.  Such instruments are not likely to be affected by annual rate caps triggered by rising interest rates.  Management believes that off-balance sheet risk is not material to the results of operations or financial condition.

In the normal course of business, there are outstanding various contingent liabilities such as claims and legal action, which are not reflected in the financial statements.  In the opinion of management, no material losses are anticipated as a result of these actions or claims.

Fair Value	12 Months Ended
Dec. 31, 2012
Fair Value [Abstract]
Fair Value
Note  16.   Fair Value

Fair Value Measurements

The Company uses fair value measurements to record fair value adjustments to certain assets and liabilities and to determine fair value disclosures. In accordance with the Fair Value Measurements and Disclosures Topic 820 of FASB ASC, the fair value of a financial instrument is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value is best determined based upon quoted market prices. However, in many instances, there are no quoted market prices for the Company's various financial instruments. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Accordingly, the fair value estimates may not be realized in an immediate settlement of the instrument.

The fair value guidance provides a consistent definition of fair value, which focuses on exit price in an orderly transaction (that is, not a forced liquidation or distressed sale) between market participants at the measurement date under current market conditions. If there has been a significant decrease in the volume and level of activity for the asset or liability, a change in valuation technique or the use of multiple valuation techniques may be appropriate. In such instances, determining the price at which willing market participants would transact at the measurement date under current market conditions depends on the facts and circumstances and requires the use of significant judgment. The fair value is a reasonable point within the range that is most representative of fair value under current market conditions. In accordance with this guidance, the Company groups its assets and liabilities carried at fair value in three levels as follows:

Level 1 Input:

1)	Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities.

Level 2 Inputs:

1)	Quoted prices for similar assets or liabilities in active markets.
2)	Quoted prices for identical or similar assets or liabilities in markets that are not active.
3)
Inputs other than quoted prices that are observable, either directly or indirectly, for the term of the asset or liability (e.g., interest rates, yield curves, credit risks, prepayment speeds or volatilities) or "market corroborated inputs."

Level 3 Inputs:

1)	Prices or valuation techniques that require inputs that are both unobservable (i.e. supported by little or no market activity) and that are significant to the fair value of the assets or liabilities.

2)
These assets and liabilities include financial instruments whose value is determined using pricing models, discounted cash flow methodologies, or similar techniques, as well as instruments for which the determination of fair value requires significant management judgment or estimation.

Fair Value on a Recurring Basis:

The following is a description of the Company's valuation methodologies for assets carried at fair value. These methods may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, while the Company believes that its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different estimate of fair value at the reporting measurement date.

Investment Securities Available for Sale:

Where quoted prices are available in an active market, securities are classified in Level 1 of the valuation hierarchy. Securities in Level 1 are exchange-traded equities. If quoted market prices are not available for the specific security, then fair values are provided by independent third-party valuations services. These valuations services estimate fair values using pricing models and other accepted valuation methodologies, such as quotes for similar securities and observable yield curves and spreads. As part of the Company's overall valuation process, management evaluates these third-party methodologies to ensure that they are representative of exit prices in the Company's principal markets. Securities in Level 2 include U.S. Government agencies, mortgage-backed securities, state and municipal securities and trust preferred securities.

Securities in Level 3 include thinly-traded and collateralized debt obligations. With the assistance of competent third-party valuation specialists, the Company utilized the following methodology to determine the fair value:

Cash flows were developed based on the estimated speeds at which the TruPS are expected to prepay (a range of 1% to 2%), the estimated rates at which the TruPS are expected to defer payments, the estimated rates at which the TruPS are expected to default (a range of 0.57% to 0.66%), and the severity of the losses on securities which default (95%). TruPS generally allow for prepayment by the issuer without a prepayment penalty any time after five years. Due to the lack of new TruPS issuances and the relatively poor conditions of the financial institution industry, a relatively modest rate of prepayment was assumed going forward. Estimates for CDRs are based on the payment characteristics of the TruPS themselves (e.g. current, deferred, or defaulted) as well as the financial condition of the TruPS issuers in the pool. Estimates for the near-term rates of deferral and CDR are based on key financial ratios relating to the financial institutions' capitalization, asset quality, profitability and liquidity. Finally, we consider whether or not the financial institution has received TARP funding, and if it has, the amount. Longer-term rates of deferral and defaults are based on historical averages. The fair value of each bond was assessed by discounting its projected cash flows by a discount rate.  The discount rates were based on the yields of publicly traded TruPS and preferred stock issued by comparably rated banks (3 month LIBOR plus a spread of 400 to 959 basis points).

The table below presents the balances of assets and liabilities measured at fair value on a recurring basis at December 31, 2012 and 2011.

Financial Assets	Level 1	Level 2	Level 3	Total
	(Amounts in thousands)
Securities Available for Sale

As of December 31, 2012
U.S. Government sponsored entities	$—	$7	$—	$7
Corporate debt obligations	—	1,524	—	1,524
Residential mortgage-backed securities	—	12,899	—	12,899
Collateralized mortgage-backed securities		968	6	974
Collateralized debt obligations	—	—	3,936	3,936
Total	$—	$15,398	$3,942	$19,340

As of December 31, 2011
U.S. Government sponsored entities	$—	$1,011	$—	$1,011
Corporate debt obligations	—	1,486	—	1,486
Residential mortgage-backed securities	—	14,461	—	14,461
Collateralized mortgage-backed securities		1,437	157	1,594
Collateralized debt obligations	—	—	3,965	3,965
Total	$—	$18,395	$4,122	$22,517

For the year ended December 31, 2012, there were no transfers between the levels within the fair value hierarchy.

The changes in Level 3 assets measured at fair value on a recurring basis are summarized as follows for the years ended December 31:

	Securities Available for Sale
	2012	2011
	(Amounts in thousands)
Beginning balance at January 1,	$4,122	$4,560
Total net losses included in:
Net loss – CMO's	(128)	(129)
Other comprehensive loss – CDO's	(52)	(107)
Settlements	—	(202)
Net transfers into Level 3	—	—
Ending balance December 31,	$3,942	$4,122

Fair Value on a Non-recurring Basis:

Certain assets and liabilities are not measured at fair value on an ongoing basis but are subject to fair value adjustments in certain circumstances (for example, when there is evidence of impairment).

Financial Assets	Level 1	Level 2	Level 3	Total
	(Amounts in thousands)
As of December 31, 2012
Collateral dependent impaired loans	$—	$—	$56,620	$56,620
OREO	—	—	26,057	26,057

As of December 31, 2011
Collateral dependent impaired loans	$—	$—	$72,958	$72,958
OREO	—	—	19,410	19,410

Collateral dependent impaired loans, which are measured in accordance with FASB ASC Topic 310 "Receivables", for impairment, had a carrying amount of $56.6 million and $73.0 million at December 31, 2012 and December 31, 2011 respectively, with a valuation allowance of $547 thousand and $2.6 million at December 31, 2012 and December 31, 2011 respectively. The valuation allowance for collateral dependent impaired loans is included in the allowance for loan losses on the balance sheet. All collateral dependent impaired loans have an independent third-party full appraisal to determine the NRV based on the fair value of the underlying collateral, less cost to sell (a range of 5% to 10%) and other costs, such as unpaid real estate taxes, that have been identified, or the present value of discounted cash flows in the case of certain impaired loans that are not collateral dependent. The appraisal will be based on an "as-is" valuation and will follow a reasonable valuation method that addresses the direct sales comparison, income, and cost approaches to market value, reconciles those approaches, and explains the elimination of each approach not used. Appraisals are updated every 12 months or sooner if we have identified possible further deterioration in value.

OREO consists of commercial real estate properties which are recorded at fair value based upon current appraised value less estimated disposition costs, which is adjusted based upon management's review and changes in market conditions (Level 3 inputs). Properties are reappraised annually.

Fair Value of Financial Instruments

The Company discloses estimated fair values for its significant financial instruments in accordance with FASB ASC Topic 825, "Disclosures about Fair Value of Financial Instruments".  The methodologies for estimating the fair value of financial assets and liabilities that are measured at fair value on a recurring or non-recurring basis are discussed above. The methodologies for estimating the fair value of other financial assets and liabilities are discussed below.

For certain financial assets and liabilities, carrying value approximates fair value due to the nature of the financial instrument. These instruments include cash and cash equivalents, restricted stock, accrued interest receivable, demand and other non-maturity deposits and accrued interest payable.

The Company used the following methods and assumptions in estimating the fair value of the following financial instruments:

Investment Securities: Fair value of securities available for sale is described above. Fair value of held to maturity securities is based upon quoted market prices (Level 2 inputs).

Loans Held for Sale: Fair value represents the face value of the guaranteed portion of SBA loans pending settlement.

Loans (other than impaired):  Fair values are estimated for portfolios of loans with similar financial characteristics.  Loans are segregated by type such as commercial, residential mortgage and other consumer.  Each loan category is further segmented into groups by fixed and adjustable rate interest terms and by performing and non-performing categories. The fair value of performing loans is calculated by discounting scheduled cash flows through their estimated maturity, using estimated market discount rates that reflect the credit and interest rate risk inherent in each group of loans (Level 2 inputs).  The estimate of maturity is based on contractual maturities for loans within each group, or on the Company's historical experience with repayments for each loan classification, modified as required by an estimate of the effect of current economic conditions.

Deposits:  The fair value of time deposits is based on the discounted value of contractual cash flows, where the discount rate is estimated using the market rates currently offered for deposits of similar remaining maturities (Level 2 inputs).

Borrowings: The fair values of FHLBNY borrowings, other borrowed funds and subordinated debt are based on the discounted value of estimated cash flows.  The discounted rate is estimated using market rates currently offered for similar advances or borrowings (Level 2 inputs).

Bank premises and equipment, customer relationships, deposit base and other information required to compute the Company's aggregate fair value are not included in the above information. Accordingly, the above fair values are not intended to represent the aggregate fair value of the Company.

The following table summarizes the carrying amounts and fair values for financial instruments at December 31, 2012 and December 31, 2011:
	Level in Fair Value Hierarchy	December 31, 2012		December 31, 2011
		Carrying Value	Fair Value	Carrying Value	Fair Value
		(Amounts in thousands)
Financial Assets:
Cash and cash equivalents	Level 1	$76,866	$76,866	$110,228	$110,228
Investment securities AFS	(1)	19,340	19,340	22,517	22,517
Investment securities HTM	Level 2	2,066	2,239	2,032	2,080
Restricted stock	Level 2	2,223	2,223	3,565	3,565
Loans held for sale	Level 2	495	495	225	225
Loans, net	(2)	610,776	632,723	605,794	622,801
Accrued interest receivable	Level 2	2,727	2,727	3,039	3,039

Financial Liabilities:
Demand and savings deposits	Level 2	$367,158	$367,158	$356,440	$356,440
Time deposits	Level 2	270,049	271,786	278,415	280,147
Borrowings	Level 2	43,851	42,849	74,010	79,997
Accrued interest payable	Level 2	537	537	618	618

(1) See the recurring fair value table above.
(2) For non-impaired loans, Level 2; for impaired loans, Level 3.

Parent Company Only Financial Statements	12 Months Ended
Dec. 31, 2012
Parent Company Only Financial Statements [Abstract]
Parent Company Only Financial Statements
 Note  17.  Parent Company Only Financial Statements

Condensed financial information of the parent company only is presented in the following two tables:

Balance Sheets	December 31,
	2012	2011
	(Amounts in thousands)
Assets:
Cash	$53	$257
Investments in subsidiaries	97,114	90,277
Other assets	5	229
Total assets	$97,172	$90,763

Liabilities and Equity:
Subordinated debentures	$13,403	$13,403
Other liabilities	132	136
Equity	83,637	77,224
Total liabilities and equity	$97,172	$90,763

Statements of Income	Years ended December 31,
	2012	2011
	(Amounts in thousands)
Income:
Dividends from bank subsidiary	$996	$1,600
Other income	87	—
Expense:
Interest on subordinated debentures	282	256
Other expenses	269	295
	551	551
Income before income taxes	532	1,049
Provision for income taxes	—	—
Equity in undistributed income of subsidiaries	6,781	6,223
Net income	7,313	7,272
Preferred stock dividend and discount accretion	1,012	1,000
Net income available to common shareholders	$6,301	$6,272

Statements of Cash Flows
	Years ended December 31,
	2012	2011
	(Amounts in thousands)
Cash Flows from Operating Activities
Net income	$7,313	$7,272
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in undistributed earnings of subsidiaries	(6,781)	(6,223)
Changes in operating assets and liabilities:
Increase in other assets	48	(93)
Decrease in accrued interest payable and other accrued liabilities	(4)	(28)
Net cash provided by operating activities	576	928
Cash Flows from Investing Activities
Net cash used in investing activities	—	—
Cash Flows from Financing Activities
Proceeds from exercise of stock options	35
Payment of dividend on preferred stock	(815)	(815)
Net cash used in financing activities	(780)	(815)
Increase/(decrease) in cash and cash equivalents	(204)	113
Cash and Cash Equivalents, January 1,	257	144
Cash and Cash Equivalents, December 31,	$53	$257

Subsequent Events	12 Months Ended
Dec. 31, 2012
Subsequent Events [Abstract]
Subsequent Events
Note  18.  Subsequent Events

Management has evaluated subsequent events through the date of issuance of the financial statements and does not believe any such events warrant recording or disclosure in these financial statements.

Description of Business and Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Description of Business and Summary of Significant Accounting Policies [Abstract]
Principles of Consolidation
Principles of Consolidation:  The accompanying consolidated financial statements include the accounts of Parke Bancorp, Inc. and its wholly-owned subsidiaries, Parke Bank and Parke Capital Markets, an inactive corporation. Also included are the accounts of 44 Business Capital Partners LLC, a joint venture formed in 2009 to originate and service Small Business Administration ("SBA") loans. Parke Bank has a 51% ownership interest in the joint venture. Parke Capital Trust I, Parke Capital Trust II and Parke Capital Trust III are wholly-owned subsidiaries but are not consolidated because they do not meet the requirements for consolidation under applicable accounting guidance.  All significant inter-company balances and transactions have been eliminated.

Investment Securities
Investment Securities:  At December 31, 2012 and 2011, the Company held investment securities that would be held for indefinite periods of time, including securities that would be used as part of the Company's asset/liability management strategy and possibly sold in response to changes in interest rates, prepayments and similar factors.  These securities are classified as "available for sale" and are carried at fair value, with any temporary unrealized gains or losses reported as other comprehensive income, net of the related income tax effect.

At December 31, 2012 and 2011, the Company also reported investments in securities that were carried at cost, adjusted for amortization of premium and accretion of discount.  The Company has the intent and ability to hold these investment securities to maturity considering all reasonably foreseeable events or conditions.  These securities are classified as "held to maturity."

Declines in the fair value of individual debt securities below their cost that are deemed to be other than temporary result in write-downs of the individual securities to their fair value. Debt securities that are deemed to be other than temporarily impaired are reflected in earnings as realized losses to the extent impairment is related to credit losses. The amount of the impairment for debt securities related to other factors is recognized in other comprehensive income (loss). In evaluating other than temporary impairment losses, management considers (1) the length of time and the extent to which the fair value has been less than cost, (2) the reasons for the decline in value, (3) the financial position and access to capital of the issuer, including the current and future impact of any specific events, and (4) for fixed maturity securities, whether the Company intends to sell the security, or it is more likely than not that the Company will be required to sell the security before recovery of the cost basis, which may be maturity.

The amortization of premiums and accretion of discounts over the contractual lives of the related securities are recognized in interest income using the interest method.  Gains and losses on the sale of such securities are accounted for using the specific identification method.

Restricted Stock
Restricted Stock:  Restricted stock includes investments in the common stock of the Federal Home Loan Bank of New York ("FHLBNY") and the Atlantic Central Bankers Bank for which no market exists and, accordingly, is carried at cost. The stocks have no quoted market value and are subject to redemption restrictions. Management reviews for impairment based on the ultimate recoverability of the cost basis in the stock. The stocks' value is determined by the ultimate recoverability of the par value rather than by recognizing temporary declines. Management considers such criteria as the significance of the decline in net assets, if any, the length of time this situation has persisted and the financial performance of the issuers. In addition, any commitments by the FHLBNY to make payments required by law or regulation, the impact of legislative and regulatory changes on the customer base of the FHLBNY and the liquidity position of the FHLBNY.

Loans
Loans:  The Company makes commercial, real estate and consumer loans to customers.  A substantial portion of the loan portfolio is represented by loans in the Southern New Jersey and Philadelphia, Pennsylvania markets.  The ability of the Company's debtors to honor their contracts is dependent upon the real estate and general economic conditions in this area.  Loans that management has the intent and ability to hold for the foreseeable future or until maturity or pay-off generally are reported at their outstanding unpaid principal amount, adjusted for charge-offs, the allowance for loan losses and any unamortized deferred fees or costs on originated loans.  Interest income on loans is recognized as earned based on contractual interest rates applied to daily principal amounts outstanding.

Loans-Nonaccrual
Loans-Nonaccrual:  Loans are placed on nonaccrual status when, in management's opinion, the borrower may be unable to meet contractual payment obligations as they become due, as well as when a loan is 90 days past due, unless the loan is well secured and in the process of collection, as required by regulatory provision. Loans may be placed on nonaccrual status regardless of whether or not such loans are considered past due. When interest accrual is discontinued, all unpaid accrued interest is reversed. Interest income is subsequently recognized only to the extent cash payments are received in excess of principal due.

Troubled Debt Restructurings
Troubled Debt Restructurings:  Troubled debt restructurings ("TDRs") are loans for which the Company, for legal or economic reasons related to a debtor's financial difficulties, has granted a concession to the debtor that it otherwise would not have considered. Concessions that result in the categorization of a loan as a troubled debt restructuring include:

•	Reduction (absolute or contingent) of the stated interest rate;
•	Extension of the maturity date or dates at a stated interest rate lower than the current market rate for new debt with similar risk;

•	Reduction (absolute or contingent) of the face amount or maturity amount of the debt as stated in the instrument or other agreement; or
•	Reduction (absolute or contingent) of accrued interest.

TDRs are reported as impaired loans. Interest income on TDR loans is recognized consistent with the Bank's nonaccrual loan policy stated above.

Loans Held for Sale
Loans Held for Sale:  Loans held for sale are the guaranteed portion of SBA loans and are carried at the lower of aggregate cost or fair value. The net amount of loan origination fees on loans sold is included in the carrying value and in the gain or loss on the sale. The Company originates loans to customers under an SBA program that generally provides for SBA guarantees of up to 75 percent of each loan.  When the sale of the guaranteed portion of an SBA loan occurs, with retained servicing, the premium received on the sale and the present value of future cash flows of the servicing assets represent gain on the sale and are recognized in income over the estimated life of the loan. Income and fees collected for servicing are credited to noninterest income, net of amortization of the related servicing asset.

Concentration of Credit Risk
Concentration of Credit Risk:  The Company's loans are generally to diversified customers in Southern New Jersey and the Philadelphia area of Pennsylvania.  Loans to general building contractors, general merchandise stores, restaurants, motels, warehouse space, and real estate ventures (including construction loans) constitute a majority of commercial loans.  The concentrations of credit by type of loan are set forth in Note 4.  Generally, loans are collateralized by assets of the borrower and are expected to be repaid from the borrower's cash flow or proceeds from the sale of selected assets of the borrower.

Loan Fees
Loan Fees:  Loan fees and direct costs associated with loan originations are netted and deferred.  The deferred amount is recognized as an adjustment to loan interest over the term of the related loans using the interest method.  Loan brokerage fees represent commissions earned for facilitating loans between borrowers and other companies and is recorded as loan fee income. Loan fee income also includes prepayment penalties on loans.

Allowance for Loan Losses
Allowance for Loan Losses:  The allowance for loan losses is maintained through charges to the provision for loan losses in the Consolidated Statements of Income as losses are estimated to have occurred.  Loans or portions thereof that are determined to be uncollectible are charged against the allowance, and subsequent recoveries, if any, are credited to the allowance.  The allowance is an amount that management believes will be adequate to absorb estimated losses relating to specifically identified loans, as well as probable credit losses in the balance of the loan portfolio, based on an evaluation of collectability of existing loans and prior loss experience.  When evaluating the adequacy of the allowance, an assessment of the loan portfolio will typically take into consideration changes in the composition and volume of the loan portfolio, overall portfolio quality and past loss experience, review of specific problem loans, current economic conditions which may affect borrowers' ability to repay, and other factors which may warrant current recognition.  Such periodic assessments may, in management's judgment, require the Company to recognize additions or reductions to the allowance.

Various regulatory agencies periodically review the adequacy of the Company's allowance for loan losses as an integral part of their examination process.  Such agencies may require the Company to recognize additions or reductions to the allowance based on their evaluation of information available to them at the time of their examination.  It is reasonably possible that the above factors may change significantly and, therefore, affect management's determination of the allowance for loan losses in the near term.

The allowance consists of specific and general components.  The specific component relates to loans that are classified as impaired, including TDRs.  For those loans that are classified as impaired, an allowance is established when the discounted cash flows (or collateral value for collateral dependent loans or observable market price) of the impaired loan is lower than the carrying value of that loan. The general component covers non-classified loans and is based on historical charge-off experience and expected losses given the Company's internal risk rating process. Other adjustments may be made to the allowance for pools of loans after an assessment of internal or external influences on credit quality that are not reflected in the historical loss or risk rating data.

A loan is considered impaired when, based on current information and events, it is probable that the Company will be unable to collect the scheduled payments of principal or interest when due according to the contractual terms of the loan agreement.  Loans that experience insignificant payment delays and payment shortfalls generally are not classified as impaired.  Management determines the significance of payment delays and payment shortfalls on a case-by-case basis, taking into consideration all of the circumstances surrounding the loan and the borrower, including the length of the delay, the reasons for the delay, the borrower's prior payment record, and the amount of the shortfall in relation to the principal and interest owed.  Factors considered by management when evaluating impaired loans include payment status, collateral value, and the probability of collecting scheduled principal and interest payments when due.  Impairment is measured on a loan by loan basis for commercial loans by either the present value of expected future cash flows discounted at the loans effective interest rate, the loan's obtainable market price, or the fair value of the collateral if the loan is collateral dependent.

Large groups of smaller balance homogeneous loans are collectively evaluated for impairment.  Accordingly, the Company does not separately evaluate individual consumer loans for impairment.

Other Real Estate Owned (OREO)
Other Real Estate Owned ("OREO"):  Real estate acquired through foreclosure or other proceedings is carried at fair value less estimated costs of disposal. Costs of improving OREO are capitalized to the extent that the carrying value does not exceed its fair value less estimated selling costs. Subsequent valuation adjustments, if any, are recognized as a charge against current earnings. Holding costs are charged to expense. Gains and losses on sales are recognized in noninterest income as they occur.

Interest Rate Risk
Interest Rate Risk:  The Company is principally engaged in the business of attracting deposits from the general public and using these deposits, together with other borrowed and brokered funds, to make commercial, commercial mortgage, residential mortgage, and consumer loans, and to invest in overnight and term investment securities.  Inherent in such activities is interest rate risk that results from differences in the maturities and repricing characteristics of these assets and liabilities.  For this reason, management regularly monitors the level of interest rate risk and the potential impact on net income.

Bank Premises and Equipment
Bank Premises and Equipment:  Bank premises and equipment are stated at cost less accumulated depreciation and amortization.  Depreciation is computed and charged to expense using the straight-line method over the estimated useful lives of the assets, generally three years for computers and software, five to ten years for equipment and forty years for buildings.  Leasehold improvements are amortized to expense over the shorter of the term of the respective lease or the estimated useful life of the improvements.

Income Taxes
Income Taxes:  Deferred taxes are provided on a liability method whereby deferred tax assets are recognized for deductible temporary differences and operating loss carry forwards and deferred tax liabilities are recognized for taxable temporary differences.  Temporary differences are the difference between the reported amounts of assets and liabilities and their tax bases.  Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized.  Deferred tax assets and liabilities are adjusted for the effects of changes in tax laws and rates on the date of enactment.  Realization of deferred tax assets is dependent on generating sufficient taxable income in the future.

When tax returns are filed, it is highly certain that some positions taken would be sustained upon examination by the taxing authorities, while others are subject to uncertainty about the merits of the position taken or the amount of the position that ultimately would be sustained. The benefit of a tax position is recognized in the financial statements in the period during which, based on all available evidence, management believes it is more-likely-than not that the position will be sustained upon examination, including the resolution of appeals or litigation processes, if any. The evaluation of a tax position taken is considered by itself and not offset or aggregated with other positions. Tax positions that meet the more likely-than not recognition threshold are measured as the largest amount of tax benefit that is more than 50 percent likely of being realized upon settlement with the applicable taxing authority. The portion of benefits associated with tax positions taken that exceeds the amount measured as described above is reflected as a liability for unrecognized tax benefits in the accompanying balance sheet along with any associated interest and penalties that would be payable to the taxing authorities upon examination.

Interest and penalties associated with unrecognized tax benefits would be recognized in income tax expense on the income statement.

The Company did not recognize any interest or penalties related to income tax during the years ended December 31, 2012 or 2011.  The Company does not have an accrual for uncertain tax positions as of December 31, 2012 or 2011, as deductions taken and benefits accrued are based on widely understood administrative practices and procedures and are based on clear and unambiguous tax law.  Tax returns for all years 2009 and thereafter are subject to further examination by tax authorities, with the exception of the State of New Jersey for which tax returns for all years 2008 and thereafter are subject to further examination.

Use of Estimates
Use of Estimates:  The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.  Material estimates that are particularly susceptible to significant change in the near term include the allowance for loan losses, other than temporary impairment losses on investment securities, the valuation of deferred income taxes, servicing assets and carrying value of OREO.

Segment Reporting
Segment Reporting:  The Company operates one reportable segment of business, "community banking".  Through its community banking segment, the Company provides a broad range of retail and community banking services.

Reclassifications
Reclassifications:  Certain items in the 2011 financial statements have been reclassified to conform to the 2012 presentation. Such reclassifications have no impact on prior year earnings and shareholders equity.

Comprehensive Income
Comprehensive Income:  Comprehensive income consists of net income and other gains and losses affecting shareholders' equity that, under GAAP, are excluded from net income, including unrealized gains and losses on available for sale securities and gains or losses, prior service costs or credits, and transition assets or obligations associated with pension or other postretirement benefits that have not been recognized as components of net periodic benefit cost.

The Company recognizes the overfunded or underfunded status of a defined benefit postretirement plan as an asset or a liability in the consolidated balance sheet and changes in that funded status through comprehensive income in the year the changes occur. The accounting guidance related to compensation-retirement benefits also requires an employer to measure the funded status of a plan as of the date of the employer's year-end statement of financial position.  The Company has recorded an expense for the unfunded status of $198 thousand and $450 thousand for the years ended December 31, 2012 and 2011, respectively, relating to a Supplemental Executive Retirement Plan ("SERP") (Note 11).

Accumulated other comprehensive loss consisted of the following at December 31, 2012 and 2011:

	2012	2011
	(Amounts in thousands)
Securities
Non-credit unrealized losses on available for sale securities with OTTI	$(499)	$(524)
Unrealized losses on available for sale securities without OTTI	(499)	(252)
Minimum pension liability	(244)	(268)
Tax impact	497	418
	$(745)	$(626)

Earnings Per Common Share
Earnings Per Common Share:  Basic earnings per common share is computed by dividing net income available to common shareholders by the weighted average number of common shares outstanding during the period.  Diluted earnings per common share considers common stock equivalents (when dilutive) outstanding during the period such as options and warrants outstanding.  To the extent that stock equivalents are anti-dilutive, they have been excluded from the earnings per share calculation. Both basic and diluted earnings per share computations give retroactive effect to a stock dividend declared and paid in 2012 and 2011 (Note 13).  Earnings per common share have been computed based on the following for 2012 and 2011:

	2012	2011
	(Amounts in thousands, except share data)
Basic earnings per common share
Net income available to common shareholders	$6,301	$6,272
Average common shares outstanding	5,379,558	5,374,561
Basic earnings per common share	$1.17	$1.17

Diluted earnings per common share
Net income available to common shareholders	$6,301	$6,272
Average common shares outstanding	5,379,558	5,374,561
Dilutive potential common shares	3,038	91,897
Total diluted average common shares outstanding	5,382,596	5,466,458
Diluted earnings per common share	$1.17	$1.15

For 2012 and 2011, options to purchase 301,553 shares and 335,214 shares, respectively, were outstanding but were not included in the computation of diluted EPS because the options' common stock equivalents were anti-dilutive.

Statement of Cash Flows
Statement of Cash Flows:  Cash and cash equivalents include cash and due from financial institutions and federal funds sold.  For the purposes of the statement of cash flows, changes in loans and deposits are shown on a net basis.

Recently Issued Accounting Pronouncements
Recently Issued Accounting Pronouncements:

In May 2011, FASB issued ASU 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. This ASU does not extend the use of fair value accounting, but provides guidance on how it should be applied where its use is already required or permitted. This guidance is to be applied prospectively and is effective during interim and annual periods beginning after December 15, 2011. Adoption of this guidance has not had a material impact on results of operations or financial condition.

In June 2011, the FASB issued guidance to improve the comparability, consistency and transparency of financial reporting and to increase the prominence of items reported in other comprehensive income. The amendments require that all non-owner changes in stockholders' equity be presented either in a single continuous statement of comprehensive income or in two separate but consecutive statements. The amendments do not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. The amendments are effective for interim and annual periods beginning after December 15, 2011 with retrospective application. The Company adopted the accounting standard on January 1, 2012, as required, with no material impact on its results of operations or financial position.

In April 2011, the FASB issued ASU No. 2011-03, Reconsideration of Effective Control for Repurchase Agreements. This ASU amends guidance clarifying when the Bank can recognize a sale upon the transfer of financial assets subject to a repurchase agreement. That determination is based, in part, on whether the Bank has maintained effective control over the transferred financial assets. Under the amended guidance, the FASB concluded that the assessment of effective control should focus on a transferor's contractual rights and obligations with respect to transferred financial assets, not on whether the transferor has the practical ability to perform in accordance with those rights or obligations. The amended guidance was effective for transactions that occur in interim and annual periods beginning on or after December 15, 2011. The Bank accounts for all of its existing repurchase agreements as secured borrowings and therefore, the adoption of this amended guidance on January 1, 2012 did not have a material impact on the Company's Consolidated Financial Statements.

In December 2011, the FASB issued ASU No. 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities. This ASU will require companies to disclose gross and net information about both instruments and transactions eligible for offset in the statement of financial position and instruments and transactions subject to an agreement similar to a master netting arrangement. The scope will include derivatives, sale and repurchase agreements and reverse sale and repurchase agreements, and securities borrowing and securities lending arrangements. The amendments are effective for interim and annual periods beginning on or after January 1, 2013. The amendment is not expected to impact the Company's financial condition, results of operations or cash flows.

Description of Business and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Description of Business and Summary of Significant Accounting Policies [Abstract]
Accumulated other comprehensive loss
Accumulated other comprehensive loss consisted of the following at December 31, 2012 and 2011:

	2012	2011
	(Amounts in thousands)
Securities
Non-credit unrealized losses on available for sale securities with OTTI	$(499)	$(524)
Unrealized losses on available for sale securities without OTTI	(499)	(252)
Minimum pension liability	(244)	(268)
Tax impact	497	418
	$(745)	$(626)

Computation of earnings per common share
Earnings Per Common Share:  Basic earnings per common share is computed by dividing net income available to common shareholders by the weighted average number of common shares outstanding during the period.  Diluted earnings per common share considers common stock equivalents (when dilutive) outstanding during the period such as options and warrants outstanding.  To the extent that stock equivalents are anti-dilutive, they have been excluded from the earnings per share calculation. Both basic and diluted earnings per share computations give retroactive effect to a stock dividend declared and paid in 2012 and 2011 (Note 13).  Earnings per common share have been computed based on the following for 2012 and 2011:

	2012	2011
	(Amounts in thousands, except share data)
Basic earnings per common share
Net income available to common shareholders	$6,301	$6,272
Average common shares outstanding	5,379,558	5,374,561
Basic earnings per common share	$1.17	$1.17

Diluted earnings per common share
Net income available to common shareholders	$6,301	$6,272
Average common shares outstanding	5,379,558	5,374,561
Dilutive potential common shares	3,038	91,897
Total diluted average common shares outstanding	5,382,596	5,466,458
Diluted earnings per common share	$1.17	$1.15

Investment Securities (Tables)	12 Months Ended
Dec. 31, 2012
Investment Securities [Abstract]
Summary of Investments in Available-for-sale and Held-to-maturity Securities
The following is a summary of the Company's investment in available for sale and held to maturity securities as of December 31, 2012 and 2011:

As of December 31, 2012	Amortized cost	Gross unrealized gains	Gross unrealized losses	Other than temporary impairments in OCI	Fair value
Available for sale:	(Amounts in thousands)

U.S. Government sponsored entities	$7	$—	$—	$—	$7
Corporate debt obligations	1,500	24	—	—	1,524
Residential mortgage-backed securities	12,359	540	—	—	12,899
Collateralized mortgage obligations	916	58	—	—	974
Collateralized debt obligations	5,556	—	1,121	499	3,936
Total available for sale	$20,338	$622	$1,121	$499	$19,340

Held to maturity:
States and political subdivisions	$2,066	$173	$—	$—	$2,239

As of December 31, 2011	Amortized cost	Gross unrealized gains	Gross unrealized losses	Other than temporary impairments in OCI	Fair value
Available for sale:	(Amounts in thousands)

U.S. Government sponsored entities	$1,006	$5	$—	$—	$1,011
Corporate debt obligations	1,500	43	57	—	1,486
Residential mortgage-backed securities	13,697	764	—	—	14,461
Collateralized mortgage obligations	1,534	73	—	13	1,594
Collateralized debt obligations	5,556	—	1,080	511	3,965
Total available for sale	$23,293	$885	$1,137	$524	$22,517

Held to maturity:
States and political subdivisions	$2,032	$87	$39	$—	$2,080

Investments Classified by Contractual Maturity
The amortized cost and fair value of debt securities classified as available for sale and held to maturity, by contractual maturity, as of December 31, 2012, are as follows:

	Amortized Cost	Fair Value
	(Amounts in thousands)
Available for sale:
Due within one year	$—	$—
Due after one year through five years	—	—
Due after five years through ten years	2,958	3,001
Due after ten years	7,062	5,467
Residential mortgage-backed securities and collateralized mortgage obligations	10,318	10,872
Total available for sale	$20,338	$19,340

Held to maturity:
Due within one year	$—	$—
Due after one year through five years	—	—
Due after five years through ten years	—	—
Due after ten years	2,066	2,239
Total held to maturity	$2,066	$2,239

Gross Unrealized Losses and Fair Value of Investments with Continuous Unrealized Loss Position
The following tables show the gross unrealized losses and fair value of the Company's investments with unrealized losses that are not deemed to be other than temporarily impaired ("OTTI"), aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, at December 31, 2012 and December 31, 2011:

As of December 31, 2012	Less Than 12 Months		12 Months or Greater		Total
Description of Securities	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
	(Amounts in thousands)
Available for sale:
Collateralized debt obligations	—	—	3,629	1,121	3,629	1,121
Total available for sale	$—	$—	$3,629	$1,121	$3,629	$1,121

Held to maturity:
States and political subdivisions	$—	$—	$—	$—	$—	$—

As of December 31, 2011	Less Than 12 Months		12 Months or Greater		Total
Description of Securities	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
	(Amounts in thousands)
Available for sale:
Corporate debt obligations	—	—	443	57	443	57
Collateralized debt obligations	—	—	3,670	1,080	3,670	1,080
Total available for sale	$—	$—	$4,113	$1,137	$4,113	$1,137

Held to maturity:
States and political subdivisions	$758	$39	$—	$—	$758	$39

Changes in Credit Loss Component of Credit-impaired Debt Securities
The following table presents a roll-forward of the credit loss component of the amortized cost of debt securities that we have written down for OTTI and the credit component of the loss that is recognized in earnings. OTTI recognized in earnings for credit-impaired debt securities is presented as additions in two components based upon whether the current period is the first time the debt security was credit-impaired (initial credit impairment) or is not the first time the debt security was credit impaired (subsequent credit impairments). The credit loss component is reduced if we sell, intend to sell or believe we will be required to sell previously credit-impaired debt securities. Additionally, the credit loss component is reduced if we receive cash flows in excess of what we expected to receive over the remaining life of the credit-impaired debt security, the security matures or is fully written down. Changes in the credit loss component of credit-impaired debt securities were as follows for 2012 and 2011.

	2012	2011
	(Amounts in thousands)
Beginning balance	$1,950	$2,657
Initial credit impairment	—	—
Subsequent credit impairments	—	129
Reductions for amounts recognized in earnings due to intent or requirement to sell	—	—
Reductions for securities sold	—	—
Reductions for securities deemed worthless(1)	(731)	(836)
Reductions for increases in cash flows expected to be collected	—	—
Ending balance	$1,219	$1,950

Summary of Investment Gains and Losses
A summary of investment gains and losses recognized in income during the years ended December 31, 2012 and 2011 are as follows:

	2012	2011
	(Amounts in thousands)
Available for sale securities:
Realized gains	$—	$1
Realized (losses)	—	—
Other than temporary impairment	—	(130)
Total available for sale securities	$—	$(129)

Held to maturity securities:
Realized gains	$—	$—
Realized (losses)	—	—
Other than temporary impairment	—	—
Total held to maturity securities	$—	$—

Loans (Tables)	12 Months Ended
Dec. 31, 2012
Loans [Abstract]
Portfolio of Loans Outstanding
The portfolio of loans outstanding consists of:

	December 31, 2012		December 31, 2011
	Amount	Percentage of Total Loans	Amount	Percentage of Total Loans
	(Amounts in thousands)
Commercial and Industrial	$21,925	3.5%	$24,136	3.9%
Real Estate Construction:
Residential	7,331	1.2	21,287	3.4
Commercial	41,875	6.6	50,361	8.1
Real Estate Mortgage:
Commercial – Owner Occupied	157,616	25.0	147,449	23.6
Commercial – Non-owner Occupied	221,731	35.2	204,216	32.6
Residential – 1 to 4 Family	140,164	22.3	138,768	22.2
Residential – Multifamily	21,181	3.4	20,126	3.2
Consumer	17,889	2.8	18,774	3.0
Total Loans	$629,712	100.0%	$625,117	100.0%

Analysis of Loans to Related Parties
An analysis of the activity of such related party loans for 2012 and 2011 is as follows:

	2012	2011
	(Amounts in thousands)

Balance, beginning of year	$22,049	$24,023
Advances	1,970	248
Less: repayments	(388)	(2,222)
Less: adjustments	(7,027)	—
Balance, end of year	$16,606	$22,049

Age Analysis of Past Due Loans by Class
An age analysis of past due loans by class follows:

December 31, 2012	30-59 Days Past Due	60-89 Days Past Due	Greater than 90 Days and Not Accruing	Total Past Due	Current	Total Loans	Loans > 90 Days and Accruing
	(Amounts in thousands)

Commercial and Industrial	$—	$—	$248	$248	$21,677	$21,925	$—
Real Estate Construction:
Residential	—	—	799	799	6,532	7,331	—
Commercial	—	—	12,958	12,958	28,917	41,875	—
Real Estate Mortgage:
Commercial – Owner Occupied	—	—	1,218	1,218	156,398	157,616	—
Commercial – Non-owner Occupied	6,439	—	19,228	25,667	196,064	221,731	—
Residential – 1 to 4 Family	1,703	169	10,072	11,944	128,220	140,164	—
Residential – Multifamily	—	—	2,838	2,838	18,343	21,181	—
Consumer	71	49	188	308	17,581	17,889	—
Total Loans	$8,213	$218	$47,549	$55,980	$573,732	$629,712	$—

December 31, 2011	30-59 Days Past Due	60-89 Days Past Due	Greater than 90 Days and Not Accruing	Total Past Due	Current	Total Loans	Loans > 90 Days and Accruing
	(Amounts in thousands)

Commercial and Industrial	$603	$—	$—	$603	$23,533	$24,136	$—
Real Estate Construction:
Residential	350	—	5,265	5,615	15,672	21,287	—
Commercial	—	—	7,703	7,703	42,658	50,361	—
Real Estate Mortgage:
Commercial – Owner Occupied	1,358	—	4,797	6,155	141,294	147,449	—
Commercial – Non-owner Occupied	1,574	—	18,132	19,706	184,510	204,216	—
Residential – 1 to 4 Family	2,587	—	7,691	10,278	128,490	138,768	—
Residential – Multifamily	—	—	597	597	19,529	20,126	—
Consumer	—	—	274	274	18,500	18,774	—
Total Loans	$6,472	$—	$44,459	$50,931	$574,186	$625,117	$—

Impaired Loans
Impaired loans are set forth in the following tables.

December 31, 2012	Recorded Investment	Unpaid Principal Balance	Related Allowance
	(Amounts in thousands)
With no related allowance recorded:
Commercial and Industrial	$248	$315	$—
Real Estate Construction:
Residential	800	2,126	—
Commercial	12,891	12,891	—
Real Estate Mortgage:
Commercial – Owner Occupied	876	1,031	—
Commercial – Non-owner Occupied	19,228	22,027	—
Residential – 1 to 4 Family	8,945	9,372	—
Residential – Multifamily	2,838	2,838	—
Consumer	188	188	—
	46,014	50,788	—

With an allowance recorded:
Commercial and Industrial	500	500	10
Real Estate Construction:
Residential	187	661	24
Commercial	1,988	2,045	96
Real Estate Mortgage:
Commercial – Owner Occupied	5,718	5,748	216
Commercial – Non-owner Occupied	29,187	29,187	1,053
Residential – 1 to 4 Family	3,605	4,290	301
Residential – Multifamily	377	377	6
Consumer	—	—	—
	41,562	42,808	1,706

Total:
Commercial and Industrial	748	815	10
Real Estate Construction:
Residential	987	2,787	24
Commercial	14,879	14,936	96
Real Estate Mortgage:
Commercial – Owner Occupied	6,594	6,779	216
Commercial – Non-owner Occupied	48,415	51,214	1,053
Residential – 1 to 4 Family	12,550	13,662	301
Residential – Multifamily	3,215	3,215	6
Consumer	188	188	—
	$87,576	$93,596	$1,706

December 31, 2011	Recorded Investment	Unpaid Principal Balance	Related Allowance
	(Amounts in thousands)
With no related allowance recorded:
Commercial and Industrial	$603	$603	$—
Real Estate Construction:
Residential	4,440	5,246	—
Commercial	12,898	13,118	—
Real Estate Mortgage:
Commercial – Owner Occupied	6,946	6,946	—
Commercial – Non-owner Occupied	30,424	30,852	—
Residential – 1 to 4 Family	8,477	10,737	—
Residential – Multifamily	597	667	—
Consumer	229	229	—
	64,614	68,398	—

With an allowance recorded:
Commercial and Industrial	—	—	—
Real Estate Construction:
Residential	4,170	5,151	1,297
Commercial	3,329	3,329	380
Real Estate Mortgage:
Commercial – Owner Occupied	590	590	23
Commercial – Non-owner Occupied	17,820	17,940	2,526
Residential – 1 to 4 Family	3,388	3,589	600
Residential – Multifamily	3,268	3,268	33
Consumer	—	—	—
	32,565	33,867	4,859

Total:
Commercial and Industrial	603	603	—
Real Estate Construction:
Residential	8,610	10,397	1,297
Commercial	16,227	16,447	380
Real Estate Mortgage:
Commercial – Owner Occupied	7,536	7,536	23
Commercial – Non-owner Occupied	48,244	48,792	2,526
Residential – 1 to 4 Family	11,865	14,326	600
Residential – Multifamily	3,865	3,935	33
Consumer	229	229	—
	$97,179	$102,265	$4,859

The following table presents by loan portfolio class, the average recorded investment and interest income recognized on impaired loans for the years ended December 31, 2012 and 2011:

	Year Ended December 31,
	2012		2011
	Average Recorded Investment	Interest Income Recognized	Average Recorded Investment	Interest Income Recognized
	(Amounts in thousands)
Commercial and Industrial	$776	$18	$599	$25
Real Estate Construction:
Residential	1,898	57	11,978	377
Commercial	14,933	202	16,164	475
Real Estate Mortgage:
Commercial – Owner Occupied	6,854	251	7,590	215
Commercial – Non-owner Occupied	51,883	2,007	50,907	2,649
Residential – 1 to 4 Family	13,174	389	14,921	334
Residential – Multifamily	3,526	216	4,688	288
Consumer	189	2	231	12
Total	$93,233	$3,142	$107,078	$4,375

New TDRs and TDR Default Information
The following two tables detail loans modified during the years ended December 31, 2012 and 2011, including the number of modifications, the recorded investment both pre and post modification and the nature of the modifications made.

	2012			2011
	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment
	(Amounts in thousands)
Commercial and Industrial	2	$750	$750	1	$594	$594
Construction:
Residential	1	415	415	2	2,150	959
Commercial	11	9,938	9,938	—	—	—
Real Estate Mortgage:
Commercial – Owner Occupied	1	3,220	3,220	2	682	315
Commercial – Non-owner Occupied	3	4,067	4,067	3	5,543	5,543
Residential – 1-4 Family	3	4,168	4,168	4	6,250	6,250
Residential – Multifamily	1	380	380	2	506	506
Consumer	—	—	—	—	—	—
Total	22	$22,938	$22,938	14	$15,725	$14,167
The following table shows loans that were modified and deemed TDRs that subsequently defaulted during 2012 and 2011.

	2012		2011
	Number of Contracts	Recorded Investment	Number of Contracts	Recorded Investment
	(Amounts in thousands)

Commercial and Industrial	1	$603	—	$—
Real Estate Construction:
Residential	1	1,004	1	316
Commercial	10	8,508	—	—
Real Estate Mortgage:
Commercial – Owner Occupied	—	—	5	4,131
Commercial – Non-owner Occupied	3	4,779	2	5,451
Residential – 1-4 Family	5	4,020	1	929
Residential – Multifamily	1	3,267	—	—
Consumer	—	—	1	137
Total	21	$22,181	10	$10,964

TDR modification by types
	2012				2011
	Extension	Period of Interest Only	Interest Rate Reduction	Total	Extension	Period of Interest Only	Interest Rate Reduction	Total
	(Amounts in thousands)
Commercial and Industrial	$500	$—	$250	$750	$—	$—	$594	$594
Construction:
Residential	—	—	415	415	—	—	2,150	2,150
Commercial	8,008	—	1,930	9,938	—	—	—	—
Real Estate Mortgage:
Commercial – Owner Occupied	3,220	—	—	3,220	—	—	682	682
Commercial – Non-owner Occupied	1,156	—	2,911	4,067	—	1,505	4,038	5,543
Residential – 1-4 Family	924	—	3,244	4,168	—	—	6,250	6,250
Residential – Multifamily	—	380	—	380	—	—	506	506
Consumer	—	—	—	—	—	—	—	—
Total	$13,808	$380	$8,750	$22,938	$—	$1,505	$14,220	$15,725

Analysis of Credit Risk Profile by Internally Assigned Grades
An analysis of the credit risk profile by internally assigned grades as of December 31, 2012 and 2011 is as follows:

At December 31, 2012	Pass	OAEM	Substandard	Doubtful	Total
	(Amounts in thousands)
Commercial and Industrial	$18,926	$2,183	$816	$—	$21,925
Real Estate Construction:
Residential	6,345	—	986	—	7,331
Commercial	20,097	—	21,778	—	41,875
Real Estate Mortgage:
Commercial – Owner Occupied	150,990	1,121	5,505	—	157,616
Commercial – Non-owner Occupied	173,606	11,399	36,726	—	221,731
Residential – 1 to 4 Family	126,167	2,263	11,734	—	140,164
Residential – Multifamily	16,863	1,103	3,215	—	21,181
Consumer	17,701	—	188	—	17,889
Total	$530,695	$18,069	$80,948	$—	$629,712

At December 31, 2011	Pass	OAEM	Substandard	Doubtful	Total
	(Amounts in thousands)
Commercial and Industrial	$16,033	$7,500	$603	$—	$24,136
Real Estate Construction:
Residential	12,327	350	8,610	—	21,287
Commercial	23,898	—	26,463	—	50,361
Real Estate Mortgage:
Commercial – Owner Occupied	137,200	3,840	6,409	—	147,449
Commercial – Non-owner Occupied	156,277	10,430	37,509	—	204,216
Residential – 1 to 4 Family	120,658	4,360	13,750	—	138,768
Residential – Multifamily	16,261	3,268	597	—	20,126
Consumer	18,500	—	274	—	18,774
Total	$501,154	$29,748	$94,215	$—	$625,117

Allowance for Loan Losses (Tables)	12 Months Ended
Dec. 31, 2012
Allowance for Loan Losses [Abstract]
Analysis of Allowance for Loan Losses
An analysis of the allowance for loan losses as of and for the years ended December 31, 2012 and 2011 is as follows:

Allowance for Loan Losses:	For the year ended December 31, 2012
	Beginning Balance	Charge-offs	Recoveries	Provisions	Ending Balance
	(Amounts in thousands)
Commercial and Industrial	$451	$(66)	$—	$85	$470
Real Estate Construction:
Residential	2,613	(1,326)	490	(932)	845
Commercial	1,971	(310)	—	(546)	1,115
Real Estate Mortgage:
Commercial – Owner Occupied	2,714	(1,058)	—	2,439	4,095
Commercial – Non-owner Occupied	6,742	(3,848)	—	4,485	7,379
Residential – 1 to 4 Family	4,190	(1,531)	—	1,725	4,384
Residential – Multifamily	278	—	—	34	312
Consumer	148	(38)	—	226	336
Unallocated	216	—	—	(216)	—
Total	$19,323	$(8,177)	$490	$7,300	$18,936

Allowance for Loan Losses:	For the year ended December 31, 2011
	Beginning Balance	Charge-offs	Recoveries	Provisions	Ending Balance
	(Amounts in thousands)
Commercial and Industrial	$448	$(22)	$—	$25	$451
Real Estate Construction:
Residential	2,980	(2,390)	24	1,999	2,613
Commercial	1,576	(494)	—	889	1,971
Real Estate Mortgage:
Commercial – Owner Occupied	2,508	—	—	206	2,714
Commercial – Non-owner Occupied	3,792	(426)	—	3,376	6,742
Residential – 1 to 4 Family	2,848	(2,643)	34	3,951	4,190
Residential – Multifamily	372	—	—	(94)	278
Consumer	130	—	1	17	148
Unallocated	135	—	—	81	216
Total	$14,789	$(5,975)	$59	$10,450	$19,323

Allowance for Loan Losses, at December 31, 2012	Individually evaluated for impairment	Collectively evaluated for impairment	Total
	(Amounts in thousands)
Commercial and Industrial	$10	$460	$470
Real Estate Construction:
Residential	24	821	845
Commercial	96	1,019	1,115
Real Estate Mortgage:
Commercial – Owner Occupied	216	3,879	4,095
Commercial – Non-owner Occupied	1,053	6,326	7,379
Residential – 1 to 4 Family	301	4,083	4,384
Residential – Multifamily	6	306	312
Consumer	—	336	336
Unallocated	—	—	—
Total	$1,706	$17,230	$18,936

Allowance for Loan Losses, at December 31, 2011	Individually evaluated for impairment	Collectively evaluated for impairment	Total
	(Amounts in thousands)
Commercial and Industrial	$—	$451	$451
Real Estate Construction:
Residential	1,297	1,316	2,613
Commercial	380	1,591	1,971
Real Estate Mortgage:
Commercial – Owner Occupied	23	2,691	2,714
Commercial – Non-owner Occupied	2,526	4,216	6,742
Residential – 1 to 4 Family	600	3,590	4,190
Residential – Multifamily	33	245	278
Consumer	—	148	148
Unallocated	—	216	216
Total	$4,859	$14,464	$19,323

Loans, at December 31, 2012:	Individually evaluated for impairment	Collectively evaluated for impairment	Total
	(Amounts in thousands)
Commercial and Industrial	$748	$21,177	$21,925
Real Estate Construction:
Residential	987	6,344	7,331
Commercial	14,879	26,996	41,875
Real Estate Mortgage:
Commercial – Owner Occupied	6,594	151,022	157,616
Commercial – Non-owner Occupied	48,415	173,316	221,731
Residential – 1 to 4 Family	12,550	127,614	140,164
Residential – Multifamily	3,215	17,966	21,181
Consumer	188	17,701	17,889
Total	$87,576	$542,136	$629,712

Loans, at December 31, 2011:	Individually evaluated for impairment	Collectively evaluated for impairment	Total
	(Amounts in thousands)
Commercial and Industrial	$603	$23,533	$24,136
Real Estate Construction:
Residential	8,610	12,677	21,287
Commercial	16,227	34,134	50,361
Real Estate Mortgage:
Commercial – Owner Occupied	7,536	139,913	147,449
Commercial – Non-owner Occupied	48,244	155,972	204,216
Residential – 1 to 4 Family	11,865	126,903	138,768
Residential – Multifamily	3,865	16,261	20,126
Consumer	229	18,545	18,774
Total	$97,179	$527,938	$625,117

Bank Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Bank Premises and Equipment [Abstract]
Summary of premises and equipment
A summary of the cost and accumulated depreciation and amortization of Company premises and equipment as of December 31, 2012 and 2011 is as follows:

	Estimated Useful lives	2012	2011
		(Amounts in thousands)

Land		$820	$820
Building and improvements	40 yrs-Life of lease	3,992	4,059
Furniture and equipment	5 - 10 years	1,800	1,508
Total premises and equipment		6,612	6,387
Less: accumulated depreciation and amortization		(2,623)	(2,265)
Premises and equipment, net		$3,989	$4,122

Schedule of future minimum rental payments for operating leases
The Company has non-cancelable operating lease agreements related to its Northfield and Philadelphia branch offices. The term of the Northfield lease is for 5 years and runs through May 2017 with one 5-year renewal option. The term of the Philadelphia lease is for 10 years and runs through June 2016 with two 5-year renewal options. The Company is responsible for its pro-rata share of real estate taxes, and all insurance, utilities, maintenance and repair costs for the benefit of the branch offices.  At December 31, 2012, the required future minimum rental payments under these leases and other equipment operating leases are as follows:

Years Ending December 31,	(Amounts in thousands)

2013	140
2014	140
2015	140
2016	107
2017	31
Total minimum lease payments	$558

OREO (Tables)	12 Months Ended
Dec. 31, 2012
OREO [Abstract]
Analysis of OREO activity
An analysis of OREO activity for the years ended December 31, 2012 and 2011 is as follows:

	For the Year Ended December 31,
	2012	2011
	(Amounts in thousands)
Balance at beginning of period	$19,410	$16,701
Real estate acquired in settlement of loans	11,095	1,879
Sales of real estate	(3,533)	(3,414)
Loss on sale of real estate	(388)	(44)
Write-down of real estate carrying values	(611)	(514)
Contribution of OREO property	(139)	—
Capitalized improvements to real estate	223	4,802
Balance at end of period	$26,057	$19,410

Deposits (Tables)	12 Months Ended
Dec. 31, 2012
Deposits [Abstract]
Summary of Deposits
Deposits at December 31, 2012 and 2011 consisted of the following:

	2012	2011
	(Amounts in thousands)

Demand deposits, noninterest-bearing	$30,342	$31,146
Demand deposits, interest-bearing	21,249	19,307
Money market deposits	84,946	92,576
Savings deposits	230,621	213,411
Time deposits of $100,000 or more	109,941	108,598
Other time deposits	138,356	146,867
Brokered time deposits	21,752	22,950
Total deposits	$637,207	$634,855

Scheduled maturities of certificates of deposit
Scheduled maturities of certificates of deposit at December 31, 2012 are as follows:

Years Ending December 31,	(Amounts in thousands)

2013	$195,898
2014	43,484
2015	10,350
2016	8,151
2017	12,166
Thereafter	—
Total	$270,049

Borrowings (Tables)	12 Months Ended
Dec. 31, 2012
Borrowings [Abstract]
Schedule of analysis of borrowings
An analysis of borrowings as of December 31, 2012 and 2011 is as follows:

		2012		2011
	Maturity Date or Range	Amount	Weighted Average Rate	Amount	Weighted Average Rate
		(Amounts in thousands, except rates)
Borrowed funds:
Federal Home Loan Bank repurchase agreements	May 2013	$5,000	2.65%	$5,000	2.65%

Other repurchase agreements	July 2013	$5,000	4.91%	$5,000	4.91%

Federal Home Loan Bank advances	Less than one year	$—	—	$30,000	0.32%
	One to three years	20,448	1.29%	19,900	1.18%
	Three to five years	—	—	707	5.19%
	Five to ten years	—	—	—	—
	Total	$20,448		$50,607

Subordinated debentures, capital trusts	November 2035	$5,155	1.97%	$5,155	1.94%
	November 2035	5,155	1.97%	5,155	1.94%
	September 2037	3,093	1.81%	3,093	1.80%
	Total	$13,403		$13,403

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Taxes [Abstract]
Schedule of components of income tax expense
Income tax expense for 2012 and 2011 consisted of the following:

	2012	2011
	(Amounts in thousands)

Current tax expense:
Federal	$4,405	$5,808
State	1,180	1,517
	5,585	7,325
Deferred tax benefit	(1,343)	(1,801)
Income tax expense	$4,242	$5,524

Schedule of deferred tax assets and liabilities
The components of the net deferred tax asset at December 31, 2012 and 2011 are as follows:

	2012	2011
	(Amounts in thousands)

Deferred tax assets
Allowance for loan losses	$7,735	$7,894
Minimum pension liability	2,262	2,175
Stock compensation	30	30
Depreciation	221	211
Capitalized OREO expense	1,551	518
OTTI write down on securities	1,217	1,353
	13,016	12,181
Deferred tax liabilities:
Discount accretion	16	(27)
Deferred loan costs	(735)	(674)
Investment securities available for sale	(399)	(310)
BOLI	—	(576)
	(1,118)	(1,587)
Net deferred tax asset	$11,898	$10,594

Schedule of effective income tax rate
A reconciliation of the Company's effective income tax rate with the statutory federal rate for 2012 and 2011 is as follows:

	2012	2011
	(Amounts in thousands)

At Federal statutory rate	$4,309	$4,805
Adjustments resulting from:
State income taxes, net of Federal tax benefit	657	714
BOLI – Reversal of DTA	(647)	—
Other	(77)	5
	$4,242	$5,524

Retirement Plans (Tables)	12 Months Ended
Dec. 31, 2012
Retirement Plans [Abstract]
Schedule of benefit obligation
The benefit obligation at December 31, 2012 and December 31, 2011 was calculated as follows:

	2012	2011
	(Amounts in thousands)
Benefit obligation, January 1	$3,002	$2,649
Service cost	(6)	232
Interest cost	165	120
(Gain) loss	(24)	1
Benefit obligation, December 31	$3,137	$3,002

Schedule of net periodic pension cost
The net periodic pension cost for 2012 and 2011 was calculated as follows:

	2012	2011
	(Amounts in thousands)
Service cost	$(6)	$232
Interest cost	165	120
(Gain) loss	(24)	1
Prior service cost recognized	—	—
	$135	$353

Regulatory Matters (Tables)	12 Months Ended
Dec. 31, 2012
Regulatory Matters [Abstract]
Quantitative measures established by regulation to ensure capital adequacy minimum amounts and ratios
To be categorized as well capitalized, the Bank must maintain minimum total risk based, Tier 1 risk based, and Tier 1 leverage ratios as set forth in the following tables.

	Actual		For Capital Adequacy Purposes		To be Well- Capitalized Under Prompt Corrective Action Provisions
Parke Bancorp, Inc.	Amount	Ratio	Amount	Ratio	Amount		Ratio
As of December 31, 2012	(Amounts in thousands except ratios)

Total Risk Based Capital	$105,640	16.25%	$51,998	8%	$	N/A	N/A
(to Risk Weighted Assets)

Tier 1 Capital	$97,382	14.98%	$25,999	4%	$	N/A	N/A
(to Risk Weighted Assets)

Tier 1 Capital	$97,382	12.60%	$30,917	4%	$	N/A	N/A
(to Average Assets)

As of December 31, 2011

Total Risk Based Capital	$98,992	15.5%	$51,209	8%		N/A	N/A
(to Risk Weighted Assets)

Tier 1 Capital	$90,851	14.2%	$25,604	4%		N/A	N/A
(to Risk Weighted Assets)

Tier 1 Capital	$90,851	12.1%	$30,122	4%		N/A	N/A
(to Average Assets)

Parke Bank
As of December 31, 2012

Total Risk Based Capital	$105,714	16.26%	$51,998	8%		$64,998	10%
(to Risk Weighted Assets)

Tier 1 Capital	$97,456	14.99%	$25,999	4%		$38,999	6%
(to Risk Weighted Assets)

Tier 1 Capital	$97,456	12.61%	$30,917	4%		$38,646	5%
(to Average Assets)

As of December 31, 2011

Total Risk Based Capital	$98,817	15.4%	$51,208	8%		$64,010	10%
(to Risk Weighted Assets)

Tier 1 Capital	$90,676	14.2%	$25,604	4%		$38,406	6%
(to Risk Weighted Assets)

Tier 1 Capital	$90,676	12.0%	$30,122	4%		$37,652	5%
(to Average Assets)

Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2012
Shareholders' Equity [Abstract]
Schedule of stock options activity
The following table summarizes stock option activity for the year ended December 31, 2012.

Options	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value

Outstanding at January 1, 2012	415,708	$9.01
Granted	—	$—
Exercised	9,332	$3.75
Expired/terminated	49,534	$8.25
Outstanding at December 31, 2012	356,842	$9.36	2.4	$—

Exercisable at December 31, 2012	356,842	$9.36	2.4	$—

Schedule of stock options outstanding and exercisable
Stock options outstanding and exercisable at December 31, 2012 are as follows:

Range of Exercise Prices	Number Outstanding	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price

$5.25	55,287	0.4	$5.25
$7.42	11,010	1.3	$7.42
$8.91	44,424	2.2	$8.91
$10.39	229,285	3.0	$10.39
$11.28	16,836	3.8	$11.28
	356,842	2.4	$9.36

Fair Value (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value [Abstract]
Assets and Liabilities Measured at Fair Value on a Recurring Basis
The table below presents the balances of assets and liabilities measured at fair value on a recurring basis at December 31, 2012 and 2011.

Financial Assets	Level 1	Level 2	Level 3	Total
	(Amounts in thousands)
Securities Available for Sale

As of December 31, 2012
U.S. Government sponsored entities	$—	$7	$—	$7
Corporate debt obligations	—	1,524	—	1,524
Residential mortgage-backed securities	—	12,899	—	12,899
Collateralized mortgage-backed securities		968	6	974
Collateralized debt obligations	—	—	3,936	3,936
Total	$—	$15,398	$3,942	$19,340

As of December 31, 2011
U.S. Government sponsored entities	$—	$1,011	$—	$1,011
Corporate debt obligations	—	1,486	—	1,486
Residential mortgage-backed securities	—	14,461	—	14,461
Collateralized mortgage-backed securities		1,437	157	1,594
Collateralized debt obligations	—	—	3,965	3,965
Total	$—	$18,395	$4,122	$22,517

Changes in Level 3 Assets Measured at Fair Value on a Recurring Basis
The changes in Level 3 assets measured at fair value on a recurring basis are summarized as follows for the years ended December 31:

	Securities Available for Sale
	2012	2011
	(Amounts in thousands)
Beginning balance at January 1,	$4,122	$4,560
Total net losses included in:
Net loss – CMO's	(128)	(129)
Other comprehensive loss – CDO's	(52)	(107)
Settlements	—	(202)
Net transfers into Level 3	—	—
Ending balance December 31,	$3,942	$4,122

Fair Value on a Non-recurring Basis
Certain assets and liabilities are not measured at fair value on an ongoing basis but are subject to fair value adjustments in certain circumstances (for example, when there is evidence of impairment).

Financial Assets	Level 1	Level 2	Level 3	Total
	(Amounts in thousands)
As of December 31, 2012
Collateral dependent impaired loans	$—	$—	$56,620	$56,620
OREO	—	—	26,057	26,057

As of December 31, 2011
Collateral dependent impaired loans	$—	$—	$72,958	$72,958
OREO	—	—	19,410	19,410

Summary of Carrying Value and Fair Value of Financial Instruments
The following table summarizes the carrying amounts and fair values for financial instruments at December 31, 2012 and December 31, 2011:
	Level in Fair Value Hierarchy	December 31, 2012		December 31, 2011
		Carrying Value	Fair Value	Carrying Value	Fair Value
		(Amounts in thousands)
Financial Assets:
Cash and cash equivalents	Level 1	$76,866	$76,866	$110,228	$110,228
Investment securities AFS	(1)	19,340	19,340	22,517	22,517
Investment securities HTM	Level 2	2,066	2,239	2,032	2,080
Restricted stock	Level 2	2,223	2,223	3,565	3,565
Loans held for sale	Level 2	495	495	225	225
Loans, net	(2)	610,776	632,723	605,794	622,801
Accrued interest receivable	Level 2	2,727	2,727	3,039	3,039

Financial Liabilities:
Demand and savings deposits	Level 2	$367,158	$367,158	$356,440	$356,440
Time deposits	Level 2	270,049	271,786	278,415	280,147
Borrowings	Level 2	43,851	42,849	74,010	79,997
Accrued interest payable	Level 2	537	537	618	618

Parent Company Only Financial Statements (Tables)	12 Months Ended
Dec. 31, 2012
Parent Company Only Financial Statements [Abstract]
Schedule of condensed financial information of the parent company
Condensed financial information of the parent company only is presented in the following two tables:

Balance Sheets	December 31,
	2012	2011
	(Amounts in thousands)
Assets:
Cash	$53	$257
Investments in subsidiaries	97,114	90,277
Other assets	5	229
Total assets	$97,172	$90,763

Liabilities and Equity:
Subordinated debentures	$13,403	$13,403
Other liabilities	132	136
Equity	83,637	77,224
Total liabilities and equity	$97,172	$90,763

Statements of Income	Years ended December 31,
	2012	2011
	(Amounts in thousands)
Income:
Dividends from bank subsidiary	$996	$1,600
Other income	87	—
Expense:
Interest on subordinated debentures	282	256
Other expenses	269	295
	551	551
Income before income taxes	532	1,049
Provision for income taxes	—	—
Equity in undistributed income of subsidiaries	6,781	6,223
Net income	7,313	7,272
Preferred stock dividend and discount accretion	1,012	1,000
Net income available to common shareholders	$6,301	$6,272

Statements of Cash Flows
	Years ended December 31,
	2012	2011
	(Amounts in thousands)
Cash Flows from Operating Activities
Net income	$7,313	$7,272
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in undistributed earnings of subsidiaries	(6,781)	(6,223)
Changes in operating assets and liabilities:
Increase in other assets	48	(93)
Decrease in accrued interest payable and other accrued liabilities	(4)	(28)
Net cash provided by operating activities	576	928
Cash Flows from Investing Activities
Net cash used in investing activities	—	—
Cash Flows from Financing Activities
Proceeds from exercise of stock options	35
Payment of dividend on preferred stock	(815)	(815)
Net cash used in financing activities	(780)	(815)
Increase/(decrease) in cash and cash equivalents	(204)	113
Cash and Cash Equivalents, January 1,	257	144
Cash and Cash Equivalents, December 31,	$53	$257

Description of Business and Summary of Significant Accounting Policies (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Basis of Financial Statement Presentation [Abstract]
Date of incorporation	Aug 25, 1998
Date of commencement of operations	Jan 28, 1999
Number of additional branch office locations	4
Ownership interest in joint venture (in hundredths)	51.00%
Loans-Nonaccrual [Abstract]
Contractual payment obligations	90 days
Loans Held for Sale [Abstract]
Percentage of guarantees for SBA loan (in hundredths)	75.00%
Income Taxes [Abstract]
Percentage of tax benefit that is being realized for settlement (in hundredths)	50.00%
Recognize interest, Related to income tax	$ 0	$ 0
Recognize penalties, Related to income tax	0	0
Segment Reporting [Abstract]
Number of Reportable Segments	1
Comprehensive Income [Abstract]
Supplemental executive retirement plan expense	198	450
Securities [Abstract]
Non-credit unrealized losses on available for sale securities with OTTI	(499)	(524)
Unrealized losses on available for sale securities without OTTI	(499)	(252)
Minimum pension liability	(244)	(268)
Tax impact	497	418
Accumulated Other Comprehensive Income (Loss), Net of Tax	(745)	(626)
Basic earnings per common share [Abstract]
Net income available to common shareholders	6,301	6,272
Average common shares outstanding (in shares)	5,379,558	5,374,561
Basic earnings per common share (in dollars per share)	$ 1.17	$ 1.17
Diluted earnings per common share [Abstract]
Net income available to common shareholders	$ 6,301	$ 6,272
Average common shares outstanding (in shares)	5,379,558	5,374,561
Dilutive potential common shares (in shares)	3,038	91,897
Total diluted average common shares outstanding (in shares)	5,382,596	5,466,458
Diluted earnings per common share (in dollars per share)	$ 1.17	$ 1.15
Common stock options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Securities not included in the computation of diluted EPS (in shares)	353,804	387,971
Computers and software [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years
Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years
Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	10 years
Building [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	40 years

Investment Securities (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Available for sale [Abstract]
Amortized cost	$ 20,338,000	$ 23,293,000
Gross unrealized gains	622,000	885,000
Gross unrealized losses	1,121,000	1,137,000
Other than temporary impairments in OCI	499,000	524,000
Total available-for-sale	19,340,000	22,517,000
Held to maturity [Abstract]
Held-to-maturity Securities, Fair Value	2,239,000	2,080,000
Available for sale, Amortized Cost [Abstract]
Due within one year	0
Due after one year through five years	0
Due after five years through ten years	2,958,000
Due after ten years	7,062,000
Residential mortgage-backed securities and collateralized mortgage obligations	13,276,000
Total available-for-sale	20,338,000
Available for sale, Fair Value [Abstract]
Due within one year	0
Due after one year through five years	0
Due after five years through ten years	3,001,000
Due after ten years	5,467,000
Residential mortgage-backed securities and collateralized mortgage obligations	13,873,000
Total available-for-sale	19,340,000	22,517,000
Held to maturity, Amortized Cost [Abstract]
Due within one year	0
Due after one year through five years	0
Due after five years through ten years	0
Due after ten years	2,066,000
Total held to maturity	2,066,000
Held to maturity, Fair Value [Abstract]
Due within one year	0
Due after one year through five years	0
Due after five years through ten years	0
Due after ten years	2,239,000
Total held to maturity	2,239,000
Number of security sold during period		1
Investment security sold, carrying value	0	500,000
Gain on sale of investments security		1,000
Carrying value of securities pledged as collateral for borrowed funds	10,300,000	8,900,000
Carrying value of securities pledged to secure public deposits	4,200,000	8,400,000
Available for sale [Abstract]
Less Than 12 Months, Fair Value	0	0
Less Than 12 Months, Unrealized Losses	0	0
12 Months or Greater, Fair value	3,629,000	4,113,000
12 Months or Greater, Unrealized Losses	1,121,000	1,137,000
Total, Fair Value	3,629,000	4,113,000
Total, Unrealized Losses	1,121,000	1,137,000
Collateralized Debt Obligations [Abstract]
Maturity period of trust preferred securities	30 years
Changes in credit loss component of credit-impaired debt securities [Roll Forward]
Beginning balance	1,950,000	2,657,000
Initial credit impairment	0	0
Subsequent credit impairments	0	129,000
Reductions for amounts recognized in earnings due to intent or requirement to sell	0	0
Reductions for securities sold	0	0
Reductions for securities deemed worthless	(731,000)	(836,000)
Reductions for increases in cash flows expected to be collected	0	0
Ending balance	1,219,000	1,950,000
Available for sale securities [Abstract]
Realized gains	0	1,000
Realized (losses)	0	0
Other than temporary impairment	0	(130,000)
Total available-for-sale securities	0	(129,000)
Held to maturity securities [Abstract]
Realized gains	0	0
Realized (losses)	0	0
Other than temporary impairment	0	0
Total held-to-maturity securities	0	0
U.S. Government sponsored entities [Member]
Available for sale [Abstract]
Amortized cost	7,000	1,006,000
Gross unrealized gains	0	5,000
Gross unrealized losses	0	0
Other than temporary impairments in OCI	0	0
Total available-for-sale	7,000	1,011,000
Available for sale, Fair Value [Abstract]
Total available-for-sale	7,000	1,011,000
Corporate debt obligations [Member]
Available for sale [Abstract]
Amortized cost	1,500,000	1,500,000
Gross unrealized gains	24,000	43,000
Gross unrealized losses	0	57,000
Other than temporary impairments in OCI	0	0
Total available-for-sale	1,524,000	1,486,000
Available for sale, Fair Value [Abstract]
Total available-for-sale	1,524,000	1,486,000
Available for sale [Abstract]
Less Than 12 Months, Fair Value		0
Less Than 12 Months, Unrealized Losses		0
12 Months or Greater, Fair value		443,000
12 Months or Greater, Unrealized Losses		57,000
Total, Fair Value		443,000
Total, Unrealized Losses		57,000
Residential mortgage-backed securities [Member]
Available for sale [Abstract]
Amortized cost	12,359,000	13,697,000
Gross unrealized gains	540,000	764,000
Gross unrealized losses	0	0
Other than temporary impairments in OCI	0	0
Total available-for-sale	12,899,000	14,461,000
Available for sale, Fair Value [Abstract]
Total available-for-sale	12,899,000	14,461,000
Collateralized mortgage obligations [Member]
Available for sale [Abstract]
Amortized cost	916,000	1,534,000
Gross unrealized gains	58,000	73,000
Gross unrealized losses	0	0
Other than temporary impairments in OCI	0	13,000
Total available-for-sale	974,000	1,594,000
Available for sale, Fair Value [Abstract]
Total available-for-sale	974,000	1,594,000
Collateralized debt obligations [Member]
Available for sale [Abstract]
Amortized cost	5,556,000	5,556,000
Gross unrealized gains	0	0
Gross unrealized losses	1,121,000	1,080,000
Other than temporary impairments in OCI	499,000	511,000
Total available-for-sale	3,936,000	3,965,000
Available for sale, Fair Value [Abstract]
Total available-for-sale	3,936,000	3,965,000
Available for sale [Abstract]
Less Than 12 Months, Fair Value	0	0
Less Than 12 Months, Unrealized Losses	0	0
12 Months or Greater, Fair value	3,629,000	3,670,000
12 Months or Greater, Unrealized Losses	1,121,000	1,080,000
Total, Fair Value	3,629,000	3,670,000
Total, Unrealized Losses	1,121,000	1,080,000
Collateralized Debt Obligations [Abstract]
Number of securities issued	3
Unrealized loss on securities	3,600,000
Unrealized loss (in hundredths)	30.00%
Period the securities become callable by issuer, minimum	5 years
States and political subdivisions [Member]
Held to maturity [Abstract]
Amortized cost	2,066,000	2,032,000
Gross unrealized gains	173,000	87,000
Gross unrealized losses	0	39,000
Other than temporary impairments in OCI	0	0
Held-to-maturity Securities, Fair Value	2,239,000	2,080,000
Held to maturity [Abstract]
Less Than 12 Months, Fair Value	0	758,000
Less Than 12 Months, Unrealized Losses	0	39,000
12 Months or Greater, Fair value	0	0
12 Months or Greater, Unrealized Losses	0	0
Total, Fair Value	0	758,000
Total, Unrealized Losses	$ 0	$ 39,000
Trust preferred securities [Member]
Collateralized Debt Obligations [Abstract]
Period the securities become callable by issuer, minimum	5 years

Loans (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Portfolio of loans outstanding [Abstract]
Loans Amount	$ 629,712,000	$ 625,117,000
Percentage of Total Loans (in hundredths)	100.00%	100.00%
Development and construction loans with interest reserves	864,000	14,600,000
Loans pledged	100,900,000	154,200,000
Loan Origination/Risk Management [Abstract]
Outstanding principal balance (in hundredths)	41.00%
Percentage of loan-to-value (in hundredths)	80.00%
Maximum concentration of loan to single industry (in hundredths)	10.00%
Commercial and industrial [Member]
Portfolio of loans outstanding [Abstract]
Loans Amount	21,925,000	24,136,000
Percentage of Total Loans (in hundredths)	3.50%	3.90%
Real estate construction [Member] | Residential [Member]
Portfolio of loans outstanding [Abstract]
Loans Amount	7,331,000	21,287,000
Percentage of Total Loans (in hundredths)	1.20%	3.40%
Real estate construction [Member] | Commercial [Member]
Portfolio of loans outstanding [Abstract]
Loans Amount	41,875,000	50,361,000
Percentage of Total Loans (in hundredths)	6.60%	8.10%
Real estate mortgage [Member] | Commercial - Owner Occupied [Member]
Portfolio of loans outstanding [Abstract]
Loans Amount	157,616,000	147,449,000
Percentage of Total Loans (in hundredths)	25.00%	23.60%
Real estate mortgage [Member] | Commercial - Non-owner Occupied [Member]
Portfolio of loans outstanding [Abstract]
Loans Amount	221,731,000	204,216,000
Percentage of Total Loans (in hundredths)	35.20%	32.60%
Real estate mortgage [Member] | Residential - 1 to 4 family [Member]
Portfolio of loans outstanding [Abstract]
Loans Amount	140,164,000	138,768,000
Percentage of Total Loans (in hundredths)	22.30%	22.20%
Real estate mortgage [Member] | Residential - Multifamily [Member]
Portfolio of loans outstanding [Abstract]
Loans Amount	21,181,000	20,126,000
Percentage of Total Loans (in hundredths)	3.40%	3.20%
Consumer [Member]
Portfolio of loans outstanding [Abstract]
Loans Amount	$ 17,889,000	$ 18,774,000
Percentage of Total Loans (in hundredths)	2.80%	3.20%

Loans, Related Party Loans (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Related party loans [Roll Forward]
Balance, beginning of year	$ 22,049	$ 24,023
Advances	1,970	248
Less: repayments	(388)	(2,222)
Less: adjustments	(7,027)	0
Balance, end of year	$ 16,606	$ 22,049

Loans, Nonaccrual and Past Due Loans (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Age analysis of past due loans by class [Abstract]
30-59 Days Past Due	$ 8,213	$ 6,472
60-89 Days Past Due	218	0
Greater than 90 Days and Not Accruing	47,549	44,459
Total Past Due	55,980	50,931
Current	573,732	574,186
Loans	629,712	625,117
Loans > 90 Days and Accruing	0	0
Commercial and industrial [Member]
Age analysis of past due loans by class [Abstract]
30-59 Days Past Due	0	603
60-89 Days Past Due	0	0
Greater than 90 Days and Not Accruing	248	0
Total Past Due	248	603
Current	21,677	23,533
Loans	21,925	24,136
Loans > 90 Days and Accruing	0	0
Real estate construction [Member] | Residential [Member]
Age analysis of past due loans by class [Abstract]
30-59 Days Past Due	0	350
60-89 Days Past Due	0	0
Greater than 90 Days and Not Accruing	799	5,265
Total Past Due	799	5,615
Current	6,532	15,672
Loans	7,331	21,287
Loans > 90 Days and Accruing	0	0
Real estate construction [Member] | Commercial [Member]
Age analysis of past due loans by class [Abstract]
30-59 Days Past Due	0	0
60-89 Days Past Due	0	0
Greater than 90 Days and Not Accruing	12,958	7,703
Total Past Due	12,958	7,703
Current	28,917	42,658
Loans	41,875	50,361
Loans > 90 Days and Accruing	0	0
Real estate mortgage [Member] | Commercial - Owner Occupied [Member]
Age analysis of past due loans by class [Abstract]
30-59 Days Past Due	0	1,358
60-89 Days Past Due	0	0
Greater than 90 Days and Not Accruing	1,218	4,797
Total Past Due	1,218	6,155
Current	156,398	141,294
Loans	157,616	147,449
Loans > 90 Days and Accruing	0	0
Real estate mortgage [Member] | Commercial - Non-owner Occupied [Member]
Age analysis of past due loans by class [Abstract]
30-59 Days Past Due	6,439	1,574
60-89 Days Past Due	0	0
Greater than 90 Days and Not Accruing	19,228	18,132
Total Past Due	25,667	19,706
Current	196,064	184,510
Loans	221,731	204,216
Loans > 90 Days and Accruing	0	0
Real estate mortgage [Member] | Residential - 1 to 4 family [Member]
Age analysis of past due loans by class [Abstract]
30-59 Days Past Due	1,703	2,587
60-89 Days Past Due	169	0
Greater than 90 Days and Not Accruing	10,072	7,691
Total Past Due	11,944	10,278
Current	128,220	128,490
Loans	140,164	138,768
Loans > 90 Days and Accruing	0	0
Real estate mortgage [Member] | Residential - Multifamily [Member]
Age analysis of past due loans by class [Abstract]
30-59 Days Past Due	0	0
60-89 Days Past Due	0	0
Greater than 90 Days and Not Accruing	2,838	597
Total Past Due	2,838	597
Current	18,343	19,529
Loans	21,181	20,126
Loans > 90 Days and Accruing	0	0
Consumer [Member]
Age analysis of past due loans by class [Abstract]
30-59 Days Past Due	71	0
60-89 Days Past Due	49	0
Greater than 90 Days and Not Accruing	188	274
Total Past Due	308	274
Current	17,581	18,500
Loans	17,889	18,774
Loans > 90 Days and Accruing	$ 0	$ 0

Loans, Impaired Loans and Troubled debt restructurings (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Impaired Loans [Abstract]
Period for performing appraisal of loans	12 months
Period for borrower to pledge additional security, maximum	90 days
Period of payment history, minimum	9 months
Recorded Investment [Abstract]
With no related allowance recorded	$ 46,014,000	$ 64,614,000
With an allowance recorded	41,562,000	32,565,000
Total recorded investment	87,576,000	97,179,000
Unpaid Principal Balance [Abstract]
With no related allowance recorded	50,788,000	68,398,000
With an allowance recorded	42,808,000	33,867,000
Total unpaid principal balance	93,596,000	102,265,000
Related Allowance [Abstract]
With no related allowance recorded	0	0
With an allowance recorded	1,706,000	4,859,000
Total related allowance	1,706,000	4,859,000
Average Recorded Investment	93,233,000	107,078,000
Interest Income Recognized	3,142,000	4,375,000
Troubled debt restructurings [Abstract]
Period of current payment history	6 months
Debt coverage ratio	1.25
Number of projected future quarters under review	4
Performing TDRs	40,000,000	41,100,000
Non-Performing TDRs	27,100,000	25,800,000
New Troubled Debt Restructurings [Abstract]
TDRs - Number of contracts	22	14
Pre-Modification Recorded Investment	22,938,000	15,725,000
Post-Modification Recorded Investment	22,938,000	14,167,000
Number of TDRs with subsequent payment default	21	10
Subsequent Default, Recorded Investment	22,181,000	10,964,000
Analysis of performing and nonperforming TDRs [Abstract]
Total	22,938,000	15,725,000
Extension [Member]
Analysis of performing and nonperforming TDRs [Abstract]
Total	13,808,000	0
Period of Interest Only [Member]
Analysis of performing and nonperforming TDRs [Abstract]
Total	380,000	1,505,000
Reduction in interest rate [Member]
Analysis of performing and nonperforming TDRs [Abstract]
Total	8,750,000	14,220,000
Commercial and industrial [Member]
New Troubled Debt Restructurings [Abstract]
TDRs - Number of contracts	2	1
Pre-Modification Recorded Investment	750,000	594,000
Post-Modification Recorded Investment	750,000	594,000
Number of TDRs with subsequent payment default	1	0
Subsequent Default, Recorded Investment	603,000	0
Analysis of performing and nonperforming TDRs [Abstract]
Total	750,000	594,000
Commercial and industrial [Member] | Extension [Member]
Analysis of performing and nonperforming TDRs [Abstract]
Total	500,000	0
Commercial and industrial [Member] | Period of Interest Only [Member]
Analysis of performing and nonperforming TDRs [Abstract]
Total	0	0
Commercial and industrial [Member] | Reduction in interest rate [Member]
Analysis of performing and nonperforming TDRs [Abstract]
Total	250,000	594,000
Residential Real Estate Construction [Member]
New Troubled Debt Restructurings [Abstract]
TDRs - Number of contracts	1	2
Pre-Modification Recorded Investment	415,000	2,150,000
Post-Modification Recorded Investment	415,000	959,000
Number of TDRs with subsequent payment default	1	1
Subsequent Default, Recorded Investment	1,004,000	316,000
Analysis of performing and nonperforming TDRs [Abstract]
Total	415,000	2,150,000
Residential Real Estate Construction [Member] | Extension [Member]
Analysis of performing and nonperforming TDRs [Abstract]
Total	0	0
Residential Real Estate Construction [Member] | Period of Interest Only [Member]
Analysis of performing and nonperforming TDRs [Abstract]
Total	0	0
Residential Real Estate Construction [Member] | Reduction in interest rate [Member]
Analysis of performing and nonperforming TDRs [Abstract]
Total	415,000	2,150,000
Commercial Real Estate Construction [Member]
New Troubled Debt Restructurings [Abstract]
TDRs - Number of contracts	11	0
Pre-Modification Recorded Investment	9,938,000	0
Post-Modification Recorded Investment	9,938,000	0
Number of TDRs with subsequent payment default	10	0
Subsequent Default, Recorded Investment	8,508,000	0
Analysis of performing and nonperforming TDRs [Abstract]
Total	9,938,000	0
Commercial Real Estate Construction [Member] | Extension [Member]
Analysis of performing and nonperforming TDRs [Abstract]
Total	8,008,000	0
Commercial Real Estate Construction [Member] | Period of Interest Only [Member]
Analysis of performing and nonperforming TDRs [Abstract]
Total	0	0
Commercial Real Estate Construction [Member] | Reduction in interest rate [Member]
Analysis of performing and nonperforming TDRs [Abstract]
Total	1,930,000	0
Commercial Real Estate Mortgage - Owner Occupied [Member]
New Troubled Debt Restructurings [Abstract]
TDRs - Number of contracts	1	2
Pre-Modification Recorded Investment	3,220,000	682,000
Post-Modification Recorded Investment	3,220,000	315,000
Number of TDRs with subsequent payment default	0	5
Subsequent Default, Recorded Investment	0	4,131,000
Analysis of performing and nonperforming TDRs [Abstract]
Total	3,220,000	682,000
Commercial Real Estate Mortgage - Owner Occupied [Member] | Extension [Member]
Analysis of performing and nonperforming TDRs [Abstract]
Total	3,220,000	0
Commercial Real Estate Mortgage - Owner Occupied [Member] | Period of Interest Only [Member]
Analysis of performing and nonperforming TDRs [Abstract]
Total	0	0
Commercial Real Estate Mortgage - Owner Occupied [Member] | Reduction in interest rate [Member]
Analysis of performing and nonperforming TDRs [Abstract]
Total	0	682,000
Commercial Real Estate Mortgage - Non-owner Occupied [Member]
New Troubled Debt Restructurings [Abstract]
TDRs - Number of contracts	3	3
Pre-Modification Recorded Investment	4,067,000	5,543,000
Post-Modification Recorded Investment	4,067,000	5,543,000
Number of TDRs with subsequent payment default	3	2
Subsequent Default, Recorded Investment	4,779,000	5,451,000
Analysis of performing and nonperforming TDRs [Abstract]
Total	4,067,000	5,543,000
Commercial Real Estate Mortgage - Non-owner Occupied [Member] | Extension [Member]
Analysis of performing and nonperforming TDRs [Abstract]
Total	1,156,000	0
Commercial Real Estate Mortgage - Non-owner Occupied [Member] | Period of Interest Only [Member]
Analysis of performing and nonperforming TDRs [Abstract]
Total	0	1,505,000
Commercial Real Estate Mortgage - Non-owner Occupied [Member] | Reduction in interest rate [Member]
Analysis of performing and nonperforming TDRs [Abstract]
Total	2,911,000	4,038,000
Residential Real Estate Mortgage - 1-4 Family [Member]
New Troubled Debt Restructurings [Abstract]
TDRs - Number of contracts	3	4
Pre-Modification Recorded Investment	4,168,000	6,250,000
Post-Modification Recorded Investment	4,168,000	6,250,000
Number of TDRs with subsequent payment default	5	1
Subsequent Default, Recorded Investment	4,020,000	929,000
Analysis of performing and nonperforming TDRs [Abstract]
Total	4,168,000	6,250,000
Residential Real Estate Mortgage - 1-4 Family [Member] | Extension [Member]
Analysis of performing and nonperforming TDRs [Abstract]
Total	924,000	0
Residential Real Estate Mortgage - 1-4 Family [Member] | Period of Interest Only [Member]
Analysis of performing and nonperforming TDRs [Abstract]
Total	0	0
Residential Real Estate Mortgage - 1-4 Family [Member] | Reduction in interest rate [Member]
Analysis of performing and nonperforming TDRs [Abstract]
Total	3,244,000	6,250,000
Residential Real Estate Mortgage -Multifamily [Member]
New Troubled Debt Restructurings [Abstract]
TDRs - Number of contracts	1	2
Pre-Modification Recorded Investment	380,000	506,000
Post-Modification Recorded Investment	380,000	506,000
Number of TDRs with subsequent payment default	1	0
Subsequent Default, Recorded Investment	3,267,000	0
Analysis of performing and nonperforming TDRs [Abstract]
Total	380,000	506,000
Residential Real Estate Mortgage -Multifamily [Member] | Extension [Member]
Analysis of performing and nonperforming TDRs [Abstract]
Total	0	0
Residential Real Estate Mortgage -Multifamily [Member] | Period of Interest Only [Member]
Analysis of performing and nonperforming TDRs [Abstract]
Total	380,000	0
Residential Real Estate Mortgage -Multifamily [Member] | Reduction in interest rate [Member]
Analysis of performing and nonperforming TDRs [Abstract]
Total	0	506,000
Consumer [Member]
New Troubled Debt Restructurings [Abstract]
TDRs - Number of contracts	0	0
Pre-Modification Recorded Investment	0	0
Post-Modification Recorded Investment	0	0
Number of TDRs with subsequent payment default	0	1
Subsequent Default, Recorded Investment	0	137,000
Analysis of performing and nonperforming TDRs [Abstract]
Total	0	0
Consumer [Member] | Extension [Member]
Analysis of performing and nonperforming TDRs [Abstract]
Total	0	0
Consumer [Member] | Period of Interest Only [Member]
Analysis of performing and nonperforming TDRs [Abstract]
Total	0	0
Consumer [Member] | Reduction in interest rate [Member]
Analysis of performing and nonperforming TDRs [Abstract]
Total	0	0
Commercial and industrial [Member]
Recorded Investment [Abstract]
With no related allowance recorded	248,000	603,000
With an allowance recorded	500,000	0
Total recorded investment	748,000	603,000
Unpaid Principal Balance [Abstract]
With no related allowance recorded	315,000	603,000
With an allowance recorded	500,000	0
Total unpaid principal balance	815,000	603,000
Related Allowance [Abstract]
With no related allowance recorded	0	0
With an allowance recorded	10,000	0
Total related allowance	10,000	0
Average Recorded Investment	776,000	599,000
Interest Income Recognized	18,000	25,000
Real estate construction [Member] | Residential [Member]
Recorded Investment [Abstract]
With no related allowance recorded	800,000	4,440,000
With an allowance recorded	187,000	4,170,000
Total recorded investment	987,000	8,610,000
Unpaid Principal Balance [Abstract]
With no related allowance recorded	2,126,000	5,246,000
With an allowance recorded	661,000	5,151,000
Total unpaid principal balance	2,787,000	10,397,000
Related Allowance [Abstract]
With no related allowance recorded	0	0
With an allowance recorded	24,000	1,297,000
Total related allowance	24,000	1,297,000
Average Recorded Investment	1,898,000	11,978,000
Interest Income Recognized	57,000	377,000
Real estate construction [Member] | Commercial [Member]
Recorded Investment [Abstract]
With no related allowance recorded	12,891,000	12,898,000
With an allowance recorded	1,988,000	3,329,000
Total recorded investment	14,879,000	16,227,000
Unpaid Principal Balance [Abstract]
With no related allowance recorded	12,891,000	13,118,000
With an allowance recorded	2,045,000	3,329,000
Total unpaid principal balance	14,936,000	16,447,000
Related Allowance [Abstract]
With no related allowance recorded	0	0
With an allowance recorded	96,000	380,000
Total related allowance	96,000	380,000
Average Recorded Investment	14,933,000	16,164,000
Interest Income Recognized	202,000	475,000
Real estate mortgage [Member] | Commercial - Owner Occupied [Member]
Recorded Investment [Abstract]
With no related allowance recorded	876,000	6,946,000
With an allowance recorded	5,718,000	590,000
Total recorded investment	6,594,000	7,536,000
Unpaid Principal Balance [Abstract]
With no related allowance recorded	1,031,000	6,946,000
With an allowance recorded	5,748,000	590,000
Total unpaid principal balance	6,779,000	7,536,000
Related Allowance [Abstract]
With no related allowance recorded	0	0
With an allowance recorded	216,000	23,000
Total related allowance	216,000	23,000
Average Recorded Investment	6,854,000	7,590,000
Interest Income Recognized	251,000	215,000
Real estate mortgage [Member] | Commercial - Non-owner Occupied [Member]
Recorded Investment [Abstract]
With no related allowance recorded	19,228,000	30,424,000
With an allowance recorded	29,187,000	17,820,000
Total recorded investment	48,415,000	48,244,000
Unpaid Principal Balance [Abstract]
With no related allowance recorded	22,027,000	30,852,000
With an allowance recorded	29,187,000	17,940,000
Total unpaid principal balance	51,214,000	48,792,000
Related Allowance [Abstract]
With no related allowance recorded	0	0
With an allowance recorded	1,053,000	2,526,000
Total related allowance	1,053,000	2,526,000
Average Recorded Investment	51,883,000	50,907,000
Interest Income Recognized	2,007,000	2,649,000
Real estate mortgage [Member] | Residential - 1 to 4 family [Member]
Recorded Investment [Abstract]
With no related allowance recorded	8,945,000	8,477,000
With an allowance recorded	3,605,000	3,388,000
Total recorded investment	12,550,000	11,865,000
Unpaid Principal Balance [Abstract]
With no related allowance recorded	9,372,000	10,737,000
With an allowance recorded	4,290,000	3,589,000
Total unpaid principal balance	13,662,000	14,326,000
Related Allowance [Abstract]
With no related allowance recorded	0	0
With an allowance recorded	301,000	600,000
Total related allowance	301,000	600,000
Average Recorded Investment	13,174,000	14,921,000
Interest Income Recognized	389,000	334,000
Real estate mortgage [Member] | Residential - Multifamily [Member]
Recorded Investment [Abstract]
With no related allowance recorded	2,838,000	597,000
With an allowance recorded	377,000	3,268,000
Total recorded investment	3,215,000	3,865,000
Unpaid Principal Balance [Abstract]
With no related allowance recorded	2,838,000	667,000
With an allowance recorded	377,000	3,268,000
Total unpaid principal balance	3,215,000	3,935,000
Related Allowance [Abstract]
With no related allowance recorded	0	0
With an allowance recorded	6,000	33,000
Total related allowance	6,000	33,000
Average Recorded Investment	3,526,000	4,688,000
Interest Income Recognized	216,000	288,000
Consumer [Member]
Recorded Investment [Abstract]
With no related allowance recorded	188,000	229,000
With an allowance recorded	0	0
Total recorded investment	188,000	229,000
Unpaid Principal Balance [Abstract]
With no related allowance recorded	188,000	229,000
With an allowance recorded	0	0
Total unpaid principal balance	188,000	229,000
Related Allowance [Abstract]
With no related allowance recorded	0	0
With an allowance recorded	0	0
Total related allowance	0	0
Average Recorded Investment	189,000	231,000
Interest Income Recognized	$ 2,000	$ 12,000

Loans, Credit Quality Indicators (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2012 Maximum [Member]	Dec. 31, 2012 Commercial and industrial [Member]	Dec. 31, 2011 Commercial and industrial [Member]	Dec. 31, 2012 Real estate construction [Member] Residential [Member]	Dec. 31, 2011 Real estate construction [Member] Residential [Member]	Dec. 31, 2012 Real estate construction [Member] Commercial [Member]	Dec. 31, 2011 Real estate construction [Member] Commercial [Member]	Dec. 31, 2012 Real estate mortgage [Member] Commercial - Owner Occupied [Member]	Dec. 31, 2011 Real estate mortgage [Member] Commercial - Owner Occupied [Member]	Dec. 31, 2012 Real estate mortgage [Member] Commercial - Non-owner Occupied [Member]	Dec. 31, 2011 Real estate mortgage [Member] Commercial - Non-owner Occupied [Member]	Dec. 31, 2012 Real estate mortgage [Member] Residential - 1 to 4 family [Member]	Dec. 31, 2011 Real estate mortgage [Member] Residential - 1 to 4 family [Member]	Dec. 31, 2012 Real estate mortgage [Member] Residential - Multifamily [Member]	Dec. 31, 2011 Real estate mortgage [Member] Residential - Multifamily [Member]	Dec. 31, 2012 Consumer [Member]	Dec. 31, 2011 Consumer [Member]	Dec. 31, 2012 Pass [Member]	Dec. 31, 2011 Pass [Member]	Dec. 31, 2012 Pass [Member] Commercial and industrial [Member]	Dec. 31, 2011 Pass [Member] Commercial and industrial [Member]	Dec. 31, 2012 Pass [Member] Real estate construction [Member] Residential [Member]	Dec. 31, 2011 Pass [Member] Real estate construction [Member] Residential [Member]	Dec. 31, 2012 Pass [Member] Real estate construction [Member] Commercial [Member]	Dec. 31, 2011 Pass [Member] Real estate construction [Member] Commercial [Member]	Dec. 31, 2012 Pass [Member] Real estate mortgage [Member] Commercial - Owner Occupied [Member]	Dec. 31, 2011 Pass [Member] Real estate mortgage [Member] Commercial - Owner Occupied [Member]	Dec. 31, 2012 Pass [Member] Real estate mortgage [Member] Commercial - Non-owner Occupied [Member]	Dec. 31, 2011 Pass [Member] Real estate mortgage [Member] Commercial - Non-owner Occupied [Member]	Dec. 31, 2012 Pass [Member] Real estate mortgage [Member] Residential - 1 to 4 family [Member]	Dec. 31, 2011 Pass [Member] Real estate mortgage [Member] Residential - 1 to 4 family [Member]	Dec. 31, 2012 Pass [Member] Real estate mortgage [Member] Residential - Multifamily [Member]	Dec. 31, 2011 Pass [Member] Real estate mortgage [Member] Residential - Multifamily [Member]	Dec. 31, 2012 Pass [Member] Consumer [Member]	Dec. 31, 2011 Pass [Member] Consumer [Member]	Dec. 31, 2012 OAEM [Member]	Dec. 31, 2011 OAEM [Member]	Dec. 31, 2012 OAEM [Member] Commercial and industrial [Member]	Dec. 31, 2011 OAEM [Member] Commercial and industrial [Member]	Dec. 31, 2012 OAEM [Member] Real estate construction [Member] Residential [Member]	Dec. 31, 2011 OAEM [Member] Real estate construction [Member] Residential [Member]	Dec. 31, 2012 OAEM [Member] Real estate construction [Member] Commercial [Member]	Dec. 31, 2011 OAEM [Member] Real estate construction [Member] Commercial [Member]	Dec. 31, 2012 OAEM [Member] Real estate mortgage [Member] Commercial - Owner Occupied [Member]	Dec. 31, 2011 OAEM [Member] Real estate mortgage [Member] Commercial - Owner Occupied [Member]	Dec. 31, 2012 OAEM [Member] Real estate mortgage [Member] Commercial - Non-owner Occupied [Member]	Dec. 31, 2011 OAEM [Member] Real estate mortgage [Member] Commercial - Non-owner Occupied [Member]	Dec. 31, 2012 OAEM [Member] Real estate mortgage [Member] Residential - 1 to 4 family [Member]	Dec. 31, 2011 OAEM [Member] Real estate mortgage [Member] Residential - 1 to 4 family [Member]	Dec. 31, 2012 OAEM [Member] Real estate mortgage [Member] Residential - Multifamily [Member]	Dec. 31, 2011 OAEM [Member] Real estate mortgage [Member] Residential - Multifamily [Member]	Dec. 31, 2012 OAEM [Member] Consumer [Member]	Dec. 31, 2011 OAEM [Member] Consumer [Member]	Dec. 31, 2012 Substandard [Member]	Dec. 31, 2011 Substandard [Member]	Dec. 31, 2012 Substandard [Member] Commercial and industrial [Member]	Dec. 31, 2011 Substandard [Member] Commercial and industrial [Member]	Dec. 31, 2012 Substandard [Member] Real estate construction [Member] Residential [Member]	Dec. 31, 2011 Substandard [Member] Real estate construction [Member] Residential [Member]	Dec. 31, 2012 Substandard [Member] Real estate construction [Member] Commercial [Member]	Dec. 31, 2011 Substandard [Member] Real estate construction [Member] Commercial [Member]	Dec. 31, 2012 Substandard [Member] Real estate mortgage [Member] Commercial - Owner Occupied [Member]	Dec. 31, 2011 Substandard [Member] Real estate mortgage [Member] Commercial - Owner Occupied [Member]	Dec. 31, 2012 Substandard [Member] Real estate mortgage [Member] Commercial - Non-owner Occupied [Member]	Dec. 31, 2011 Substandard [Member] Real estate mortgage [Member] Commercial - Non-owner Occupied [Member]	Dec. 31, 2012 Substandard [Member] Real estate mortgage [Member] Residential - 1 to 4 family [Member]	Dec. 31, 2011 Substandard [Member] Real estate mortgage [Member] Residential - 1 to 4 family [Member]	Dec. 31, 2012 Substandard [Member] Real estate mortgage [Member] Residential - Multifamily [Member]	Dec. 31, 2011 Substandard [Member] Real estate mortgage [Member] Residential - Multifamily [Member]	Dec. 31, 2012 Substandard [Member] Consumer [Member]	Dec. 31, 2011 Substandard [Member] Consumer [Member]	Dec. 31, 2012 Doubtful [Member]	Dec. 31, 2011 Doubtful [Member]	Dec. 31, 2012 Doubtful [Member] Commercial and industrial [Member]	Dec. 31, 2011 Doubtful [Member] Commercial and industrial [Member]	Dec. 31, 2012 Doubtful [Member] Real estate construction [Member] Residential [Member]	Dec. 31, 2011 Doubtful [Member] Real estate construction [Member] Residential [Member]	Dec. 31, 2012 Doubtful [Member] Real estate construction [Member] Commercial [Member]	Dec. 31, 2011 Doubtful [Member] Real estate construction [Member] Commercial [Member]	Dec. 31, 2012 Doubtful [Member] Real estate mortgage [Member] Commercial - Owner Occupied [Member]	Dec. 31, 2011 Doubtful [Member] Real estate mortgage [Member] Commercial - Owner Occupied [Member]	Dec. 31, 2012 Doubtful [Member] Real estate mortgage [Member] Commercial - Non-owner Occupied [Member]	Dec. 31, 2011 Doubtful [Member] Real estate mortgage [Member] Commercial - Non-owner Occupied [Member]	Dec. 31, 2012 Doubtful [Member] Real estate mortgage [Member] Residential - 1 to 4 family [Member]	Dec. 31, 2011 Doubtful [Member] Real estate mortgage [Member] Residential - 1 to 4 family [Member]	Dec. 31, 2012 Doubtful [Member] Real estate mortgage [Member] Residential - Multifamily [Member]	Dec. 31, 2011 Doubtful [Member] Real estate mortgage [Member] Residential - Multifamily [Member]	Dec. 31, 2012 Doubtful [Member] Consumer [Member]	Dec. 31, 2011 Doubtful [Member] Consumer [Member]
Financing Receivable, Recorded Investment [Line Items]
Loan scale for risk grade points range			1	7
Loans	$ 629,712	$ 625,117			$ 21,925	$ 24,136	$ 7,331	$ 21,287	$ 41,875	$ 50,361	$ 157,616	$ 147,449	$ 221,731	$ 204,216	$ 140,164	$ 138,768	$ 21,181	$ 20,126	$ 17,889	$ 18,774	$ 530,695	$ 501,154	$ 18,926	$ 16,033	$ 6,345	$ 12,327	$ 20,097	$ 23,898	$ 150,990	$ 137,200	$ 173,606	$ 156,277	$ 126,167	$ 120,658	$ 16,863	$ 16,261	$ 17,701	$ 18,500	$ 18,069	$ 29,748	$ 2,183	$ 7,500	$ 0	$ 350	$ 0	$ 0	$ 1,121	$ 3,840	$ 11,399	$ 10,430	$ 2,263	$ 4,360	$ 1,103	$ 3,268	$ 0	$ 0	$ 80,948	$ 94,215	$ 816	$ 603	$ 986	$ 8,610	$ 21,778	$ 26,463	$ 5,505	$ 6,409	$ 36,726	$ 37,509	$ 11,734	$ 13,750	$ 3,215	$ 597	$ 188	$ 274	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0

Allowance for Loan Losses (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Allowance for Loan Losses [Abstract]
Grade for a loan to be evaluated for impairment, minimum	6
Allowance for Loan Losses [Roll Forward]
Beginning Balance	$ 19,323	$ 14,789
Charge-offs	(8,177)	(5,975)
Recoveries	490	59
Provisions	7,300	10,450
Ending Balance	18,936	19,323
Loans and Allowances for Loan Losses [Abstract]
Allowances for loan losses, Individually evaluated for impairment	1,706	4,859
Allowances for loan losses, Collectively evaluated for impairment	17,230	14,464
Allowance for loan losses	18,936	19,323
Loans, Individually evaluated for impairment	87,576	97,179
Loans, Collectively evaluated for impairment	542,136	527,938
Loans	629,712	625,117
Commercial and industrial [Member]
Allowance for Loan Losses [Roll Forward]
Beginning Balance	451	448
Charge-offs	(66)	(22)
Recoveries	0	0
Provisions	85	25
Ending Balance	470	451
Loans and Allowances for Loan Losses [Abstract]
Allowances for loan losses, Individually evaluated for impairment	10	0
Allowances for loan losses, Collectively evaluated for impairment	460	451
Allowance for loan losses	470	451
Loans, Individually evaluated for impairment	748	603
Loans, Collectively evaluated for impairment	21,177	23,533
Loans	21,925	24,136
Real estate construction [Member] | Residential [Member]
Allowance for Loan Losses [Roll Forward]
Beginning Balance	2,613	2,980
Charge-offs	(1,326)	(2,390)
Recoveries	490	24
Provisions	(932)	1,999
Ending Balance	845	2,613
Loans and Allowances for Loan Losses [Abstract]
Allowances for loan losses, Individually evaluated for impairment	24	1,297
Allowances for loan losses, Collectively evaluated for impairment	821	1,316
Allowance for loan losses	845	2,613
Loans, Individually evaluated for impairment	987	8,610
Loans, Collectively evaluated for impairment	6,344	12,677
Loans	7,331	21,287
Real estate construction [Member] | Commercial [Member]
Allowance for Loan Losses [Roll Forward]
Beginning Balance	1,971	1,576
Charge-offs	(310)	(494)
Recoveries	0	0
Provisions	(546)	889
Ending Balance	1,115	1,971
Loans and Allowances for Loan Losses [Abstract]
Allowances for loan losses, Individually evaluated for impairment	96	380
Allowances for loan losses, Collectively evaluated for impairment	1,019	1,591
Allowance for loan losses	1,115	1,971
Loans, Individually evaluated for impairment	14,879	16,227
Loans, Collectively evaluated for impairment	26,996	34,134
Loans	41,875	50,361
Real estate mortgage [Member] | Commercial - Owner Occupied [Member]
Allowance for Loan Losses [Roll Forward]
Beginning Balance	2,714	2,508
Charge-offs	(1,058)	0
Recoveries	0	0
Provisions	2,439	206
Ending Balance	4,095	2,714
Loans and Allowances for Loan Losses [Abstract]
Allowances for loan losses, Individually evaluated for impairment	216	23
Allowances for loan losses, Collectively evaluated for impairment	3,879	2,691
Allowance for loan losses	4,095	2,714
Loans, Individually evaluated for impairment	6,594	7,536
Loans, Collectively evaluated for impairment	151,022	139,913
Loans	157,616	147,449
Real estate mortgage [Member] | Commercial - Non-owner Occupied [Member]
Allowance for Loan Losses [Roll Forward]
Beginning Balance	6,742	3,792
Charge-offs	(3,848)	(426)
Recoveries	0	0
Provisions	4,485	3,376
Ending Balance	7,379	6,742
Loans and Allowances for Loan Losses [Abstract]
Allowances for loan losses, Individually evaluated for impairment	1,053	2,526
Allowances for loan losses, Collectively evaluated for impairment	6,326	4,216
Allowance for loan losses	7,379	6,742
Loans, Individually evaluated for impairment	48,415	48,244
Loans, Collectively evaluated for impairment	173,316	155,972
Loans	221,731	204,216
Real estate mortgage [Member] | Residential - 1 to 4 family [Member]
Allowance for Loan Losses [Roll Forward]
Beginning Balance	4,190	2,848
Charge-offs	(1,531)	(2,643)
Recoveries	0	34
Provisions	1,725	3,951
Ending Balance	4,384	4,190
Loans and Allowances for Loan Losses [Abstract]
Allowances for loan losses, Individually evaluated for impairment	301	600
Allowances for loan losses, Collectively evaluated for impairment	4,083	3,590
Allowance for loan losses	4,384	4,190
Loans, Individually evaluated for impairment	12,550	11,865
Loans, Collectively evaluated for impairment	127,614	126,903
Loans	140,164	138,768
Real estate mortgage [Member] | Residential - Multifamily [Member]
Allowance for Loan Losses [Roll Forward]
Beginning Balance	278	372
Charge-offs	0	0
Recoveries	0	0
Provisions	34	(94)
Ending Balance	312	278
Loans and Allowances for Loan Losses [Abstract]
Allowances for loan losses, Individually evaluated for impairment	6	33
Allowances for loan losses, Collectively evaluated for impairment	306	245
Allowance for loan losses	312	278
Loans, Individually evaluated for impairment	3,215	3,865
Loans, Collectively evaluated for impairment	17,966	16,261
Loans	21,181	20,126
Consumer [Member]
Allowance for Loan Losses [Roll Forward]
Beginning Balance	148	130
Charge-offs	(38)	0
Recoveries	0	1
Provisions	226	17
Ending Balance	336	148
Loans and Allowances for Loan Losses [Abstract]
Allowances for loan losses, Individually evaluated for impairment	0	0
Allowances for loan losses, Collectively evaluated for impairment	336	148
Allowance for loan losses	336	148
Loans, Individually evaluated for impairment	188	229
Loans, Collectively evaluated for impairment	17,701	18,545
Loans	17,889	18,774
Unallocated [Member]
Allowance for Loan Losses [Roll Forward]
Beginning Balance	216	135
Charge-offs	0	0
Recoveries	0	0
Provisions	(216)	81
Ending Balance	0	216
Loans and Allowances for Loan Losses [Abstract]
Allowances for loan losses, Individually evaluated for impairment	0	0
Allowances for loan losses, Collectively evaluated for impairment	0	216
Allowance for loan losses	$ 0	$ 216

Bank Premises and Equipment (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Total premises and equipment	$ 6,612	$ 6,387
Less: accumulated depreciation and amortization	(2,623)	(2,265)
Premises and equipment, net	3,989	4,122
Depreciation and amortization expense	358	366
Future minimum rental payments under operating leases [Abstract]
2013	140
2014	140
2015	140
2016	107
2017	31
Total minimum lease payments	558
Rent expense	138	125
Northfield lease [Member]
Operating Leased Assets [Line Items]
Non cancelable operating lease agreements term	5 years
Number of 5-years renewal option	1
Philadelphia lease [Member]
Operating Leased Assets [Line Items]
Non cancelable operating lease agreements term	10 years
Number of 5-years renewal option	2
Land [Member]
Property, Plant and Equipment [Line Items]
Total premises and equipment	820	820
Building and improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	12 years
Total premises and equipment	3,992	4,059
Furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	9 years 7 months 6 days
Total premises and equipment	$ 1,800	$ 1,508

OREO (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
OREO [Abstract]
Increase in real estate owned	$ 6,700,000
Real estate, not qualify for sales treatment			12,800,000
Number of Real Estate Properties owned	33
Valuation allowance related to OREO	0	0
OREO expense	1,529,000	642,000
Other Real Estate, Foreclosed Assets, and Repossessed Assets [Abstract]
Balance at beginning of period	19,410,000	16,701,000
Real estate acquired in settlement of loans	11,095,000	1,879,000
Sales of real estate	(3,533,000)	(3,414,000)
Gain/(loss) on sale of real estate	(388,000)	(44,000)
Write-down of real estate carrying values	(750,000)	(514,000)
Capitalized improvements to real estate	223,000	4,802,000
Balance at end of period	$ 26,057,000	$ 19,410,000

Deposits (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Deposits, by Component, Alternative [Abstract]
Demand deposits, noninterest-bearing	$ 30,342,000	$ 31,146,000
Demand deposits, interest-bearing	21,249,000	19,307,000
Money market deposits	84,946,000	92,576,000
Savings deposits	230,621,000	213,411,000
Time deposits of $100,000 or more	109,941,000	108,598,000
Other time deposits	138,356,000	146,867,000
Brokered time deposits	21,752,000	22,950,000
Total deposits	637,207,000	634,855,000
Scheduled maturities of certificates of deposit [Abstract]
2013	195,897,000
2014	43,484,000
2015	10,350,000
2016	8,151,000
2017	12,167,000
Thereafter	0
Total	270,049,000
Deposits from related parties	$ 5,767,000	$ 6,705,000

Borrowings (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Amount [Abstract]
Federal Home Loan Bank advances	$ 20,448,000	$ 50,607,000
Weighted Average Rate [Abstract]
Subordinated debentures	13,403,000	13,403,000
Line of credit facility amount outstanding	25,400,000
Federal Home Loan Bank Repurchase Agreements [Member]
Analysis of borrowings [Abstract]
Debt instrument, maturity date	May 31, 2013
Borrowed funds	5,000,000	5,000,000
Weighted Average Rate [Abstract]
Weighted average rate (in hundredths)	2.65%	2.65%
Other Repurchase Agreements [Member]
Analysis of borrowings [Abstract]
Debt instrument, maturity date	Jul 31, 2012
Borrowed funds	5,000,000	5,000,000
Weighted Average Rate [Abstract]
Weighted average rate (in hundredths)	4.91%	4.91%
Federal Home Loan Bank Advances [Member]
Amount [Abstract]
Advances maturing in less than one year	0	30,000,000
Advances maturing in one to three years	20,448,000	19,900,000
Advances maturing in three to five years	0	707,000
Advances maturing in five to ten years	0	0
Federal Home Loan Bank advances	20,448,000	50,607,000
Weighted Average Rate [Abstract]
Advances maturing in less than one year (in hundredths)	0.00%	0.32%
Advances maturing in one to three years (in hundredths)	1.29%	1.18%
Advances maturing in three to five years (in hundredths)	0.00%	5.19%
Advances maturing in five to ten years (in hundredths)	0.00%	0.00%
Line of credit facility maximum borrowing capacity	100,900,000
Subordinated Debentures [Member]
Weighted Average Rate [Abstract]
Subordinated debentures	13,403,000	13,403,000
Subordinated Debentures [Member] | Parke Capital Trust I [Member]
Analysis of borrowings [Abstract]
Debt instrument, maturity date	Nov 30, 2035
Weighted Average Rate [Abstract]
Subordinated debentures	5,155,000	5,155,000
Weighted average rate (in hundredths)	1.97%	1.94%
Subordinated Debentures - Capital Trusts [Abstract]
Aggregate principal amount	5,000,000
Basis spread on variable rate (in hundredths)	1.66%
Proceeds from debentures allocated to paid in capital at bank	4,200,000
Proceeds from debentures retained at company for future use	955,000
Subordinated Debentures [Member] | Parke Capital Trust II [Member]
Analysis of borrowings [Abstract]
Debt instrument, maturity date	Nov 30, 2035
Weighted Average Rate [Abstract]
Subordinated debentures	5,155,000	5,155,000
Weighted average rate (in hundredths)	1.97%	1.94%
Subordinated Debentures - Capital Trusts [Abstract]
Aggregate principal amount	5,000,000
Description of variable rate basis	three-month LIBOR plus 1.66%
Basis spread on variable rate (in hundredths)	1.66%
Proceeds from debentures allocated to paid in capital at bank	4,200,000
Proceeds from debentures retained at company for future use	955,000
Subordinated Debentures [Member] | Parke Capital Trust III [Member]
Analysis of borrowings [Abstract]
Debt instrument, maturity date	Sep 30, 2037
Weighted Average Rate [Abstract]
Subordinated debentures	3,093,000	3,093,000
Weighted average rate (in hundredths)	1.81%	1.80%
Subordinated Debentures - Capital Trusts [Abstract]
Aggregate principal amount	$ 3,000,000
Description of variable rate basis	three-month LIBOR plus 1.50%
Basis spread on variable rate (in hundredths)	1.50%

Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Current tax expense [Abstract]
Federal	$ 4,405	$ 5,808
State	1,180	1,517
Current income tax expense, Total	5,585	7,325
Deferred tax benefit	(1,343)	(1,801)
Income tax expense	4,242	5,524
Deferred tax assets [Abstract]
Allowance for loan losses	7,735	7,894
Minimum pension liability	2,262	2,175
Stock compensation	30	30
Depreciation	221	211
Capitalized OREO expense	1,551	518
OTTI write down on securities	1,217	1,353
Deferred tax assets	13,016	12,181
Deferred tax liabilities [Abstract]
Discount accretion	16	(27)
Deferred loan costs	(735)	(674)
Investment securities available for sale	(399)	(310)
BOLI	0	(576)
Deferred tax liabilities	(1,118)	(1,587)
Net deferred tax asset	11,898	10,594
Reconciliation of the Company's effective income tax rate with the statutory federal rate [Abstract]
At Federal statutory rate	4,309	4,805
Adjustments resulting from [Abstract]
State income taxes, net of Federal tax benefit	657	714
Other	(77)	5
Income tax expense	$ 4,242	$ 5,524

Retirement Plans (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Defined benefit plan net periodic benefit cost [Abstract]
Discount rate of benefit obligation (in hundredths)	5.50%	5.50%
Expected rate of compensation increase (in hundredths)	4.00%	4.00%
Employee contribution (in hundredths)	3.00%
Plan expenses	$ 109,000	$ 98,000
Supplemental Employee Retirement Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Unfunded benefit obligation	3,137,000	3,002,000
Defined benefit plan change in benefit obligation [Roll Forward]
Benefit obligation, January 1	3,002,000	2,649,000
Service cost	(6,000)	232,000
Interest cost	165,000	120,000
(Gain) loss	(24,000)	1,000
Benefit obligation, December 31	3,137,000	3,002,000
Defined benefit plan net periodic benefit cost [Abstract]
Service cost	(6,000)	232,000
Interest cost	165,000	120,000
(Gain) loss	(24,000)	1,000
Prior service cost recognized	0	0
Net periodic benefit cost	$ 135,000	$ 353,000

Regulatory Matters (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Parke Bancorp Inc. [Member]
Total Risk Based Capital (to Risk Weighted Assets) [Abstract]
Actual, Amount	$ 105,640	$ 98,992
For Capital Adequacy Purposes, Amount	51,998	51,209
To be Well-Capitalized Under Prompt Corrective Action Provisions, Amount
Tier 1 Capital (to Risk Weighted Assets) [Abstract]
Actual, Amount	97,382	90,851
For Capital Adequacy Purposes, Amount	25,999	25,604
To be Well-Capitalized Under Prompt Corrective Action Provisions, Amount
Total Risk Based Capital and Tier 1 Capital (to Risk Weighted Assets) [Abstract]
Total Risk Based Capital, Actual, Ratio (in hundredths)	16.25%	15.50%
Total Risk Based Capital, For Capital Adequacy Purposes, Ratio (in hundredths)	8.00%	8.00%
Tier 1 Capital, Actual, Ratio (in hundredths)	14.98%	14.20%
Tier 1 Capital, For Capital Adequacy Purposes, Ratio (in hundredths)	4.00%	4.00%
Tier 1 Capital (to Average Assets) [Abstract]
Actual, Amount	97,382	90,851
For Capital Adequacy Purposes, Amount	30,917	30,122
To be Well-Capitalized Under Prompt Corrective Action Provisions, Amount
Tier 1 Capital (to Average Assets) [Abstract]
Actual, Ratio (in hundredths)	12.60%	12.10%
For Capital Adequacy Purposes, Ratio (in hundredths)	4.00%	4.00%
Parke Bank [Member]
Total Risk Based Capital (to Risk Weighted Assets) [Abstract]
Actual, Amount	105,714	98,817
For Capital Adequacy Purposes, Amount	51,998	51,208
To be Well-Capitalized Under Prompt Corrective Action Provisions, Amount	64,998	64,010
Tier 1 Capital (to Risk Weighted Assets) [Abstract]
Actual, Amount	97,456	90,676
For Capital Adequacy Purposes, Amount	25,999	25,604
To be Well-Capitalized Under Prompt Corrective Action Provisions, Amount	38,999	38,406
Total Risk Based Capital and Tier 1 Capital (to Risk Weighted Assets) [Abstract]
Total Risk Based Capital, Actual, Ratio (in hundredths)	16.26%	15.40%
Total Risk Based Capital, For Capital Adequacy Purposes, Ratio (in hundredths)	8.00%	8.00%
Total Risk Based Capital, To be Well-Capitalized Under Prompt Corrective Action Provisions, Ratio (in hundredths)	10.00%	10.00%
Tier 1 Capital, Actual, Ratio (in hundredths)	14.99%	14.20%
Tier 1 Capital, For Capital Adequacy Purposes, Ratio (in hundredths)	4.00%	4.00%
Tier 1 Capital, To be Well-Capitalized Under Prompt Corrective Action Provisions, Ratio (in hundredths)	6.00%	6.00%
Tier 1 Capital (to Average Assets) [Abstract]
Actual, Amount	97,456	90,676
For Capital Adequacy Purposes, Amount	30,917	30,122
To be Well-Capitalized Under Prompt Corrective Action Provisions, Amount	$ 38,646	$ 37,652
Tier 1 Capital (to Average Assets) [Abstract]
Actual, Ratio (in hundredths)	12.61%	12.00%
For Capital Adequacy Purposes, Ratio (in hundredths)	4.00%	4.00%
To be Well-Capitalized Under Prompt Corrective Action Provisions, Ratio (in hundredths)	5.00%	5.00%

Shareholders' Equity (Details) (USD $)	1 Months Ended		12 Months Ended
	May 31, 2012	May 31, 2011	Dec. 31, 2012	Dec. 31, 2011
Shareholders' Equity [Abstract]
Common stock, dividend rate (in hundredths)	10.00%	10.00%	10.00%	10.00%
Common stock dividend (in shares)	488,383	443,945
Repurchase of Company stock			$ 0	$ 0
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock reserved for future issuance upon exercise of options (in shares)				148,181
Net compensation expenses			0	0
Contractual term			10 year
Summary of stock option activity [Roll Forward]
Outstanding (in shares)			415,708
Granted (in shares)			0
Exercised (in shares)			9,332
Expired/terminated (in shares)			49,534
Outstanding (in shares)			356,842	415,708
Exercisable (in shares)			356,842
Weighted Average Exercise Price [Roll Forward]
Outstanding (in dollars per share)			$ 9.01
Granted (in dollars per share)			$ 0
Exercised (in dollars per share)			$ 3.75
Expired/terminated (in dollars per share)			$ 8.25
Outstanding (in dollars per share)			$ 9.36	$ 9.01
Exercisable (in dollars per share)			$ 9.36
Weighted Average Remaining Contractual Life [Abstract]
Options outstanding			2 years 4 months 24 days
Options exercisable			2 years 4 months 24 days
Aggregate intrinsic value outstanding			0
Aggregate intrinsic value exercisable			0
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of Outstanding Options (in shares)			356,842
Weighted Average Remaining Contractual Term			2 years 4 months 24 days
Weighted Average Exercise Price (in dollars per share)			$ 9.36
Preferred Stock [Abstract]
Minimum investment of risk weighted assets (in hundredths)			1.00%
Maximum investment of risk weighted assets (in hundredths)			3.00%
Risk Weighted Assets			25,000,000,000
Perpetual preferred stock, dividend rate (in hundredths)			5.00%	5.00%
Perpetual preferred stock, dividend rate after fifth anniversary (in hundredths)			9.00%
Warrants receivable by US Treasury as percentage of capital invested (in hundredths)			15.00%
Proceeds from issuance of perpetual preferred stock			16,288,000
Period of accretion of discount on issuance of preferred stock			5 years
Common stock warrants issued to US Treasury (in shares)			359,135
Proceeds from issuance of warrants			930,000
Period of contractual life of warrants			10 years
Exercise price of warrants (in dollars per share)			$ 6.79
Dividend on preferred stock			$ 815,000	$ 815,000
$ 5.25 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Price (in dollars per share)			$ 5.25
Number of Outstanding Options (in shares)			55,287
Weighted Average Remaining Contractual Term			4 months 24 days
Weighted Average Exercise Price (in dollars per share)			$ 5.25
$ 7.42 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Price (in dollars per share)			$ 7.42
Number of Outstanding Options (in shares)			11,010
Weighted Average Remaining Contractual Term			1 year 3 months 18 days
Weighted Average Exercise Price (in dollars per share)			$ 7.42
$ 8.91[Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Price (in dollars per share)			$ 8.91
Number of Outstanding Options (in shares)			44,424
Weighted Average Remaining Contractual Term			2 years 2 months 12 days
Weighted Average Exercise Price (in dollars per share)			$ 8.91
$ 10.39 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Price (in dollars per share)			$ 10.39
Number of Outstanding Options (in shares)			229,285
Weighted Average Remaining Contractual Term			3 years
Weighted Average Exercise Price (in dollars per share)			$ 10.39
$ 11.28 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Price (in dollars per share)			$ 11.28
Number of Outstanding Options (in shares)			16,836
Weighted Average Remaining Contractual Term			3 years 9 months 18 days
Weighted Average Exercise Price (in dollars per share)			$ 11.28

Other Related Party Transactions (Details) (Director [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Director [Member]
Related Party Transaction [Line Items]
Related party transaction insurance cost	$ 361	$ 184
Employee benefits	$ 493	$ 420

Commitments and Contingencies (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012 Commitments to Extend Credit [Member]	Dec. 31, 2011 Commitments to Extend Credit [Member]	Dec. 31, 2012 Standby Letters of Credit [Member]	Dec. 31, 2011 Standby Letters of Credit [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Off-balance sheet risks liability		$ 50.8	$ 54.8	$ 5.8	$ 6.9
Maximum period of variable rate	1 year

Fair Value (Details) (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Severity of the losses on securities (in hundredths)	95.00%
Trust preferred securities maturity period	5 years
Discounted cash flow hedging	3 month LIBOR plus a spread of 400 to 959 basis points
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Securities Available for Sale	$ 19,340,000		$ 22,517,000
Fair value on a non-recurring basis [Abstract]
Carrying amount of impaired loans receivable	56,600,000		73,000,000
Valuation allowance	282,000		2,600
Changes in Level 3 assets measured at fair value on a recurring basis [Roll Forward]
Beginning balance	4,122,000		4,560,000
Total net losses included in [Abstract]
Net loss	(128,000)		(129,000)
Other comprehensive income (loss)	(52,000)		(107,000)
Settlements	0		(202,000)
Net transfers into Level 3	0		0
Ending balance	3,942,000		4,122,000
Minimum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trust preferred securities expected to prepay (in hundredths)	1.00%
Trust preferred securities expected to default (in hundredths)	0.57%
Variable basis point of discounted cash flow hedging (in hundredths)	4.00%
Fair value on a non-recurring basis [Abstract]
Underlying collateral less cost to sell percentage (in hundredths)	5.00%
Maximum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trust preferred securities expected to prepay (in hundredths)	2.00%
Trust preferred securities expected to default (in hundredths)	0.66%
Variable basis point of discounted cash flow hedging (in hundredths)	9.59%
Fair value on a non-recurring basis [Abstract]
Underlying collateral less cost to sell percentage (in hundredths)			10.00%
Carrying Value [Member]
Financial Assets [Abstract]
Investment securities (available-for-sale and held-to-maturity)	21,406,000	[1]	24,549,000	[1]
Loans, net	610,776,000	[2]	605,794,000	[2]
Carrying Value [Member] | Level 1 [Member]
Financial Assets [Abstract]
Cash and cash equivalents	76,866,000		110,228,000
Carrying Value [Member] | Level 2 [Member]
Financial Assets [Abstract]
Restricted stock	2,223,000		3,565,000
Loans held for sale	495,000		225,000
Accrued interest receivable	2,727,000		3,039,000
Financial Liabilities [Abstract]
Demand and savings deposits	367,159,000		356,440,000
Time deposits	270,048,000		278,415,000
Borrowings	43,851,000		74,010,000
Accrued interest payable	537,000		618,000
Fair Value [Member]
Financial Assets [Abstract]
Investment securities (available-for-sale and held-to-maturity)	21,406,000	[1]	24,597,000	[1]
Loans, net	632,723,000	[2]	622,801,000	[2]
Fair Value [Member] | Level 1 [Member]
Financial Assets [Abstract]
Cash and cash equivalents	76,866,000		110,228,000
Fair Value [Member] | Level 2 [Member]
Financial Assets [Abstract]
Restricted stock	2,223,000		3,565,000
Loans held for sale	495,000		225,000
Accrued interest receivable	2,727,000		3,039,000
Financial Liabilities [Abstract]
Demand and savings deposits	367,159,000		356,440,000
Time deposits	271,786,000		280,147,000
Borrowings	42,849,000		79,997,000
Accrued interest payable	537,000		618,000
Recurring [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Securities Available for Sale	19,340,000		22,517,000
Recurring [Member] | Level 1 [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Securities Available for Sale	0		0
Recurring [Member] | Level 2 [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Securities Available for Sale	15,398,000		18,395,000
Recurring [Member] | Level 3 [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Securities Available for Sale	3,942,000		4,122,000
Recurring [Member] | U.S. Government sponsored entities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Securities Available for Sale	7,000		1,011,000
Recurring [Member] | U.S. Government sponsored entities [Member] | Level 1 [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Securities Available for Sale	0		0
Recurring [Member] | U.S. Government sponsored entities [Member] | Level 2 [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Securities Available for Sale	7,000		1,011,000
Recurring [Member] | U.S. Government sponsored entities [Member] | Level 3 [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Securities Available for Sale	0		0
Recurring [Member] | Corporate debt obligations [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Securities Available for Sale	1,524,000		1,486,000
Recurring [Member] | Corporate debt obligations [Member] | Level 1 [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Securities Available for Sale	0		0
Recurring [Member] | Corporate debt obligations [Member] | Level 2 [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Securities Available for Sale	1,524,000		1,486,000
Recurring [Member] | Corporate debt obligations [Member] | Level 3 [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Securities Available for Sale	0		0
Recurring [Member] | Residential mortgage-backed securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Securities Available for Sale	12,899,000		14,461,000
Recurring [Member] | Residential mortgage-backed securities [Member] | Level 1 [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Securities Available for Sale	0		0
Recurring [Member] | Residential mortgage-backed securities [Member] | Level 2 [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Securities Available for Sale	12,899,000		14,461,000
Recurring [Member] | Residential mortgage-backed securities [Member] | Level 3 [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Securities Available for Sale	0		0
Recurring [Member] | Collateralized mortgage-backed securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Securities Available for Sale	974,000		1,594,000
Recurring [Member] | Collateralized mortgage-backed securities [Member] | Level 2 [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Securities Available for Sale	968,000		1,437,000
Recurring [Member] | Collateralized mortgage-backed securities [Member] | Level 3 [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Securities Available for Sale	6,000		157,000
Recurring [Member] | Collateralized debt obligations [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Securities Available for Sale	3,936,000		3,965,000
Recurring [Member] | Collateralized debt obligations [Member] | Level 1 [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Securities Available for Sale	0		0
Recurring [Member] | Collateralized debt obligations [Member] | Level 2 [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Securities Available for Sale	0		0
Recurring [Member] | Collateralized debt obligations [Member] | Level 3 [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Securities Available for Sale	3,936,000		3,965,000
Nonrecurring [Member]
Fair value on a non-recurring basis [Abstract]
Collateral dependent impaired loans	56,620,000		72,958,000
OREO	26,027,000		19,410,000
Nonrecurring [Member] | Level 1 [Member]
Fair value on a non-recurring basis [Abstract]
Collateral dependent impaired loans	0		0
OREO	0		0
Nonrecurring [Member] | Level 2 [Member]
Fair value on a non-recurring basis [Abstract]
Collateral dependent impaired loans	0		0
OREO	0		0
Nonrecurring [Member] | Level 3 [Member]
Fair value on a non-recurring basis [Abstract]
Collateral dependent impaired loans	56,620,000		72,958,000
OREO	$ 26,027,000		$ 19,410,000

[1]	See the recurring fair value table above.
[2]	For non-impaired loans, Level 2; for impaired loans, Level 3.

Parent Company Only Financial Statements (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Assets:
Other assets	$ 15,195,000	$ 14,265,000
Total Assets	770,477,000	790,738,000
Liabilities and Equity:
Subordinated debentures	13,403,000	13,403,000
Other liabilities	5,339,000	3,982,000
Equity	83,543,000	77,273,000	70,732,000
Total liabilities and equity	770,477,000	790,738,000
Income:
Other income	87,000	0
Expense:
Total interest expense	7,424,000	9,231,000
Income before income tax expense	12,311,000	13,728,000
Provision for income taxes	4,242,000	5,524,000
Net income attributable to Company	7,313,000	7,272,000
Preferred stock dividend and discount accretion	1,012,000	1,000,000
Net income available to common shareholders	6,301,000	6,272,000
Cash Flows from Operating Activities
Net income	8,069,000	8,204,000
Changes in operating assets and liabilities:
Increase in accrued interest payable and other accrued liabilities	1,162,000	(451,000)
Net cash provided by operating activities	17,284,000	17,484,000
Cash Flows from Investing Activities
Net cash used in investing activities	(21,159,000)	(3,134,000)
Cash Flows from Financing Activities
Proceeds from issuance of preferred stock	16,288,000
Payment of dividend on preferred stock	(815,000)	(815,000)
Net cash (used in) provided by financing activities	(29,487,000)	38,250,000
Increase/(decrease) in cash and cash equivalents	(33,362,000)	52,600,000
Cash and Cash Equivalents, January 1,	110,228,000	57,628,000
Cash and Cash Equivalents, December 31,	76,866,000	110,228,000
Parent Company [Member]
Assets:
Cash	53,000	257,000
Investments in subsidiaries	97,114,000	90,116,000
Other assets	5,000	5,000
Total Assets	97,172,000	90,378,000
Liabilities and Equity:
Subordinated debentures	13,403,000	13,403,000
Other liabilities	132,000	136,000
Equity	83,637,000	77,224,000
Total liabilities and equity	97,172,000	90,763,000
Income:
Dividends from bank subsidiary	996,000	1,600,000
Expense:
Interest on subordinated debentures	282,000	256,000
Other expenses	269,000	295,000
Total interest expense	551,000	551,000
Income before income tax expense	532,000	1,049,000
Provision for income taxes	0	0
Equity in undistributed income of subsidiaries	6,781,000	6,223,000
Net income attributable to Company	7,313,000	7,272,000
Preferred stock dividend and discount accretion	1,012,000	1,000,000
Net income available to common shareholders	6,301,000	6,272,000
Cash Flows from Operating Activities
Net income	7,313,000	7,272,000
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in undistributed income of subsidiaries	(6,781,000)	(6,223,000)
Changes in operating assets and liabilities:
Decrease (increase) in other assets	48,000	(93,000)
Increase in accrued interest payable and other accrued liabilities	(4,000)	(28,000)
Net cash provided by operating activities	576,000	928,000
Cash Flows from Investing Activities
Net cash used in investing activities	0	0
Cash Flows from Financing Activities
Proceeds from issuance of preferred stock	35,000	0
Payment of dividend on preferred stock	(815,000)	(815,000)
Net cash (used in) provided by financing activities	(780,000)	(815,000)
Increase/(decrease) in cash and cash equivalents	(204,000)	113,000
Cash and Cash Equivalents, January 1,	257,000	144,000
Cash and Cash Equivalents, December 31,	$ 53,000	$ 257,000